Separate Account A

The Variable Annuity Life Insurance Company

Financial Statements

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and The Variable Annuity Life Insurance Company Contract Owners of Separate Account A.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of The Variable Annuity Life Insurance Company Separate Account A (“Separate Account A”) indicated in the table below as of December 31, 2025 and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of the Separate Account A as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Man Large Cap Growth Fund Investor Class (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3 (1)
Ariel Appreciation Fund Investor Class (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
Ariel Fund Investor Class (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (3)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA Pine Bridge High-Yield Bond Portfolio Class 3 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA Putnam International Value Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3 (1)
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SST SA Allocation Aggressive Portfolio Class 3 (1)	T Rowe Price Retirement 2015 Advisor Class (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	T Rowe Price Retirement 2020 Advisor Class (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	T Rowe Price Retirement 2025 Advisor Class (1)
SST SA Allocation Moderately Aggressive Portfolio Class 3 (1)	T Rowe Price Retirement 2030 Advisor Class (1)
SST SA American Century Inflation Managed Portfolio Class 3 (1)	T Rowe Price Retirement 2035 Advisor Class (1)
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3 (1)	T Rowe Price Retirement 2040 Advisor Class (1)
SAST SA AB Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2045 Advisor Class (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	T Rowe Price Retirement 2050 Advisor Class (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	T Rowe Price Retirement 2055 Advisor Class (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2060 Advisor Class (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	VALIC Company I Aggressive Allocation Lifestyle Fund (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	VALIC Company I Asset Allocation Fund (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	VALIC Company I Capital Appreciation Fund (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	VALIC Company I Conservative Allocation Lifestyle Fund (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (2)	VALIC Company I Core Bond Fund (1)

SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	VALIC Company I Dividend Value Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	VALIC Company I Dynamic Allocation Fund (1)
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3 (1)	VALIC Company I Emerging Economies Fund (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	VALIC Company I Global Real Estate Fund (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)	VALIC Company I Global Strategy Fund (1)
SAST SA Fixed Income Index Portfolio Class 3 (1)	VALIC Company I Government Securities Fund (1)
SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)	VALIC Company I Growth Fund (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I High Yield Bond Fund (1)
SAST SA Franklin Small Company Value Portfolio Class 3 (1)	VALIC Company I Inflation Protected Fund (1)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I International Government Bond Fund (1)
SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)	VALIC Company I International Growth Fund (1)
SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)	VALIC Company I International Opportunities Fund (1)
SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)	VALIC Company I International Socially Responsible Fund (1)
SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)	VALIC Company I International Value Fund (1)
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3 (1)	VALIC Company I Large Cap Core Fund (1)
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Index Allocation 60/40 Portfolio Class 3 (1)	VALIC Company I Mid Cap Strategic Growth Fund (1)
SAST SA Index Allocation 80/20 Portfolio Class 3 (1)	VALIC Company I Mid Cap Value Fund (1)
SAST SA Index Allocation 90/10 Portfolio Class 3 (1)	VALIC Company I Moderate Allocation Lifestyle Fund (1)
SAST SA International Index Portfolio Class 3 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)	VALIC Company I Science & Technology Fund (1)
SAST SA Janus Focused Growth Portfolio Class 3 (1)	VALIC Company I Small Cap Growth Fund (1)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)	VALIC Company I Small Cap Special Values Fund (1)
SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)	VALIC Company I Small Cap Value Fund (1)
SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)	VALIC Company I Stock Index Fund (1)
SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)	VALIC Company I Systematic Core Fund (1)
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)	VALIC Company I Systematic Growth Fund (1)
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3 (1)	VALIC Company I Systematic Value Fund (1)
SAST SA Large Cap Growth Index Portfolio Class 3 (1)	VALIC Company I U.S. Socially Responsible Fund (1)
SAST SA Large Cap Index Portfolio Class 3 (1)	Vanguard Life Strategy Conservative Growth Fund Investor Shares (1)
SAST SA Large Cap Value Index Portfolio Class 3 (1)	Vanguard Life Strategy Growth Fund Investor Shares (1)
SAST SA MFS Large Cap Growth Portfolio Class 3 (1)	Vanguard Life Strategy Moderate Growth Fund Investor Shares (1)
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)	Vanguard Long-Term Investment-Grade Fund Investor Shares (1)
SAST SA MFS Total Return Portfolio Class 3 (1)	Vanguard Long-Term Treasury Fund Investor Shares (1)
SAST SA Mid Cap Index Portfolio Class 3 (1)	Vanguard Wellington Fund Investor Shares (1)
SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)	Vanguard Windsor II Fund Investor Shares (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2025 and 2024.

(2) As shown in the Statements of Operations and Changes in Net Assets, the SAST SA BlackRock VCP Global Multi Asset Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA
VCP Dynamic Allocation Portfolio.

(3) As shown in the Statements of Operations and Changes in Net Assets, the SAST SA PIMCO VCP Tactical Balanced Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA
VCP Dynamic Allocation Portfolio.

Basis for Opinions

These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 20, 2026

We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Beacon Man Large Cap Growth Fund Investor Class	$84,332,216	$(1,954)	$84,330,262	$9,769	$84,320,493	$84,330,262
Ariel Appreciation Fund Investor Class	210,563,605	(6,069)	210,557,536	276,375	210,281,161	210,557,536
Ariel Fund Investor Class	331,089,183	(12,145)	331,077,038	170,007	330,907,031	331,077,038
FTVIP Franklin Allocation VIP Fund Class 2	1,641,505	—	1,641,505	—	1,641,505	1,641,505
FTVIP Franklin Income VIP Fund Class 2	5,637,801	—	5,637,801	—	5,637,801	5,637,801
Goldman Sachs VIT Government Money Market Fund Institutional Shares	794,359,384	(35,683)	794,323,701	19,617	794,304,084	794,323,701
Goldman Sachs VIT Government Money Market Fund Service Shares	4,587,674	—	4,587,674	—	4,587,674	4,587,674
Invesco V.I. American Franchise Fund Series II	1,655,816	—	1,655,816	—	1,655,816	1,655,816
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	149,452,726	(24,256)	149,428,470	24,087	149,404,383	149,428,470
Invesco V.I. Comstock Fund Series II	1,371,860	—	1,371,860	—	1,371,860	1,371,860
Invesco V.I. Growth and Income Fund Series II	1,242,314	—	1,242,314	—	1,242,314	1,242,314
Lord Abbett Growth and Income Portfolio Class VC	445,437	—	445,437	—	445,437	445,437
PIMCO Emerging Markets Bond Portfolio Advisor Class	17,135	—	17,135	—	17,135	17,135
PIMCO Total Return Portfolio Advisor Class	5,314,953	—	5,314,953	—	5,314,953	5,314,953
SST SA Allocation Aggressive Portfolio Class 3	8,207,674	—	8,207,674	—	8,207,674	8,207,674
SST SA Allocation Balanced Portfolio Class 3	3,466,277	—	3,466,277	—	3,466,277	3,466,277
SST SA Allocation Moderate Portfolio Class 3	6,683,566	—	6,683,566	—	6,683,566	6,683,566
SST SA Allocation Moderately Aggressive Portfolio Class 3	6,529,242	—	6,529,242	—	6,529,242	6,529,242
SST SA American Century Inflation Managed Portfolio Class 3	5,505,247	—	5,505,247	—	5,505,247	5,505,247
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	3,072,671	—	3,072,671	—	3,072,671	3,072,671
SAST SA AB Growth Portfolio Class 3	6,284,065	—	6,284,065	—	6,284,065	6,284,065
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,968,415	—	1,968,415	—	1,968,415	1,968,415
SAST SA American Funds Asset Allocation Portfolio Class 3	67,853,956	—	67,853,956	—	67,853,956	67,853,956
SAST SA American Funds Global Growth Portfolio Class 3	3,259,070	—	3,259,070	—	3,259,070	3,259,070
SAST SA American Funds Growth Portfolio Class 3	19,697,143	—	19,697,143	—	19,697,143	19,697,143
SAST SA American Funds Growth-Income Portfolio Class 3	7,114,499	—	7,114,499	—	7,114,499	7,114,499
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	76,938,650	—	76,938,650	—	76,938,650	76,938,650
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	1,895,842	—	1,895,842	—	1,895,842	1,895,842
SAST SA Emerging Markets Equity Index Portfolio Class 3	164,784	—	164,784	—	164,784	164,784
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	6,256,802	—	6,256,802	—	6,256,802	6,256,802
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	327,048	—	327,048	—	327,048	327,048
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	159,993	—	159,993	—	159,993	159,993
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	439,004	—	439,004	—	439,004	439,004
SAST SA Fixed Income Index Portfolio Class 3	4,433,546	—	4,433,546	—	4,433,546	4,433,546
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,714,042	—	1,714,042	—	1,714,042	1,714,042
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,133,714	—	1,133,714	—	1,133,714	1,133,714
SAST SA Franklin Small Company Value Portfolio Class 3	847,648	—	847,648	—	847,648	847,648
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	13,834	—	13,834	—	13,834	13,834
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,152,739	—	4,152,739	—	4,152,739	4,152,739
SAST SA Franklin Tactical Opportunities Portfolio Class 3	690,706	—	690,706	—	690,706	690,706
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,575,471	—	2,575,471	—	2,575,471	2,575,471
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,814,119	—	2,814,119	—	2,814,119	2,814,119
SAST SA Global Index Allocation 90/10 Portfolio Class 3	9,221,602	—	9,221,602	—	9,221,602	9,221,602
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	4,038,971	—	4,038,971	—	4,038,971	4,038,971
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	4,429,574	—	4,429,574	—	4,429,574	4,429,574
SAST SA Index Allocation 60/40 Portfolio Class 3	9,903,560	—	9,903,560	—	9,903,560	9,903,560
SAST SA Index Allocation 80/20 Portfolio Class 3	14,109,801	—	14,109,801	—	14,109,801	14,109,801
SAST SA Index Allocation 90/10 Portfolio Class 3	51,796,217	—	51,796,217	—	51,796,217	51,796,217
SAST SA International Index Portfolio Class 3	425,864	—	425,864	—	425,864	425,864
SAST SA Invesco Growth Opportunities Portfolio Class 3	794,397	—	794,397	—	794,397	794,397
SAST SA Janus Focused Growth Portfolio Class 3	1,421,846	—	1,421,846	—	1,421,846	1,421,846
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	2,696,830	—	2,696,830	—	2,696,830	2,696,830
SAST SA JPMorgan Emerging Markets Portfolio Class 3	513,847	—	513,847	—	513,847	513,847
SAST SA JPMorgan Equity-Income Portfolio Class 3	1,585,590	—	1,585,590	—	1,585,590	1,585,590
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,151,066	—	1,151,066	—	1,151,066	1,151,066
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,170,767	—	6,170,767	—	6,170,767	6,170,767
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,069,052	—	3,069,052	—	3,069,052	3,069,052
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,105,989	—	2,105,989	—	2,105,989	2,105,989
SAST SA Large Cap Growth Index Portfolio Class 3	1,283,743	—	1,283,743	—	1,283,743	1,283,743
SAST SA Large Cap Index Portfolio Class 3	3,072,943	—	3,072,943	—	3,072,943	3,072,943
SAST SA Large Cap Value Index Portfolio Class 3	833,137	—	833,137	—	833,137	833,137
The accompanying Notes to Financial Statements are an integral part of this statement.

4

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA MFS Large Cap Growth Portfolio Class 3	$2,342,632	$—	$2,342,632	$—	$2,342,632	$2,342,632
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,196,133	—	1,196,133	—	1,196,133	1,196,133
SAST SA MFS Total Return Portfolio Class 3	985,255	—	985,255	—	985,255	985,255
SAST SA Mid Cap Index Portfolio Class 3	1,336,348	—	1,336,348	—	1,336,348	1,336,348
SAST SA Morgan Stanley International Equities Portfolio Class 3	759,845	—	759,845	—	759,845	759,845
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	2,188,478	—	2,188,478	—	2,188,478	2,188,478
SAST SA PIMCO RAE International Value Portfolio Class 3	525,614	—	525,614	—	525,614	525,614
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,478,070	—	1,478,070	—	1,478,070	1,478,070
SAST SA Putnam International Value Portfolio Class 3	145,712	—	145,712	—	145,712	145,712
SAST SA Schroders VCP Global Allocation Portfolio Class 3	15,258,181	—	15,258,181	—	15,258,181	15,258,181
SAST SA Small Cap Index Portfolio Class 3	957,530	—	957,530	—	957,530	957,530
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	4,726,654	—	4,726,654	—	4,726,654	4,726,654
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	42,552,128	—	42,552,128	—	42,552,128	42,552,128
SAST SA VCP Dynamic Allocation Portfolio Class 3	136,294,935	—	136,294,935	—	136,294,935	136,294,935
SAST SA VCP Dynamic Strategy Portfolio Class 3	82,372,011	—	82,372,011	—	82,372,011	82,372,011
SAST SA VCP Index Allocation Portfolio Class 3	37,753,164	—	37,753,164	—	37,753,164	37,753,164
SAST SA Wellington Capital Appreciation Portfolio Class 3	10,743,055	—	10,743,055	—	10,743,055	10,743,055
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,027,316	—	2,027,316	—	2,027,316	2,027,316
T Rowe Price Retirement 2015 Advisor Class	13,175,812	(195)	13,175,617	—	13,175,617	13,175,617
T Rowe Price Retirement 2020 Advisor Class	25,546,894	(489)	25,546,405	—	25,546,405	25,546,405
T Rowe Price Retirement 2025 Advisor Class	63,978,695	(1,200)	63,977,495	—	63,977,495	63,977,495
T Rowe Price Retirement 2030 Advisor Class	104,119,056	(2,596)	104,116,460	—	104,116,460	104,116,460
T Rowe Price Retirement 2035 Advisor Class	109,772,504	(2,935)	109,769,569	—	109,769,569	109,769,569
T Rowe Price Retirement 2040 Advisor Class	106,955,429	(3,151)	106,952,278	—	106,952,278	106,952,278
T Rowe Price Retirement 2045 Advisor Class	90,684,322	(3,061)	90,681,261	—	90,681,261	90,681,261
T Rowe Price Retirement 2050 Advisor Class	78,761,118	(3,071)	78,758,047	—	78,758,047	78,758,047
T Rowe Price Retirement 2055 Advisor Class	49,383,197	(2,490)	49,380,707	—	49,380,707	49,380,707
T Rowe Price Retirement 2060 Advisor Class	45,937,962	(2,437)	45,935,525	—	45,935,525	45,935,525
VALIC Company I Aggressive Allocation Lifestyle Fund	751,643,637	(28,275)	751,615,362	21,508	751,593,854	751,615,362
VALIC Company I Asset Allocation Fund	147,839,282	(4,723)	147,834,559	35,081	147,799,478	147,834,559
VALIC Company I Capital Appreciation Fund	349,777,848	(7,265)	349,770,583	—	349,770,583	349,770,583
VALIC Company I Conservative Allocation Lifestyle Fund	282,500,994	(27,567)	282,473,427	212,917	282,260,510	282,473,427
VALIC Company I Core Bond Fund	1,830,721,736	(86,112)	1,830,635,624	406,916	1,830,228,708	1,830,635,624
VALIC Company I Dividend Value Fund	632,849,086	(40,379)	632,808,707	200,346	632,608,361	632,808,707
VALIC Company I Dynamic Allocation Fund	115,417,324	(1,653)	115,415,671	—	115,415,671	115,415,671
VALIC Company I Emerging Economies Fund	841,062,324	(35,822)	841,026,502	46,212	840,980,290	841,026,502
VALIC Company I Global Real Estate Fund	276,305,913	(10,420)	276,295,493	7,004	276,288,489	276,295,493
VALIC Company I Global Strategy Fund	236,351,176	(14,670)	236,336,506	107,793	236,228,713	236,336,506
VALIC Company I Government Securities Fund	149,455,595	(4,865)	149,450,730	38,263	149,412,467	149,450,730
VALIC Company I Growth Fund	1,836,194,907	(84,691)	1,836,110,216	595,520	1,835,514,696	1,836,110,216
VALIC Company I High Yield Bond Fund	325,713,141	(10,221)	325,702,920	28,282	325,674,638	325,702,920
VALIC Company I Inflation Protected Fund	377,119,573	(15,149)	377,104,424	20,535	377,083,889	377,104,424
VALIC Company I International Equities Index Fund	1,725,917,013	(59,522)	1,725,857,491	123,984	1,725,733,507	1,725,857,491
VALIC Company I International Government Bond Fund	70,859,595	(3,626)	70,855,969	4,581	70,851,388	70,855,969
VALIC Company I International Growth Fund	352,034,471	(15,950)	352,018,521	388,830	351,629,691	352,018,521
VALIC Company I International Opportunities Fund	370,095,102	(14,002)	370,081,100	57,170	370,023,930	370,081,100
VALIC Company I International Socially Responsible Fund	533,917,766	(14,019)	533,903,747	62,381	533,841,366	533,903,747
VALIC Company I International Value Fund	418,284,172	(18,406)	418,265,766	56,719	418,209,047	418,265,766
VALIC Company I Large Cap Core Fund	589,591,564	(16,355)	589,575,209	147,561	589,427,648	589,575,209
VALIC Company I Mid Cap Index Fund	2,534,782,509	(190,070)	2,534,592,439	1,360,524	2,533,231,915	2,534,592,439
VALIC Company I Mid Cap Strategic Growth Fund	1,181,226,085	(28,560)	1,181,197,525	103,495	1,181,094,030	1,181,197,525
VALIC Company I Mid Cap Value Fund	632,887,839	(27,201)	632,860,638	150,014	632,710,624	632,860,638
VALIC Company I Moderate Allocation Lifestyle Fund	1,028,405,988	(36,424)	1,028,369,564	73,074	1,028,296,490	1,028,369,564
VALIC Company I Nasdaq-100 Index Fund	1,078,783,567	8,768	1,078,792,335	192,144	1,078,600,191	1,078,792,335
VALIC Company I Science & Technology Fund	3,057,841,140	(50,947)	3,057,790,193	1,221,137	3,056,569,056	3,057,790,193
VALIC Company I Small Cap Growth Fund	445,641,492	(15,176)	445,626,316	116,054	445,510,262	445,626,316
VALIC Company I Small Cap Index Fund	1,065,918,619	(53,225)	1,065,865,394	563,653	1,065,301,741	1,065,865,394
VALIC Company I Small Cap Special Values Fund	166,640,281	(2,898)	166,637,383	92,574	166,544,809	166,637,383
VALIC Company I Small Cap Value Fund	200,579,198	(3,300)	200,575,898	125,727	200,450,171	200,575,898
VALIC Company I Stock Index Fund	6,073,371,062	(1,056,490)	6,072,314,572	9,542,418	6,062,772,154	6,072,314,572
VALIC Company I Systematic Core Fund	725,603,145	(16,724)	725,586,421	364,914	725,221,507	725,586,421
The accompanying Notes to Financial Statements are an integral part of this statement.

5

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
VALIC Company I Systematic Growth Fund	$894,610,184	$(8,818)	$894,601,366	$127,898	$894,473,468	$894,601,366
VALIC Company I Systematic Value Fund	315,694,286	(16,237)	315,678,049	4,923	315,673,126	315,678,049
VALIC Company I U.S. Socially Responsible Fund	528,440,699	(39,437)	528,401,262	74,354	528,326,908	528,401,262
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	117,966,490	(3,898)	117,962,592	—	117,962,592	117,962,592
Vanguard LifeStrategy Growth Fund Investor Shares	429,794,719	(12,772)	429,781,947	9,852	429,772,095	429,781,947
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	359,374,809	(12,941)	359,361,868	14,893	359,346,975	359,361,868
Vanguard Long-Term Investment-Grade Fund Investor Shares	130,180,957	(6,265)	130,174,692	—	130,174,692	130,174,692
Vanguard Long-Term Treasury Fund Investor Shares	101,847,825	(5,066)	101,842,759	25,713	101,817,046	101,842,759
Vanguard Wellington Fund Investor Shares	1,951,215,067	(522,482)	1,950,692,585	10,150,534	1,940,542,051	1,950,692,585
Vanguard Windsor II Fund Investor Shares	2,131,177,521	(118,873)	2,131,058,648	811,393	2,130,247,255	2,131,058,648
The accompanying Notes to Financial Statements are an integral part of this statement.

6

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Beacon Man Large Cap Growth Fund Investor Class	2,531,739	$33.31	$84,332,216	$79,034,846	1
Ariel Appreciation Fund Investor Class	5,457,844	38.58	210,563,605	227,582,013	1
Ariel Fund Investor Class	4,486,911	73.79	331,089,183	309,668,884	1
FTVIP Franklin Allocation VIP Fund Class 2	296,301	5.54	1,641,505	1,582,665	1
FTVIP Franklin Income VIP Fund Class 2	371,887	15.16	5,637,801	5,402,644	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	794,359,384	1.00	794,359,384	794,359,384	1
Goldman Sachs VIT Government Money Market Fund Service Shares	4,587,674	1.00	4,587,674	4,587,674	1
Invesco V.I. American Franchise Fund Series II	23,013	71.95	1,655,816	1,340,618	1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	21,722,780	6.88	149,452,726	144,049,607	1
Invesco V.I. Comstock Fund Series II	64,437	21.29	1,371,860	1,183,483	1
Invesco V.I. Growth and Income Fund Series II	58,215	21.34	1,242,314	1,081,288	1
Lord Abbett Growth and Income Portfolio Class VC	10,616	41.96	445,437	382,013	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,500	11.42	17,135	15,791	1
PIMCO Total Return Portfolio Advisor Class	562,429	9.45	5,314,953	5,363,322	1
SST SA Allocation Aggressive Portfolio Class 3	490,890	16.72	8,207,674	7,441,617	1
SST SA Allocation Balanced Portfolio Class 3	341,505	10.15	3,466,277	3,413,017	1
SST SA Allocation Moderate Portfolio Class 3	616,565	10.84	6,683,566	6,542,068	1
SST SA Allocation Moderately Aggressive Portfolio Class 3	588,220	11.10	6,529,242	6,163,582	1
SST SA American Century Inflation Managed Portfolio Class 3	640,145	8.60	5,505,247	5,920,911	1
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	214,422	14.33	3,072,671	2,730,968	1
SAST SA AB Growth Portfolio Class 3	112,316	55.95	6,284,065	5,983,061	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	169,545	11.61	1,968,415	2,190,800	1
SAST SA American Funds Asset Allocation Portfolio Class 3	3,844,417	17.65	67,853,956	59,510,121	1
SAST SA American Funds Global Growth Portfolio Class 3	268,016	12.16	3,259,070	3,155,790	1
SAST SA American Funds Growth Portfolio Class 3	1,058,986	18.60	19,697,143	15,751,173	1
SAST SA American Funds Growth-Income Portfolio Class 3	452,289	15.73	7,114,499	5,472,771	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,802,662	16.02	76,938,650	72,321,269	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	99,207	19.11	1,895,842	1,576,153	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	8,912	18.49	164,784	135,949	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	534,313	11.71	6,256,802	6,682,977	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	15,708	20.82	327,048	304,826	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	8,611	18.58	159,993	139,816	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	38,042	11.54	439,004	462,756	1
SAST SA Fixed Income Index Portfolio Class 3	464,732	9.54	4,433,546	4,698,669	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	168,374	10.18	1,714,042	1,721,356	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	56,657	20.01	1,133,714	1,092,874	1
SAST SA Franklin Small Company Value Portfolio Class 3	52,518	16.14	847,648	869,761	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	563	24.57	13,834	11,627	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	293,895	14.13	4,152,739	3,515,391	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	48,917	14.12	690,706	564,185	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	136,268	18.90	2,575,471	2,231,138	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	134,970	20.85	2,814,119	2,232,942	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	412,784	22.34	9,221,602	7,554,609	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	308,318	13.10	4,038,971	4,438,459	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	390,960	11.33	4,429,574	4,256,578	1
SAST SA Index Allocation 60/40 Portfolio Class 3	678,791	14.59	9,903,560	8,625,885	1
SAST SA Index Allocation 80/20 Portfolio Class 3	841,874	16.76	14,109,801	11,687,095	1
SAST SA Index Allocation 90/10 Portfolio Class 3	2,839,705	18.24	51,796,217	38,672,251	1
SAST SA International Index Portfolio Class 3	26,127	16.30	425,864	306,345	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	123,738	6.42	794,397	667,943	1
SAST SA Janus Focused Growth Portfolio Class 3	79,834	17.81	1,421,846	1,197,048	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	133,506	20.20	2,696,830	2,511,487	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	49,551	10.37	513,847	393,432	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	52,765	30.05	1,585,590	1,696,329	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	49,023	23.48	1,151,066	1,010,535	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	756,221	8.16	6,170,767	6,565,402	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	183,446	16.73	3,069,052	2,849,656	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	202,110	10.42	2,105,989	2,065,068	1
SAST SA Large Cap Growth Index Portfolio Class 3	42,720	30.05	1,283,743	985,980	1
SAST SA Large Cap Index Portfolio Class 3	76,346	40.25	3,072,943	2,503,044	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

7

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Large Cap Value Index Portfolio Class 3	44,035	$18.92	$833,137	$797,165	1
SAST SA MFS Large Cap Growth Portfolio Class 3	150,846	15.53	2,342,632	2,033,834	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	76,090	15.72	1,196,133	1,447,421	1
SAST SA MFS Total Return Portfolio Class 3	55,414	17.78	985,255	1,014,063	1
SAST SA Mid Cap Index Portfolio Class 3	88,676	15.07	1,336,348	1,176,118	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	72,092	10.54	759,845	672,606	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	238,396	9.18	2,188,478	2,443,165	1
SAST SA PIMCO RAE International Value Portfolio Class 3	31,175	16.86	525,614	412,161	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	284,244	5.20	1,478,070	1,482,794	1
SAST SA Putnam International Value Portfolio Class 3	10,651	13.68	145,712	128,808	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,280,049	11.92	15,258,181	13,253,675	1
SAST SA Small Cap Index Portfolio Class 3	69,740	13.73	957,530	830,408	1
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	286,638	16.49	4,726,654	3,762,708	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,265,704	13.03	42,552,128	38,229,436	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	11,144,312	12.23	136,294,935	131,994,071	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,501,343	12.67	82,372,011	83,772,840	1
SAST SA VCP Index Allocation Portfolio Class 3	2,813,201	13.42	37,753,164	33,185,588	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	269,047	39.93	10,743,055	5,827,965	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	194,187	10.44	2,027,316	1,743,279	1
T Rowe Price Retirement 2015 Advisor Class	992,155	13.28	13,175,812	12,224,386	1
T Rowe Price Retirement 2020 Advisor Class	1,310,097	19.50	25,546,894	24,642,583	1
T Rowe Price Retirement 2025 Advisor Class	3,658,016	17.49	63,978,695	62,511,848	1
T Rowe Price Retirement 2030 Advisor Class	3,809,698	27.33	104,119,056	99,017,484	1
T Rowe Price Retirement 2035 Advisor Class	4,735,656	23.18	109,772,504	95,845,917	1
T Rowe Price Retirement 2040 Advisor Class	3,155,027	33.90	106,955,429	90,971,166	1
T Rowe Price Retirement 2045 Advisor Class	3,608,608	25.13	90,684,322	73,548,029	1
T Rowe Price Retirement 2050 Advisor Class	3,697,705	21.30	78,761,118	63,418,236	1
T Rowe Price Retirement 2055 Advisor Class	2,197,739	22.47	49,383,197	39,669,748	1
T Rowe Price Retirement 2060 Advisor Class	2,443,509	18.80	45,937,962	37,712,851	1
VALIC Company I Aggressive Allocation Lifestyle Fund	58,906,241	12.76	751,643,637	544,909,698	1
VALIC Company I Asset Allocation Fund	11,505,002	12.85	147,839,282	122,324,864	1
VALIC Company I Capital Appreciation Fund	14,684,209	23.82	349,777,848	271,467,467	1
VALIC Company I Conservative Allocation Lifestyle Fund	22,563,977	12.52	282,500,994	235,157,923	1
VALIC Company I Core Bond Fund	180,189,147	10.16	1,830,721,736	1,863,411,627	1
VALIC Company I Dividend Value Fund	45,594,315	13.88	632,849,086	544,338,766	1
VALIC Company I Dynamic Allocation Fund	10,142,120	11.38	115,417,324	109,743,632	1
VALIC Company I Emerging Economies Fund	105,264,371	7.99	841,062,324	710,576,729	1
VALIC Company I Global Real Estate Fund	39,026,259	7.08	276,305,913	273,695,848	1
VALIC Company I Global Strategy Fund	20,063,767	11.78	236,351,176	194,300,721	1
VALIC Company I Government Securities Fund	15,535,925	9.62	149,455,595	151,075,642	1
VALIC Company I Growth Fund	94,991,977	19.33	1,836,194,907	1,307,125,920	1
VALIC Company I High Yield Bond Fund	43,955,889	7.41	325,713,141	316,568,167	1
VALIC Company I Inflation Protected Fund	42,420,649	8.89	377,119,573	405,777,223	1
VALIC Company I International Equities Index Fund	171,221,926	10.08	1,725,917,013	1,374,715,698	1
VALIC Company I International Government Bond Fund	6,530,838	10.85	70,859,595	68,987,117	1
VALIC Company I International Growth Fund	25,658,489	13.72	352,034,471	299,891,278	1
VALIC Company I International Opportunities Fund	20,733,619	17.85	370,095,102	342,027,828	1
VALIC Company I International Socially Responsible Fund	17,844,845	29.92	533,917,766	418,669,313	1
VALIC Company I International Value Fund	31,099,195	13.45	418,284,172	291,067,941	1
VALIC Company I Large Cap Core Fund	32,235,733	18.29	589,591,564	575,986,495	1
VALIC Company I Mid Cap Index Fund	97,868,051	25.90	2,534,782,509	2,402,077,823	1
VALIC Company I Mid Cap Strategic Growth Fund	51,853,647	22.78	1,181,226,085	1,001,617,832	1
VALIC Company I Mid Cap Value Fund	35,817,082	17.67	632,887,839	650,891,242	1
VALIC Company I Moderate Allocation Lifestyle Fund	63,955,596	16.08	1,028,405,988	793,664,350	1
VALIC Company I Nasdaq-100 Index Fund	39,486,953	27.32	1,078,783,567	752,851,331	1
VALIC Company I Science & Technology Fund	76,293,442	40.08	3,057,841,140	2,237,938,867	1
VALIC Company I Small Cap Growth Fund	25,177,485	17.70	445,641,492	471,085,050	1
VALIC Company I Small Cap Index Fund	60,632,458	17.58	1,065,918,619	966,050,649	1
VALIC Company I Small Cap Special Values Fund	15,190,545	10.97	166,640,281	175,231,633	1
VALIC Company I Small Cap Value Fund	15,047,202	13.33	200,579,198	178,665,101	1
VALIC Company I Stock Index Fund	89,301,148	68.01	6,073,371,062	3,955,562,253	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

8

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
VALIC Company I Systematic Core Fund	19,505,461	$37.20	$725,603,145	$535,180,233	1
VALIC Company I Systematic Growth Fund	41,513,234	21.55	894,610,184	724,395,213	1
VALIC Company I Systematic Value Fund	19,006,278	16.61	315,694,286	242,259,847	1
VALIC Company I U.S. Socially Responsible Fund	26,635,116	19.84	528,440,699	507,047,011	1
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	5,401,396	21.84	117,966,490	114,769,973	1
Vanguard LifeStrategy Growth Fund Investor Shares	8,472,200	50.73	429,794,719	301,093,559	1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	10,392,562	34.58	359,374,809	299,525,651	1
Vanguard Long-Term Investment-Grade Fund Investor Shares	16,950,645	7.68	130,180,957	166,305,489	1
Vanguard Long-Term Treasury Fund Investor Shares	12,762,885	7.98	101,847,825	148,287,674	1
Vanguard Wellington Fund Investor Shares	43,641,581	44.71	1,951,215,067	1,818,180,613	1
Vanguard Windsor II Fund Investor Shares	45,324,915	47.02	2,131,177,521	1,789,672,508	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

9

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Beacon Man Large Cap Growth Fund Investor Class	Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$66,850	$448,699	$19,714	$290,791
Mortality and expense risk and administrative charges	(950,273)	(2,429,170)	(3,675,996)	(17,203)	(74,076)
Reimbursements of expenses	209,551	516,281	794,052	—	—
Net investment income (loss)	(740,722)	(1,846,039)	(2,433,245)	2,511	216,715
Net realized gain (loss)	2,772,897	(10,586,896)	7,979,648	(1,460)	(48,819)
Capital gain distribution from mutual funds	8,120,408	24,171,830	34,899,760	41,616	61,123
Change in unrealized appreciation (depreciation) of investments	1,231,450	7,557,371	(1,293,690)	77,565	380,707
Increase (decrease) in net assets from operations	11,384,033	19,296,266	39,152,473	120,232	609,726

From contract transactions:
Payments received from contract owners	1,170,989	3,220,246	4,111,887	—	27,103
Payments for contract benefits or terminations	(10,746,856)	(28,093,733)	(41,209,069)	—	(686,604)
Transfers between sub-accounts (including fixed account), net	(5,332,102)	(5,279,733)	(7,566,655)	649,193	11,633
Contract maintenance charges	(30,274)	(38,449)	(75,559)	(5,297)	(19,833)
Adjustments to net assets allocated to contracts in payout period	1,423	(13,066)	4,771	—	—
Increase (decrease) in net assets from contract transactions	(14,936,820)	(30,204,735)	(44,734,625)	643,896	(667,701)

Increase (decrease) in net assets	(3,552,787)	(10,908,469)	(5,582,152)	764,128	(57,975)
Net assets at beginning of period	87,883,049	221,466,005	336,659,190	877,377	5,695,776
Net assets at end of period	$84,330,262	$210,557,536	$331,077,038	$1,641,505	$5,637,801

Beginning units	38,638,630	42,848,723	57,668,819	47,608	282,272
Units issued	1,006,733	2,174,209	2,767,174	34,106	4,790
Units redeemed	(7,363,030)	(8,108,174)	(10,599,408)	(856)	(35,662)
Ending units	32,282,333	36,914,758	49,836,585	80,858	251,400

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$911,886	$387,710	$17,362	$293,961
Mortality and expense risk and administrative charges	(974,707)	(2,719,074)	(4,006,616)	(12,435)	(72,985)
Reimbursements of expenses	214,889	577,695	863,753	—	—
Net investment income (loss)	(759,818)	(1,229,493)	(2,755,153)	4,927	220,976
Net realized gain (loss)	1,461,179	(7,294,912)	8,352,480	(1,940)	(24,575)
Capital gain distribution from mutual funds	11,733,928	11,881,526	17,244,603	—	24,084
Change in unrealized appreciation (depreciation) of investments	4,653,997	8,351,827	12,538,064	58,251	100,273
Increase (decrease) in net assets from operations	17,089,286	11,708,948	35,379,994	61,238	320,758

From contract transactions:
Payments received from contract owners	1,508,430	3,904,489	4,496,159	—	—
Payments for contract benefits or terminations	(8,440,171)	(28,445,003)	(39,084,684)	(2,150)	(207,040)
Transfers between sub-accounts (including fixed account), net	(2,031,325)	(11,025,415)	(12,159,553)	16,245	106,046
Contract maintenance charges	(36,493)	(41,202)	(83,501)	(4,499)	(16,137)
Adjustments to net assets allocated to contracts in payout period	938	(11,966)	5,972	—	—
Increase (decrease) in net assets from contract transactions	(8,998,621)	(35,619,097)	(46,825,607)	9,596	(117,131)

Increase (decrease) in net assets	8,090,665	(23,910,149)	(11,445,613)	70,834	203,627
Net assets at beginning of period	79,792,384	245,376,154	348,104,803	806,543	5,492,149
Net assets at end of period	$87,883,049	$221,466,005	$336,659,190	$877,377	$5,695,776

Beginning units	42,984,285	52,514,641	65,864,691	47,085	287,984
Units issued	2,100,555	5,440,919	9,305,102	927	6,746
Units redeemed	(6,446,210)	(15,106,837)	(17,500,974)	(404)	(12,458)
Ending units	38,638,630	42,848,723	57,668,819	47,608	282,272

The accompanying Notes to Financial Statements are an integral part of this statement.

10

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Comstock Fund Series II
For the Year Ended December 31, 2025
From operations:
Dividends	$35,839,579	$193,020	$—	$12,804,886	$19,591
Mortality and expense risk and administrative charges	(7,853,306)	(63,269)	(19,238)	(1,350,603)	(19,157)
Net investment income (loss)	27,986,273	129,751	(19,238)	11,454,283	434
Net realized gain (loss)	—	—	26,989	1,318,901	105,063
Capital gain distribution from mutual funds	—	—	168,548	5,102,842	145,180
Change in unrealized appreciation (depreciation) of investments	—	—	(15,363)	5,426,753	(52,767)
Increase (decrease) in net assets from operations	27,986,273	129,751	160,936	23,302,779	197,910

From contract transactions:
Payments received from contract owners	87,520,406	108,079	17,252	7,098,716	5,528
Payments for contract benefits or terminations	(209,619,588)	(8,170,097)	(119,151)	(19,439,902)	(163,848)
Transfers between sub-accounts (including fixed account), net	78,658,716	8,554,832	(111,672)	1,787,464	(97,878)
Contract maintenance charges	(220,716)	(72,182)	(4,610)	(34,083)	(10,680)
Adjustments to net assets allocated to contracts in payout period	21,564	—	—	2,491	—
Increase (decrease) in net assets from contract transactions	(43,639,618)	420,632	(218,181)	(10,585,314)	(266,878)

Increase (decrease) in net assets	(15,653,345)	550,383	(57,245)	12,717,465	(68,968)
Net assets at beginning of period	809,977,046	4,037,291	1,713,061	136,711,005	1,440,828
Net assets at end of period	$794,323,701	$4,587,674	$1,655,816	$149,428,470	$1,371,860

Beginning units	387,607,812	387,356	28,830	165,897,809	44,191
Units issued	119,991,757	886,020	1,113	3,683,366	1,091
Units redeemed	(140,341,709)	(843,156)	(4,767)	(15,661,212)	(8,828)
Ending units	367,257,860	430,220	25,176	153,919,963	36,454

For the Year Ended December 31, 2024
From operations:
Dividends	$39,363,683	$199,938	$—	$3,505,855	$22,196
Mortality and expense risk and administrative charges	(7,121,143)	(52,976)	(19,475)	(1,332,792)	(21,063)
Net investment income (loss)	32,242,540	146,962	(19,475)	2,173,063	1,133
Net realized gain (loss)	—	—	6,343	274,448	63,835
Capital gain distribution from mutual funds	—	—	—	2,913,288	104,114
Change in unrealized appreciation (depreciation) of investments	—	—	458,041	943,404	23,472
Increase (decrease) in net assets from operations	32,242,540	146,962	444,909	6,304,203	192,554

From contract transactions:
Payments received from contract owners	94,799,130	75,702	50,400	7,580,290	5,149
Payments for contract benefits or terminations	(152,116,141)	(4,662,429)	(51,661)	(18,895,043)	(282,434)
Transfers between sub-accounts (including fixed account), net	107,976,472	4,321,375	(124,820)	11,711,449	85,657
Contract maintenance charges	(205,596)	(52,471)	(3,659)	(33,833)	(9,865)
Adjustments to net assets allocated to contracts in payout period	2,442	—	—	1,802	—
Increase (decrease) in net assets from contract transactions	50,456,307	(317,823)	(129,740)	364,665	(201,493)

Increase (decrease) in net assets	82,698,847	(170,861)	315,169	6,668,868	(8,939)
Net assets at beginning of period	727,278,199	4,208,152	1,397,892	130,042,137	1,449,767
Net assets at end of period	$809,977,046	$4,037,291	$1,713,061	$136,711,005	$1,440,828

Beginning units	361,468,726	418,732	31,323	165,130,630	50,477
Units issued	83,128,822	463,652	1,360	11,962,795	4,050
Units redeemed	(56,989,736)	(495,028)	(3,853)	(11,195,616)	(10,336)
Ending units	387,607,812	387,356	28,830	165,897,809	44,191

The accompanying Notes to Financial Statements are an integral part of this statement.

11

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Growth and Income Portfolio Class VC	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	SST SA Allocation Aggressive Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$14,640	$2,442	$1,083	$224,006	$141,486
Mortality and expense risk and administrative charges	(17,793)	(5,915)	(183)	(66,309)	(98,128)
Net investment income (loss)	(3,153)	(3,473)	900	157,697	43,358
Net realized gain (loss)	41,262	39,049	135	(327,444)	150,801
Capital gain distribution from mutual funds	95,296	46,216	—	—	240,715
Change in unrealized appreciation (depreciation) of investments	23,098	(9,722)	990	577,088	653,434
Increase (decrease) in net assets from operations	156,503	72,070	2,025	407,341	1,088,308

From contract transactions:
Payments received from contract owners	6,410	—	—	130,217	335,618
Payments for contract benefits or terminations	(197,148)	(181,014)	(2,304)	(868,999)	(1,019,319)
Transfers between sub-accounts (including fixed account), net	(12,082)	(10,384)	627	79,339	(37,601)
Contract maintenance charges	(7,057)	(1,571)	(224)	(79,961)	(97,254)
Increase (decrease) in net assets from contract transactions	(209,877)	(192,969)	(1,901)	(739,404)	(818,556)

Increase (decrease) in net assets	(53,374)	(120,899)	124	(332,063)	269,752
Net assets at beginning of period	1,295,688	566,336	17,011	5,647,016	7,937,922
Net assets at end of period	$1,242,314	$445,437	$17,135	$5,314,953	$8,207,674

Beginning units	42,744	19,911	1,687	603,264	289,320
Units issued	650	85	148	62,762	14,410
Units redeemed	(7,304)	(6,412)	(338)	(137,947)	(43,127)
Ending units	36,090	13,584	1,497	528,079	260,603

For the Year Ended December 31, 2024
From operations:
Dividends	$16,288	$4,835	$1,489	$213,181	$92,857
Mortality and expense risk and administrative charges	(19,740)	(7,512)	(275)	(64,358)	(96,734)
Net investment income (loss)	(3,452)	(2,677)	1,214	148,823	(3,877)
Net realized gain (loss)	8,030	21,078	512	(95,835)	83,042
Capital gain distribution from mutual funds	83,750	41,988	—	—	150,357
Change in unrealized appreciation (depreciation) of investments	102,771	46,775	2	14,373	669,024
Increase (decrease) in net assets from operations	191,099	107,164	1,728	67,361	898,546

From contract transactions:
Payments received from contract owners	—	—	—	115,274	275,366
Payments for contract benefits or terminations	(310,278)	(107,350)	(1,546)	(256,382)	(479,161)
Transfers between sub-accounts (including fixed account), net	(26,735)	(17,710)	(8,891)	659,197	(90,515)
Contract maintenance charges	(6,861)	(1,306)	(287)	(62,882)	(76,297)
Increase (decrease) in net assets from contract transactions	(343,874)	(126,366)	(10,724)	455,207	(370,607)

Increase (decrease) in net assets	(152,775)	(19,202)	(8,996)	522,568	527,939
Net assets at beginning of period	1,448,463	585,538	26,007	5,124,448	7,409,983
Net assets at end of period	$1,295,688	$566,336	$17,011	$5,647,016	$7,937,922

Beginning units	54,464	24,500	2,738	553,977	303,373
Units issued	942	96	157	84,608	12,791
Units redeemed	(12,662)	(4,685)	(1,208)	(35,321)	(26,844)
Ending units	42,744	19,911	1,687	603,264	289,320

The accompanying Notes to Financial Statements are an integral part of this statement.

12

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA Allocation Moderately Aggressive Portfolio Class 3	SST SA American Century Inflation Managed Portfolio Class 3	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$83,230	$139,528	$126,655	$197,331	$38,621
Mortality and expense risk and administrative charges	(43,202)	(94,820)	(85,471)	(67,177)	(36,976)
Net investment income (loss)	40,028	44,708	41,184	130,154	1,645
Net realized gain (loss)	(13,956)	(32,156)	40,264	(132,854)	124,373
Capital gain distribution from mutual funds	20,576	145,539	177,411	—	377,063
Change in unrealized appreciation (depreciation) of investments	261,456	564,355	510,668	261,037	(33,522)
Increase (decrease) in net assets from operations	308,104	722,446	769,527	258,337	469,559

From contract transactions:
Payments received from contract owners	—	127,693	126,384	99,388	—
Payments for contract benefits or terminations	(174,398)	(1,681,185)	(830,354)	(379,148)	(289,323)
Transfers between sub-accounts (including fixed account), net	16,491	10,430	5,834	161,444	(196,302)
Contract maintenance charges	(28,747)	(84,071)	(76,952)	(83,162)	(41,236)
Increase (decrease) in net assets from contract transactions	(186,654)	(1,627,133)	(775,088)	(201,478)	(526,861)

Increase (decrease) in net assets	121,450	(904,687)	(5,561)	56,859	(57,302)
Net assets at beginning of period	3,344,827	7,588,253	6,534,803	5,448,388	3,129,973
Net assets at end of period	$3,466,277	$6,683,566	$6,529,242	$5,505,247	$3,072,671

Beginning units	170,168	346,571	278,707	466,258	160,286
Units issued	1,772	6,329	6,098	45,140	2,617
Units redeemed	(11,062)	(79,970)	(37,421)	(62,317)	(27,415)
Ending units	160,878	272,930	247,384	449,081	135,488

For the Year Ended December 31, 2024
From operations:
Dividends	$61,294	$123,384	$97,675	$190,562	$43,782
Mortality and expense risk and administrative charges	(45,203)	(103,351)	(88,462)	(70,128)	(37,934)
Net investment income (loss)	16,091	20,033	9,213	120,434	5,848
Net realized gain (loss)	(75,568)	(30,927)	(12,280)	(156,214)	92,421
Capital gain distribution from mutual funds	—	69,767	112,181	—	—
Change in unrealized appreciation (depreciation) of investments	288,049	580,416	528,273	57,911	418,007
Increase (decrease) in net assets from operations	228,572	639,289	637,387	22,131	516,276

From contract transactions:
Payments received from contract owners	—	(5,016)	307,901	244,309	201,060
Payments for contract benefits or terminations	(443,149)	(350,607)	(702,456)	(560,877)	(458,397)
Transfers between sub-accounts (including fixed account), net	(96,708)	15,100	11,553	46,743	(56,617)
Contract maintenance charges	(25,610)	(68,898)	(63,385)	(68,419)	(37,521)
Increase (decrease) in net assets from contract transactions	(565,467)	(409,421)	(446,387)	(338,244)	(351,475)

Increase (decrease) in net assets	(336,895)	229,868	191,000	(316,113)	164,801
Net assets at beginning of period	3,681,722	7,358,385	6,343,803	5,764,501	2,965,172
Net assets at end of period	$3,344,827	$7,588,253	$6,534,803	$5,448,388	$3,129,973

Beginning units	199,818	365,809	298,541	494,401	178,381
Units issued	2,142	1,333	14,863	62,328	12,505
Units redeemed	(31,792)	(20,571)	(34,697)	(90,471)	(30,600)
Ending units	170,168	346,571	278,707	466,258	160,286

The accompanying Notes to Financial Statements are an integral part of this statement.

13

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$10,543	$1,246,974	$41,193	$15,112
Mortality and expense risk and administrative charges	(79,397)	(26,477)	(863,266)	(47,452)	(242,230)
Net investment income (loss)	(79,397)	(15,934)	383,708	(6,259)	(227,118)
Net realized gain (loss)	(39,577)	(78,841)	2,220,290	77,801	1,057,139
Capital gain distribution from mutual funds	948,471	216,593	3,702,228	306,678	972,968
Change in unrealized appreciation (depreciation) of investments	(112,274)	(115,441)	2,714,595	242,699	1,274,096
Increase (decrease) in net assets from operations	717,223	6,377	9,020,821	620,919	3,077,085

From contract transactions:
Payments received from contract owners	145,933	49,646	344,816	—	1,982,877
Payments for contract benefits or terminations	(863,436)	(344,186)	(9,852,875)	(767,772)	(2,861,605)
Transfers between sub-accounts (including fixed account), net	(159,368)	34,707	(1,818,312)	(172,708)	376,337
Contract maintenance charges	(58,200)	(13,267)	(852,965)	(14,995)	(53,692)
Increase (decrease) in net assets from contract transactions	(935,071)	(273,100)	(12,179,336)	(955,475)	(556,083)

Increase (decrease) in net assets	(217,848)	(266,723)	(3,158,515)	(334,556)	2,521,002
Net assets at beginning of period	6,501,913	2,235,138	71,012,471	3,593,626	17,176,141
Net assets at end of period	$6,284,065	$1,968,415	$67,853,956	$3,259,070	$19,697,143

Beginning units	96,262	66,381	2,511,707	97,619	284,141
Units issued	5,938	5,268	25,975	376	44,894
Units redeemed	(18,873)	(13,861)	(433,641)	(24,188)	(53,753)
Ending units	83,327	57,788	2,104,041	73,807	275,282

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$9,464	$1,258,604	$20,906	$10,784
Mortality and expense risk and administrative charges	(80,007)	(28,894)	(905,179)	(52,045)	(222,035)
Net investment income (loss)	(80,007)	(19,430)	353,425	(31,139)	(211,251)
Net realized gain (loss)	152,060	(3,866)	1,296,949	80,957	536,348
Capital gain distribution from mutual funds	683,223	144,450	2,806,021	397,416	1,159,380
Change in unrealized appreciation (depreciation) of investments	536,200	52,118	5,441,270	(36,675)	2,663,497
Increase (decrease) in net assets from operations	1,291,476	173,272	9,897,665	410,559	4,147,974

From contract transactions:
Payments received from contract owners	458,538	20,338	476,325	—	420,586
Payments for contract benefits or terminations	(419,144)	(114,106)	(7,381,585)	(449,784)	(778,206)
Transfers between sub-accounts (including fixed account), net	(283,479)	36,189	(868,325)	92,562	(624,722)
Contract maintenance charges	(46,750)	(10,754)	(751,104)	(12,938)	(43,175)
Increase (decrease) in net assets from contract transactions	(290,835)	(68,333)	(8,524,689)	(370,160)	(1,025,517)

Increase (decrease) in net assets	1,000,641	104,939	1,372,976	40,399	3,122,457
Net assets at beginning of period	5,501,272	2,130,199	69,639,495	3,553,227	14,053,684
Net assets at end of period	$6,501,913	$2,235,138	$71,012,471	$3,593,626	$17,176,141

Beginning units	100,333	68,327	2,825,538	107,938	300,856
Units issued	11,128	5,864	26,178	3,857	10,035
Units redeemed	(15,199)	(7,810)	(340,009)	(14,176)	(26,750)
Ending units	96,262	66,381	2,511,707	97,619	284,141

The accompanying Notes to Financial Statements are an integral part of this statement.

14

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$69,026	$974,110	$29,968	$672,736	$2,385
Mortality and expense risk and administrative charges	(112,198)	(968,346)	(21,037)	(128,337)	(1,965)
Net investment income (loss)	(43,172)	5,764	8,931	544,399	420
Net realized gain (loss)	686,456	1,248,522	4,353	(2,246,462)	(6,058)
Capital gain distribution from mutual funds	635,586	3,145,263	38,258	—	—
Change in unrealized appreciation (depreciation) of investments	(30,507)	2,608,056	163,660	1,099,976	48,302
Increase (decrease) in net assets from operations	1,248,363	7,007,605	215,202	(602,087)	42,664

From contract transactions:
Payments received from contract owners	18,565	1,526,039	—	286,594	—
Payments for contract benefits or terminations	(2,473,004)	(9,775,636)	(19,310)	(1,288,142)	(27,024)
Transfers between sub-accounts (including fixed account), net	(117,756)	(598,833)	1,622	(30,638,043)	(17,697)
Contract maintenance charges	(14,309)	(1,172,763)	(28,114)	(146,789)	(1,451)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(1)	—
Increase (decrease) in net assets from contract transactions	(2,586,504)	(10,021,193)	(45,802)	(31,786,381)	(46,172)

Increase (decrease) in net assets	(1,338,141)	(3,013,588)	169,400	(32,388,468)	(3,508)
Net assets at beginning of period	8,452,640	79,952,238	1,726,442	32,388,468	168,292
Net assets at end of period	$7,114,499	$76,938,650	$1,895,842	$—	$164,784

Beginning units	207,189	3,904,827	141,026	2,492,222	17,486
Units issued	1,350	156,141	1,386	34,125	42
Units redeemed	(58,110)	(627,093)	(4,980)	(2,526,347)	(4,479)
Ending units	150,429	3,433,875	137,432	—	13,049

For the Year Ended December 31, 2024
From operations:
Dividends	$72,947	$857,252	$—	$425,820	$2,988
Mortality and expense risk and administrative charges	(109,957)	(1,019,993)	(18,025)	(411,276)	(2,060)
Net investment income (loss)	(37,010)	(162,741)	(18,025)	14,544	928
Net realized gain (loss)	80,618	2,343,990	1,881	(322,521)	(3,488)
Capital gain distribution from mutual funds	435,330	9,834,149	—	—	—
Change in unrealized appreciation (depreciation) of investments	1,117,612	37,366	163,967	2,400,639	10,034
Increase (decrease) in net assets from operations	1,596,550	12,052,764	147,823	2,092,662	7,474

From contract transactions:
Payments received from contract owners	60,028	2,055,929	260,259	358,537	—
Payments for contract benefits or terminations	(456,699)	(11,964,809)	(4,322)	(3,721,241)	(10,919)
Transfers between sub-accounts (including fixed account), net	54,530	(1,607,527)	3,452	996,785	13,551
Contract maintenance charges	(12,272)	(992,632)	(20,073)	(410,232)	(1,262)
Increase (decrease) in net assets from contract transactions	(354,413)	(12,509,039)	239,316	(2,776,151)	1,370

Increase (decrease) in net assets	1,242,137	(456,275)	387,139	(683,489)	8,844
Net assets at beginning of period	7,210,503	80,408,513	1,339,303	33,071,957	159,448
Net assets at end of period	$8,452,640	$79,952,238	$1,726,442	$32,388,468	$168,292

Beginning units	215,848	4,556,250	121,002	2,711,955	17,284
Units issued	6,787	188,610	22,856	141,699	2,165
Units redeemed	(15,446)	(840,033)	(2,832)	(361,432)	(1,963)
Ending units	207,189	3,904,827	141,026	2,492,222	17,486

The accompanying Notes to Financial Statements are an integral part of this statement.

15

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$206,335	$2,916	$1,116	$9,237	$127,287
Mortality and expense risk and administrative charges	(78,663)	(3,660)	(2,140)	(5,270)	(52,651)
Net investment income (loss)	127,672	(744)	(1,024)	3,967	74,636
Net realized gain (loss)	(166,751)	12,325	4,527	(4,068)	(164,230)
Capital gain distribution from mutual funds	—	55,867	19,920	31,008	—
Change in unrealized appreciation (depreciation) of investments	366,033	(3,001)	88	(30,175)	290,878
Increase (decrease) in net assets from operations	326,954	64,447	23,511	732	201,284

From contract transactions:
Payments received from contract owners	36,681	50,000	—	—	251,337
Payments for contract benefits or terminations	(596,484)	(2,271)	(7,436)	(22,539)	(535,347)
Transfers between sub-accounts (including fixed account), net	247,022	(91,089)	(2,933)	42,288	249,870
Contract maintenance charges	(80,584)	(3,896)	(1,182)	(4,647)	(60,774)
Increase (decrease) in net assets from contract transactions	(393,365)	(47,256)	(11,551)	15,102	(94,914)

Increase (decrease) in net assets	(66,411)	17,191	11,960	15,834	106,370
Net assets at beginning of period	6,323,213	309,857	148,033	423,170	4,327,176
Net assets at end of period	$6,256,802	$327,048	$159,993	$439,004	$4,433,546

Beginning units	339,889	11,883	10,422	24,303	444,942
Units issued	26,921	2,039	306	3,291	65,053
Units redeemed	(47,836)	(3,585)	(1,044)	(2,388)	(74,966)
Ending units	318,974	10,337	9,684	25,206	435,029

For the Year Ended December 31, 2024
From operations:
Dividends	$201,230	$3,362	$166	$8,051	$113,815
Mortality and expense risk and administrative charges	(82,325)	(3,495)	(2,002)	(5,499)	(54,176)
Net investment income (loss)	118,905	(133)	(1,836)	2,552	59,639
Net realized gain (loss)	(145,561)	1,757	923	(16,544)	(115,826)
Capital gain distribution from mutual funds	—	21,411	2,000	—	—
Change in unrealized appreciation (depreciation) of investments	81,095	24,707	7,345	39,314	47,281
Increase (decrease) in net assets from operations	54,439	47,742	8,432	25,322	(8,906)

From contract transactions:
Payments received from contract owners	57,454	—	16,733	—	36,851
Payments for contract benefits or terminations	(749,388)	(1,851)	(7,037)	(26,091)	(395,404)
Transfers between sub-accounts (including fixed account), net	657,403	98,806	9,334	(40,555)	379,975
Contract maintenance charges	(66,577)	(2,928)	(870)	(3,913)	(51,646)
Increase (decrease) in net assets from contract transactions	(101,108)	94,027	18,160	(70,559)	(30,224)

Increase (decrease) in net assets	(46,669)	141,769	26,592	(45,237)	(39,130)
Net assets at beginning of period	6,369,882	168,088	121,441	468,407	4,366,306
Net assets at end of period	$6,323,213	$309,857	$148,033	$423,170	$4,327,176

Beginning units	345,958	7,719	9,070	28,629	447,244
Units issued	39,924	4,949	1,958	3,552	57,551
Units redeemed	(45,993)	(785)	(606)	(7,878)	(59,853)
Ending units	339,889	11,883	10,422	24,303	444,942

The accompanying Notes to Financial Statements are an integral part of this statement.

16

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$44,724	$19,107	$7,275	$37	$41,874
Mortality and expense risk and administrative charges	(19,880)	(18,773)	(10,969)	(163)	(57,681)
Net investment income (loss)	24,844	334	(3,694)	(126)	(15,807)
Net realized gain (loss)	(11,145)	81,140	(14,065)	131	151,469
Capital gain distribution from mutual funds	—	169,497	73,484	957	189,903
Change in unrealized appreciation (depreciation) of investments	63,425	(62,424)	(7,891)	1,058	287,345
Increase (decrease) in net assets from operations	77,124	188,547	47,834	2,020	612,910

From contract transactions:
Payments received from contract owners	47,867	—	136,030	—	—
Payments for contract benefits or terminations	(95,250)	(223,568)	(116,770)	—	(800,952)
Transfers between sub-accounts (including fixed account), net	28,105	(299,566)	2,785	(355)	(70,883)
Contract maintenance charges	(28,639)	(8,948)	(7,179)	(206)	(27,304)
Increase (decrease) in net assets from contract transactions	(47,917)	(532,082)	14,866	(561)	(899,139)

Increase (decrease) in net assets	29,207	(343,535)	62,700	1,459	(286,229)
Net assets at beginning of period	1,684,835	1,477,249	784,948	12,375	4,438,968
Net assets at end of period	$1,714,042	$1,133,714	$847,648	$13,834	$4,152,739

Beginning units	167,760	46,664	27,053	648	95,553
Units issued	17,213	1,874	6,409	10	3,682
Units redeemed	(22,079)	(17,661)	(5,848)	(36)	(21,638)
Ending units	162,894	30,877	27,614	622	77,597

For the Year Ended December 31, 2024
From operations:
Dividends	$43,981	$27,895	$5,757	$58	$46,192
Mortality and expense risk and administrative charges	(20,414)	(18,316)	(10,479)	(99)	(59,571)
Net investment income (loss)	23,567	9,579	(4,722)	(41)	(13,379)
Net realized gain (loss)	(17,918)	(5,504)	(19,223)	26	(88,132)
Capital gain distribution from mutual funds	—	15,265	20,872	296	—
Change in unrealized appreciation (depreciation) of investments	17,597	190,937	81,572	1,359	853,618
Increase (decrease) in net assets from operations	23,246	210,277	78,499	1,640	752,107

From contract transactions:
Payments for contract benefits or terminations	(164,132)	(186,224)	(84,297)	—	(441,590)
Transfers between sub-accounts (including fixed account), net	114,620	249,502	(13,724)	8,485	(111,467)
Contract maintenance charges	(24,173)	(7,807)	(4,896)	(106)	(21,942)
Increase (decrease) in net assets from contract transactions	(73,685)	55,471	(102,917)	8,379	(574,999)

Increase (decrease) in net assets	(50,439)	265,748	(24,418)	10,019	177,108
Net assets at beginning of period	1,735,274	1,211,501	809,366	2,356	4,261,860
Net assets at end of period	$1,684,835	$1,477,249	$784,948	$12,375	$4,438,968

Beginning units	175,188	44,520	30,734	158	108,732
Units issued	12,522	10,289	1,288	515	2,304
Units redeemed	(19,950)	(8,145)	(4,969)	(25)	(15,483)
Ending units	167,760	46,664	27,053	648	95,553

The accompanying Notes to Financial Statements are an integral part of this statement.

17

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$9,287	$42,737	$40,856	$128,838	$153,992
Mortality and expense risk and administrative charges	(10,532)	(30,232)	(34,272)	(112,150)	(51,880)
Net investment income (loss)	(1,245)	12,505	6,584	16,688	102,112
Net realized gain (loss)	72,144	51,670	56,348	474,958	(185,925)
Capital gain distribution from mutual funds	39,108	140,168	121,676	427,592	—
Change in unrealized appreciation (depreciation) of investments	1,326	121,293	221,976	633,293	275,738
Increase (decrease) in net assets from operations	111,333	325,636	406,584	1,552,531	191,925

From contract transactions:
Payments received from contract owners	—	19,230	—	135,523	15,310
Payments for contract benefits or terminations	(290,056)	(203,859)	(107,472)	(1,204,556)	(571,022)
Transfers between sub-accounts (including fixed account), net	(58,707)	(3,521)	(35,823)	(339,426)	286,590
Contract maintenance charges	(11,015)	(31,082)	(35,942)	(119,825)	(46,484)
Increase (decrease) in net assets from contract transactions	(359,778)	(219,232)	(179,237)	(1,528,284)	(315,606)

Increase (decrease) in net assets	(248,445)	106,404	227,347	24,247	(123,681)
Net assets at beginning of period	939,151	2,469,067	2,586,772	9,197,355	4,162,652
Net assets at end of period	$690,706	$2,575,471	$2,814,119	$9,221,602	$4,038,971

Beginning units	64,279	186,699	186,558	630,474	358,274
Units issued	394	1,762	485	9,964	33,725
Units redeemed	(23,014)	(17,531)	(12,457)	(107,458)	(60,136)
Ending units	41,659	170,930	174,586	532,980	331,863

For the Year Ended December 31, 2024
From operations:
Dividends	$1,253	$45,762	$33,159	$120,997	$155,249
Mortality and expense risk and administrative charges	(11,401)	(30,095)	(32,808)	(121,295)	(55,182)
Net investment income (loss)	(10,148)	15,667	351	(298)	100,067
Net realized gain (loss)	8,701	33,198	34,785	531,028	(170,222)
Capital gain distribution from mutual funds	2,844	67,485	53,524	225,158	—
Change in unrealized appreciation (depreciation) of investments	95,685	59,096	126,225	242,848	52,836
Increase (decrease) in net assets from operations	97,082	175,446	214,885	998,736	(17,319)

From contract transactions:
Payments received from contract owners	—	—	—	100,000	2,511
Payments for contract benefits or terminations	(19,325)	(123,589)	(61,226)	(800,895)	(620,051)
Transfers between sub-accounts (including fixed account), net	(2,038)	15,894	(15,620)	(975,457)	502,622
Contract maintenance charges	(9,842)	(24,829)	(29,767)	(107,283)	(41,005)
Increase (decrease) in net assets from contract transactions	(31,205)	(132,524)	(106,613)	(1,783,635)	(155,923)

Increase (decrease) in net assets	65,877	42,922	108,272	(784,899)	(173,242)
Net assets at beginning of period	873,274	2,426,145	2,478,500	9,982,254	4,335,894
Net assets at end of period	$939,151	$2,469,067	$2,586,772	$9,197,355	$4,162,652

Beginning units	66,441	196,866	194,552	753,990	370,872
Units issued	1,167	2,874	2,562	12,734	51,431
Units redeemed	(3,329)	(13,041)	(10,556)	(136,250)	(64,029)
Ending units	64,279	186,699	186,558	630,474	358,274

The accompanying Notes to Financial Statements are an integral part of this statement.

18

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$105,665	$149,481	$189,682	$614,538	$8,298
Mortality and expense risk and administrative charges	(52,199)	(120,018)	(184,960)	(619,573)	(5,675)
Net investment income (loss)	53,466	29,463	4,722	(5,035)	2,623
Net realized gain (loss)	51,564	360,561	1,130,245	2,542,542	28,509
Capital gain distribution from mutual funds	449,306	529,079	951,605	2,879,084	—
Change in unrealized appreciation (depreciation) of investments	118,952	246,020	(90,978)	1,962,616	82,344
Increase (decrease) in net assets from operations	673,288	1,165,123	1,995,594	7,379,207	113,476

From contract transactions:
Payments received from contract owners	94,423	—	349,768	196,153	8,808
Payments for contract benefits or terminations	(180,564)	(1,358,359)	(2,901,613)	(4,409,315)	(81,112)
Transfers between sub-accounts (including fixed account), net	(87,514)	570,537	(38,193)	(2,169,907)	(60,764)
Contract maintenance charges	(55,205)	(120,082)	(199,719)	(689,325)	(4,110)
Increase (decrease) in net assets from contract transactions	(228,860)	(907,904)	(2,789,757)	(7,072,394)	(137,178)

Increase (decrease) in net assets	444,428	257,219	(794,163)	306,813	(23,702)
Net assets at beginning of period	3,985,146	9,646,341	14,903,964	51,489,404	449,566
Net assets at end of period	$4,429,574	$9,903,560	$14,109,801	$51,796,217	$425,864

Beginning units	275,542	596,449	809,454	2,635,060	37,646
Units issued	6,420	39,858	21,201	15,502	876
Units redeemed	(20,944)	(87,969)	(158,615)	(361,880)	(10,859)
Ending units	261,018	548,338	672,040	2,288,682	27,663

For the Year Ended December 31, 2024
From operations:
Dividends	$170,912	$117,473	$172,153	$559,978	$11,370
Mortality and expense risk and administrative charges	(48,093)	(118,373)	(189,342)	(655,710)	(6,277)
Net investment income (loss)	122,819	(900)	(17,189)	(95,732)	5,093
Net realized gain (loss)	26,567	240,648	519,151	2,950,707	4,029
Capital gain distribution from mutual funds	188,043	299,771	510,664	1,706,172	—
Change in unrealized appreciation (depreciation) of investments	75,454	448,840	883,071	2,831,115	1,381
Increase (decrease) in net assets from operations	412,883	988,359	1,895,697	7,392,262	10,503

From contract transactions:
Payments received from contract owners	582,387	—	333,275	1,067,211	—
Payments for contract benefits or terminations	(180,463)	(957,741)	(1,452,926)	(6,532,927)	(62,506)
Transfers between sub-accounts (including fixed account), net	23,841	160,354	253,816	(2,089,388)	21,368
Contract maintenance charges	(41,689)	(93,945)	(163,999)	(591,122)	(4,294)
Increase (decrease) in net assets from contract transactions	384,076	(891,332)	(1,029,834)	(8,146,226)	(45,432)

Increase (decrease) in net assets	796,959	97,027	865,863	(753,964)	(34,929)
Net assets at beginning of period	3,188,187	9,549,314	14,038,101	52,243,368	484,495
Net assets at end of period	$3,985,146	$9,646,341	$14,903,964	$51,489,404	$449,566

Beginning units	247,110	653,475	865,082	3,066,823	41,188
Units issued	46,948	11,442	38,386	67,135	3,381
Units redeemed	(18,516)	(68,468)	(94,014)	(498,898)	(6,923)
Ending units	275,542	596,449	809,454	2,635,060	37,646

The accompanying Notes to Financial Statements are an integral part of this statement.

19

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$51,489	$12,418	$29,890
Mortality and expense risk and administrative charges	(11,784)	(18,400)	(36,331)	(7,953)	(20,188)
Net investment income (loss)	(11,784)	(18,400)	15,158	4,465	9,702
Net realized gain (loss)	(51,106)	(37,004)	64,383	33,793	(16,484)
Capital gain distribution from mutual funds	4,112	291,721	92,081	—	244,748
Change in unrealized appreciation (depreciation) of investments	116,788	(6,094)	143,842	129,074	(63,130)
Increase (decrease) in net assets from operations	58,010	230,223	315,464	167,332	174,836

From contract transactions:
Payments received from contract owners	125,668	83,779	27,103	—	104,437
Payments for contract benefits or terminations	(113,991)	(223,095)	(385,873)	(115,738)	(163,831)
Transfers between sub-accounts (including fixed account), net	(114,265)	(47,826)	(261,042)	(90,564)	(3,215)
Contract maintenance charges	(8,468)	(11,952)	(37,122)	(4,752)	(10,199)
Increase (decrease) in net assets from contract transactions	(111,056)	(199,094)	(656,934)	(211,054)	(72,808)

Increase (decrease) in net assets	(53,046)	31,129	(341,470)	(43,722)	102,028
Net assets at beginning of period	847,443	1,390,717	3,038,300	557,569	1,483,562
Net assets at end of period	$794,397	$1,421,846	$2,696,830	$513,847	$1,585,590

Beginning units	24,788	26,813	122,221	43,885	45,499
Units issued	5,125	2,727	4,281	642	3,807
Units redeemed	(7,954)	(6,024)	(29,000)	(14,430)	(6,335)
Ending units	21,959	23,516	97,502	30,097	42,971

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$46,578	$15,265	$33,691
Mortality and expense risk and administrative charges	(10,825)	(17,385)	(38,957)	(8,148)	(21,694)
Net investment income (loss)	(10,825)	(17,385)	7,621	7,117	11,997
Net realized gain (loss)	(32,598)	29,438	(6,309)	(2,296)	(2,442)
Capital gain distribution from mutual funds	—	67,444	—	—	106,989
Change in unrealized appreciation (depreciation) of investments	146,221	229,945	243,660	45,654	54,347
Increase (decrease) in net assets from operations	102,798	309,442	244,972	50,475	170,891

From contract transactions:
Payments received from contract owners	120,000	15,082	—	—	—
Payments for contract benefits or terminations	(31,238)	(109,002)	(428,417)	(92,271)	(314,030)
Transfers between sub-accounts (including fixed account), net	42,267	(9,505)	95,855	14,716	14,669
Contract maintenance charges	(6,040)	(8,992)	(33,961)	(4,166)	(9,444)
Increase (decrease) in net assets from contract transactions	124,989	(112,417)	(366,523)	(81,721)	(308,805)

Increase (decrease) in net assets	227,787	197,025	(121,551)	(31,246)	(137,914)
Net assets at beginning of period	619,656	1,193,692	3,159,851	588,815	1,621,476
Net assets at end of period	$847,443	$1,390,717	$3,038,300	$557,569	$1,483,562

Beginning units	20,650	29,178	137,204	50,406	55,234
Units issued	6,100	1,923	4,284	2,906	1,633
Units redeemed	(1,962)	(4,288)	(19,267)	(9,427)	(11,368)
Ending units	24,788	26,813	122,221	43,885	45,499

The accompanying Notes to Financial Statements are an integral part of this statement.

20

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Large Cap Core Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$1,927	$225,767	$—	$101,444	$1,141
Mortality and expense risk and administrative charges	(15,191)	(78,752)	(41,477)	(27,039)	(15,148)
Net investment income (loss)	(13,264)	147,015	(41,477)	74,405	(14,007)
Net realized gain (loss)	44,650	(119,977)	(173,638)	11,985	77,827
Capital gain distribution from mutual funds	117,198	—	249,404	—	176,692
Change in unrealized appreciation (depreciation) of investments	(16,450)	302,495	195,725	(18,313)	(16,251)
Increase (decrease) in net assets from operations	132,134	329,533	230,014	68,077	224,261

From contract transactions:
Payments received from contract owners	—	45,447	54,794	43,193	42,118
Payments for contract benefits or terminations	(114,414)	(620,801)	(502,088)	(387,037)	(123,930)
Transfers between sub-accounts (including fixed account), net	58,266	394,943	93,524	83,731	(57,983)
Contract maintenance charges	(9,175)	(71,976)	(32,590)	(36,355)	(11,860)
Increase (decrease) in net assets from contract transactions	(65,323)	(252,387)	(386,360)	(296,468)	(151,655)

Increase (decrease) in net assets	66,811	77,146	(156,346)	(228,391)	72,606
Net assets at beginning of period	1,084,255	6,093,621	3,225,398	2,334,380	1,211,137
Net assets at end of period	$1,151,066	$6,170,767	$3,069,052	$2,105,989	$1,283,743

Beginning units	27,672	429,511	63,268	255,667	49,087
Units issued	2,960	40,692	5,438	19,492	3,318
Units redeemed	(4,562)	(57,844)	(12,337)	(51,207)	(9,057)
Ending units	26,070	412,359	56,369	223,952	43,348

For the Year Ended December 31, 2024
From operations:
Dividends	$1,729	$208,949	$—	$86,476	$4,688
Mortality and expense risk and administrative charges	(16,478)	(78,216)	(42,730)	(28,651)	(15,002)
Net investment income (loss)	(14,749)	130,733	(42,730)	57,825	(10,314)
Net realized gain (loss)	50,760	(158,725)	(431,337)	4,106	72,671
Capital gain distribution from mutual funds	115,111	—	—	—	39,908
Change in unrealized appreciation (depreciation) of investments	107,735	51,185	823,227	24,882	246,308
Increase (decrease) in net assets from operations	258,857	23,193	349,160	86,813	348,573

From contract transactions:
Payments received from contract owners	—	43,466	272,238	33,522	—
Payments for contract benefits or terminations	(632,995)	(852,514)	(288,144)	(99,719)	(98,464)
Transfers between sub-accounts (including fixed account), net	(8,718)	545,996	(81,923)	86,925	(116,016)
Contract maintenance charges	(7,572)	(59,355)	(27,110)	(30,547)	(10,440)
Increase (decrease) in net assets from contract transactions	(649,285)	(322,407)	(124,939)	(9,819)	(224,920)

Increase (decrease) in net assets	(390,428)	(299,214)	224,221	76,994	123,653
Net assets at beginning of period	1,474,683	6,392,835	3,001,177	2,257,386	1,087,484
Net assets at end of period	$1,084,255	$6,093,621	$3,225,398	$2,334,380	$1,211,137

Beginning units	45,723	452,059	66,214	256,699	58,870
Units issued	1,440	62,555	10,806	18,309	594
Units redeemed	(19,491)	(85,103)	(13,752)	(19,341)	(10,377)
Ending units	27,672	429,511	63,268	255,667	49,087

The accompanying Notes to Financial Statements are an integral part of this statement.

21

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Large Cap Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$28,158	$11,155	$—	$7,251	$22,367
Mortality and expense risk and administrative charges	(43,728)	(9,301)	(30,285)	(17,661)	(15,670)
Net investment income (loss)	(15,570)	1,854	(30,285)	(10,410)	6,697
Net realized gain (loss)	185,928	18,747	38,986	(40,972)	10,882
Capital gain distribution from mutual funds	380,673	67,189	429,296	415,616	80,598
Change in unrealized appreciation (depreciation) of investments	(79,896)	(540)	(111,889)	(231,951)	13,513
Increase (decrease) in net assets from operations	471,135	87,250	326,108	132,283	111,690

From contract transactions:
Payments received from contract owners	24,994	172,139	139,632	—	—
Payments for contract benefits or terminations	(678,296)	(48,144)	(345,642)	(217,327)	(218,172)
Transfers between sub-accounts (including fixed account), net	(41,077)	(35,981)	(144,501)	2,206	(231,959)
Contract maintenance charges	(19,318)	(9,437)	(16,047)	(5,615)	(13,127)
Increase (decrease) in net assets from contract transactions	(713,697)	78,577	(366,558)	(220,736)	(463,258)

Increase (decrease) in net assets	(242,562)	165,827	(40,450)	(88,453)	(351,568)
Net assets at beginning of period	3,315,505	667,310	2,383,082	1,284,586	1,336,823
Net assets at end of period	$3,072,943	$833,137	$2,342,632	$1,196,133	$985,255

Beginning units	146,054	36,669	43,939	31,015	57,200
Units issued	3,596	11,726	4,393	335	2,320
Units redeemed	(32,690)	(7,276)	(10,798)	(5,493)	(20,975)
Ending units	116,960	41,119	37,534	25,857	38,545

For the Year Ended December 31, 2024
From operations:
Dividends	$33,610	$5,875	$—	$10,131	$32,018
Mortality and expense risk and administrative charges	(43,821)	(8,869)	(30,184)	(19,722)	(19,357)
Net investment income (loss)	(10,211)	(2,994)	(30,184)	(9,591)	12,661
Net realized gain (loss)	88,928	28,844	54,296	3,001	(15,704)
Capital gain distribution from mutual funds	159,432	52,907	276,141	195,253	55,942
Change in unrealized appreciation (depreciation) of investments	409,536	(998)	351,324	38,537	40,170
Increase (decrease) in net assets from operations	647,685	77,759	651,577	227,200	93,069

From contract transactions:
Payments received from contract owners	238,874	11,900	126,170	—	—
Payments for contract benefits or terminations	(228,657)	(149,666)	(283,790)	(302,839)	(365,419)
Transfers between sub-accounts (including fixed account), net	(41,536)	14,406	(106,596)	(32,327)	68,825
Contract maintenance charges	(17,345)	(7,722)	(11,945)	(5,621)	(12,767)
Increase (decrease) in net assets from contract transactions	(48,664)	(131,082)	(276,161)	(340,787)	(309,361)

Increase (decrease) in net assets	599,021	(53,323)	375,416	(113,587)	(216,292)
Net assets at beginning of period	2,716,484	720,633	2,007,666	1,398,173	1,553,115
Net assets at end of period	$3,315,505	$667,310	$2,383,082	$1,284,586	$1,336,823

Beginning units	146,607	43,660	49,497	39,657	70,781
Units issued	18,384	3,978	5,373	318	3,402
Units redeemed	(18,937)	(10,969)	(10,931)	(8,960)	(16,983)
Ending units	146,054	36,669	43,939	31,015	57,200

The accompanying Notes to Financial Statements are an integral part of this statement.

22

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$12,363	$11,545	$116,619	$18,587	$430,446
Mortality and expense risk and administrative charges	(17,692)	(11,096)	(28,335)	(8,364)	(118,308)
Net investment income (loss)	(5,329)	449	88,284	10,223	312,138
Net realized gain (loss)	69,225	11,935	(67,553)	19,512	(4,695,925)
Capital gain distribution from mutual funds	94,152	61,843	—	22,241	512,534
Change in unrealized appreciation (depreciation) of investments	(85,142)	69,945	138,500	118,200	2,891,691
Increase (decrease) in net assets from operations	72,906	144,172	159,231	170,176	(979,562)

From contract transactions:
Payments received from contract owners	103,814	—	34,188	—	162,208
Payments for contract benefits or terminations	(319,046)	(118,593)	(310,695)	(147,393)	(1,074,347)
Transfers between sub-accounts (including fixed account), net	73,859	(12,760)	38,075	(55,715)	(27,490,214)
Contract maintenance charges	(16,655)	(4,197)	(32,214)	(2,854)	(135,741)
Increase (decrease) in net assets from contract transactions	(158,028)	(135,550)	(270,646)	(205,962)	(28,538,094)

Increase (decrease) in net assets	(85,122)	8,622	(111,415)	(35,786)	(29,517,656)
Net assets at beginning of period	1,421,470	751,223	2,299,893	561,400	29,517,656
Net assets at end of period	$1,336,348	$759,845	$2,188,478	$525,614	$—

Beginning units	85,144	55,655	222,915	47,617	1,902,288
Units issued	11,337	3,998	16,536	30	13,453
Units redeemed	(20,587)	(12,532)	(42,063)	(14,266)	(1,915,741)
Ending units	75,894	47,121	197,388	33,381	—

For the Year Ended December 31, 2024
From operations:
Dividends	$13,019	$12,227	$52,120	$20,810	$1,271,589
Mortality and expense risk and administrative charges	(18,500)	(11,231)	(30,156)	(8,604)	(384,418)
Net investment income (loss)	(5,481)	996	21,964	12,206	887,171
Net realized gain (loss)	59,025	(2,733)	(97,010)	(12,823)	(521,610)
Capital gain distribution from mutual funds	13,826	—	—	—	390,043
Change in unrealized appreciation (depreciation) of investments	100,040	15,116	245	5,794	1,469,602
Increase (decrease) in net assets from operations	167,410	13,379	(74,801)	5,177	2,225,206

From contract transactions:
Payments received from contract owners	—	16,733	—	—	110,678
Payments for contract benefits or terminations	(146,909)	(145,576)	(377,626)	(119,777)	(2,976,842)
Transfers between sub-accounts (including fixed account), net	17,959	35,563	203,441	33,126	409,556
Contract maintenance charges	(13,680)	(3,492)	(27,651)	(2,712)	(372,723)
Increase (decrease) in net assets from contract transactions	(142,630)	(96,772)	(201,836)	(89,363)	(2,829,331)

Increase (decrease) in net assets	24,780	(83,393)	(276,637)	(84,186)	(604,125)
Net assets at beginning of period	1,396,690	834,616	2,576,530	645,586	30,121,781
Net assets at end of period	$1,421,470	$751,223	$2,299,893	$561,400	$29,517,656

Beginning units	93,577	62,581	243,079	54,921	2,088,979
Units issued	4,444	4,787	26,929	3,570	56,782
Units redeemed	(12,877)	(11,713)	(47,093)	(10,874)	(243,473)
Ending units	85,144	55,655	222,915	47,617	1,902,288

The accompanying Notes to Financial Statements are an integral part of this statement.

23

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Value Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$89,351	$3,179	$286,816	$6,299	$45,703
Mortality and expense risk and administrative charges	(20,098)	(1,901)	(198,967)	(12,887)	(56,457)
Net investment income (loss)	69,253	1,278	87,849	(6,588)	(10,754)
Net realized gain (loss)	(18,848)	16,592	(57,455)	20,522	158,740
Capital gain distribution from mutual funds	—	13,826	10,337	55,659	272,747
Change in unrealized appreciation (depreciation) of investments	45,597	6,851	1,594,540	33,347	198,111
Increase (decrease) in net assets from operations	96,002	38,547	1,635,271	102,940	618,844

From contract transactions:
Payments received from contract owners	—	—	142,171	2,764	80,000
Payments for contract benefits or terminations	(272,661)	(22,436)	(2,729,573)	(233,643)	(380,229)
Transfers between sub-accounts (including fixed account), net	40,857	1,857	(239,312)	8,019	(21,502)
Contract maintenance charges	(4,463)	(1,220)	(243,881)	(11,992)	(65,191)
Increase (decrease) in net assets from contract transactions	(236,267)	(21,799)	(3,070,595)	(234,852)	(386,922)

Increase (decrease) in net assets	(140,265)	16,748	(1,435,324)	(131,912)	231,922
Net assets at beginning of period	1,618,335	128,964	16,693,505	1,089,442	4,494,732
Net assets at end of period	$1,478,070	$145,712	$15,258,181	$957,530	$4,726,654

Beginning units	78,383	9,719	1,177,054	77,761	269,606
Units issued	2,584	3,019	20,990	5,323	7,079
Units redeemed	(13,923)	(4,483)	(228,176)	(21,336)	(27,979)
Ending units	67,044	8,255	969,868	61,748	248,706

For the Year Ended December 31, 2024
From operations:
Dividends	$107,063	$3,812	$283,172	$9,741	$43,632
Mortality and expense risk and administrative charges	(22,303)	(1,743)	(217,090)	(14,440)	(51,012)
Net investment income (loss)	84,760	2,069	66,082	(4,699)	(7,380)
Net realized gain (loss)	(7,280)	6,824	(202,226)	33,017	88,968
Capital gain distribution from mutual funds	—	4,043	—	14,836	46,828
Change in unrealized appreciation (depreciation) of investments	17,250	(7,805)	1,813,259	65,798	351,039
Increase (decrease) in net assets from operations	94,730	5,131	1,677,115	108,952	479,455

From contract transactions:
Payments received from contract owners	—	—	135,040	2,575	530,232
Payments for contract benefits or terminations	(163,458)	(24,043)	(2,088,042)	(140,948)	(211,598)
Transfers between sub-accounts (including fixed account), net	43,795	16,280	19,316	31,423	25,128
Contract maintenance charges	(4,631)	(1,059)	(213,922)	(10,641)	(49,048)
Increase (decrease) in net assets from contract transactions	(124,294)	(8,822)	(2,147,608)	(117,591)	294,714

Increase (decrease) in net assets	(29,564)	(3,691)	(470,493)	(8,639)	774,169
Net assets at beginning of period	1,647,899	132,655	17,163,998	1,098,081	3,720,563
Net assets at end of period	$1,618,335	$128,964	$16,693,505	$1,089,442	$4,494,732

Beginning units	84,372	10,451	1,333,412	85,637	251,212
Units issued	3,166	1,324	30,319	5,388	36,517
Units redeemed	(9,155)	(2,056)	(186,677)	(13,264)	(18,123)
Ending units	78,383	9,719	1,177,054	77,761	269,606

The accompanying Notes to Financial Statements are an integral part of this statement.

24

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$837,837	$2,667,701	$1,955,331	$696,961	$—
Mortality and expense risk and administrative charges	(535,282)	(1,511,539)	(1,053,619)	(450,406)	(133,642)
Net investment income (loss)	302,555	1,156,162	901,712	246,555	(133,642)
Net realized gain (loss)	590,575	(1,223,637)	(555,348)	1,127,503	(4,715)
Capital gain distribution from mutual funds	3,051,875	8,405,355	4,563,721	1,392,524	60,948
Change in unrealized appreciation (depreciation) of investments	1,913,610	6,308,441	2,613,697	938,118	1,399,669
Increase (decrease) in net assets from operations	5,858,615	14,646,321	7,523,782	3,704,700	1,322,260

From contract transactions:
Payments received from contract owners	558,715	1,561,265	1,223,383	1,746,109	33,527
Payments for contract benefits or terminations	(6,250,279)	(19,406,879)	(10,219,197)	(3,720,580)	(1,079,494)
Transfers between sub-accounts (including fixed account), net	(636,797)	56,786,988	(337,878)	185,768	(242,689)
Contract maintenance charges	(662,560)	(1,860,482)	(1,252,777)	(565,511)	(71,453)
Adjustments to net assets allocated to contracts in payout period	—	2	—	—	—
Increase (decrease) in net assets from contract transactions	(6,990,921)	37,080,894	(10,586,469)	(2,354,214)	(1,360,109)

Increase (decrease) in net assets	(1,132,306)	51,727,215	(3,062,687)	1,350,486	(37,849)
Net assets at beginning of period	43,684,434	84,567,720	85,434,698	36,402,678	10,780,904
Net assets at end of period	$42,552,128	$136,294,935	$82,372,011	$37,753,164	$10,743,055

Beginning units	2,584,017	4,336,756	4,556,373	2,448,152	134,932
Units issued	79,594	3,185,646	108,732	192,878	9,143
Units redeemed	(466,258)	(1,159,546)	(653,937)	(342,236)	(25,246)
Ending units	2,197,353	6,362,856	4,011,168	2,298,794	118,829

For the Year Ended December 31, 2024
From operations:
Dividends	$828,022	$1,181,319	$1,178,928	$572,997	$—
Mortality and expense risk and administrative charges	(560,101)	(1,099,911)	(1,120,857)	(431,041)	(133,575)
Net investment income (loss)	267,921	81,408	58,071	141,956	(133,575)
Net realized gain (loss)	102,922	(1,077,137)	(588,847)	582,347	(1,044,668)
Capital gain distribution from mutual funds	—	1,080,254	31,627	1,807,517	—
Change in unrealized appreciation (depreciation) of investments	4,691,948	9,866,996	9,844,617	2,109,078	4,580,442
Increase (decrease) in net assets from operations	5,062,791	9,951,521	9,345,468	4,640,898	3,402,199

From contract transactions:
Payments received from contract owners	628,199	1,855,385	1,426,332	1,332,263	126,013
Payments for contract benefits or terminations	(4,798,389)	(10,341,948)	(11,258,333)	(1,266,325)	(709,091)
Transfers between sub-accounts (including fixed account), net	(400,433)	(1,214,230)	(664,436)	517,404	(924,756)
Contract maintenance charges	(561,509)	(1,066,570)	(1,071,584)	(441,967)	(56,320)
Increase (decrease) in net assets from contract transactions	(5,132,132)	(10,767,363)	(11,568,021)	141,375	(1,564,154)

Increase (decrease) in net assets	(69,341)	(815,842)	(2,222,553)	4,782,273	1,838,045
Net assets at beginning of period	43,753,775	85,383,562	87,657,251	31,620,405	8,942,859
Net assets at end of period	$43,684,434	$84,567,720	$85,434,698	$36,402,678	$10,780,904

Beginning units	2,896,672	4,910,934	5,200,084	2,433,774	156,312
Units issued	78,856	141,681	136,416	175,629	4,152
Units redeemed	(391,511)	(715,859)	(780,127)	(161,251)	(25,532)
Ending units	2,584,017	4,336,756	4,556,373	2,448,152	134,932

The accompanying Notes to Financial Statements are an integral part of this statement.

25

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2030 Advisor Class
For the Year Ended December 31, 2025
From operations:
Dividends	$30,932	$351,269	$671,987	$1,566,215	$2,123,434
Mortality and expense risk and administrative charges	(24,702)	(135,647)	(252,223)	(623,913)	(946,218)
Net investment income (loss)	6,230	215,622	419,764	942,302	1,177,216
Net realized gain (loss)	28,671	407,853	(1,138,383)	15,867	1,383,761
Capital gain distribution from mutual funds	2,639	336,021	753,903	1,947,365	3,323,212
Change in unrealized appreciation (depreciation) of investments	202,316	455,305	2,821,391	4,517,739	6,212,559
Increase (decrease) in net assets from operations	239,856	1,414,801	2,856,675	7,423,273	12,096,748

From contract transactions:
Payments received from contract owners	—	328,192	1,492,570	5,493,399	10,856,960
Payments for contract benefits or terminations	(232,069)	(3,307,392)	(5,237,751)	(18,753,389)	(16,201,528)
Transfers between sub-accounts (including fixed account), net	25,564	417,899	(1,847,960)	4,708,888	2,495,109
Contract maintenance charges	(23,207)	(3,428)	(2,049)	(5,101)	(12,229)
Increase (decrease) in net assets from contract transactions	(229,712)	(2,564,729)	(5,595,190)	(8,556,203)	(2,861,688)

Increase (decrease) in net assets	10,144	(1,149,928)	(2,738,515)	(1,132,930)	9,235,060
Net assets at beginning of period	2,017,172	14,325,545	28,284,920	65,110,425	94,881,400
Net assets at end of period	$2,027,316	$13,175,617	$25,546,405	$63,977,495	$104,116,460

Beginning units	130,090	9,239,396	17,442,551	38,189,783	52,148,465
Units issued	4,309	26,232,035	24,806,150	21,780,736	12,285,398
Units redeemed	(18,283)	(27,812,059)	(28,152,966)	(26,727,838)	(13,959,462)
Ending units	116,116	7,659,372	14,095,735	33,242,681	50,474,401

For the Year Ended December 31, 2024
From operations:
Dividends	$20,958	$354,180	$683,438	$1,515,054	$1,792,403
Mortality and expense risk and administrative charges	(25,825)	(140,974)	(287,199)	(630,828)	(864,325)
Net investment income (loss)	(4,867)	213,206	396,239	884,226	928,078
Net realized gain (loss)	35,133	(341,535)	(1,302,887)	(677,113)	142,863
Capital gain distribution from mutual funds	—	168,274	448,646	1,092,719	1,166,172
Change in unrealized appreciation (depreciation) of investments	198,552	1,054,737	2,719,301	3,987,808	5,638,918
Increase (decrease) in net assets from operations	228,818	1,094,682	2,261,299	5,287,640	7,876,031

From contract transactions:
Payments received from contract owners	—	1,874,642	2,888,989	6,940,074	12,017,881
Payments for contract benefits or terminations	(296,742)	(3,433,021)	(8,333,002)	(13,257,753)	(10,778,989)
Transfers between sub-accounts (including fixed account), net	15,512	26,890	1,641,747	1,005,843	2,768,212
Contract maintenance charges	(21,365)	(3,441)	(2,561)	(6,103)	(12,170)
Increase (decrease) in net assets from contract transactions	(302,595)	(1,534,930)	(3,804,827)	(5,317,939)	3,994,934

Increase (decrease) in net assets	(73,777)	(440,248)	(1,543,528)	(30,299)	11,870,965
Net assets at beginning of period	2,090,949	14,765,793	29,828,448	65,140,724	83,010,435
Net assets at end of period	$2,017,172	$14,325,545	$28,284,920	$65,110,425	$94,881,400

Beginning units	150,038	10,222,665	19,810,447	41,364,275	49,896,989
Units issued	2,540	29,516,864	33,647,293	28,392,906	13,158,630
Units redeemed	(22,488)	(30,500,133)	(36,015,189)	(31,567,398)	(10,907,154)
Ending units	130,090	9,239,396	17,442,551	38,189,783	52,148,465

The accompanying Notes to Financial Statements are an integral part of this statement.

26

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2040 Advisor Class	T Rowe Price Retirement 2045 Advisor Class	T Rowe Price Retirement 2050 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
For the Year Ended December 31, 2025
From operations:
Dividends	$1,768,587	$1,422,516	$996,896	$796,927	$520,276
Mortality and expense risk and administrative charges	(971,285)	(944,061)	(784,319)	(674,956)	(410,939)
Net investment income (loss)	797,302	478,455	212,577	121,971	109,337
Net realized gain (loss)	1,706,057	2,094,043	2,538,922	1,947,568	1,180,867
Capital gain distribution from mutual funds	2,884,158	2,882,697	2,139,593	2,095,754	1,300,584
Change in unrealized appreciation (depreciation) of investments	8,773,831	9,534,507	8,810,155	7,772,868	4,758,900
Increase (decrease) in net assets from operations	14,161,348	14,989,702	13,701,247	11,938,161	7,349,688

From contract transactions:
Payments received from contract owners	13,140,785	12,393,141	11,675,325	9,780,161	8,406,539
Payments for contract benefits or terminations	(12,335,343)	(12,682,868)	(11,114,806)	(8,653,651)	(5,597,588)
Transfers between sub-accounts (including fixed account), net	2,064,054	115,008	(80,354)	(1,062,236)	(282,937)
Contract maintenance charges	(11,809)	(12,789)	(12,622)	(12,212)	(11,060)
Increase (decrease) in net assets from contract transactions	2,857,687	(187,508)	467,543	52,062	2,514,954

Increase (decrease) in net assets	17,019,035	14,802,194	14,168,790	11,990,223	9,864,642
Net assets at beginning of period	92,750,534	92,150,084	76,512,471	66,767,824	39,516,065
Net assets at end of period	$109,769,569	$106,952,278	$90,681,261	$78,758,047	$49,380,707

Beginning units	48,463,514	46,015,881	37,417,127	32,497,674	19,358,038
Units issued	7,460,029	6,952,125	7,191,579	5,174,753	4,200,057
Units redeemed	(6,210,856)	(7,267,637)	(7,314,212)	(5,462,647)	(3,330,071)
Ending units	49,712,687	45,700,369	37,294,494	32,209,780	20,228,024

For the Year Ended December 31, 2024
From operations:
Dividends	$1,419,880	$1,217,106	$882,292	$741,404	$422,897
Mortality and expense risk and administrative charges	(830,930)	(818,525)	(659,493)	(574,688)	(335,432)
Net investment income (loss)	588,950	398,581	222,799	166,716	87,465
Net realized gain (loss)	684,675	688,412	788,896	763,256	431,667
Capital gain distribution from mutual funds	548,986	652,374	429,095	364,740	183,954
Change in unrealized appreciation (depreciation) of investments	6,460,948	7,386,213	6,512,376	5,812,834	3,443,938
Increase (decrease) in net assets from operations	8,283,559	9,125,580	7,953,166	7,107,546	4,147,024

From contract transactions:
Payments received from contract owners	15,352,890	13,332,852	12,131,273	10,217,882	7,448,403
Payments for contract benefits or terminations	(7,461,071)	(6,185,362)	(4,859,339)	(4,492,393)	(2,089,965)
Transfers between sub-accounts (including fixed account), net	435,487	(896,018)	(813,240)	(265,894)	(912,261)
Contract maintenance charges	(11,771)	(12,480)	(11,956)	(11,805)	(10,374)
Increase (decrease) in net assets from contract transactions	8,315,535	6,238,992	6,446,738	5,447,790	4,435,803

Increase (decrease) in net assets	16,599,094	15,364,572	14,399,904	12,555,336	8,582,827
Net assets at beginning of period	76,151,440	76,785,512	62,112,567	54,212,488	30,933,238
Net assets at end of period	$92,750,534	$92,150,084	$76,512,471	$66,767,824	$39,516,065

Beginning units	44,029,654	42,817,939	34,012,650	29,757,921	17,112,686
Units issued	8,386,276	6,735,344	5,987,227	4,795,842	3,403,963
Units redeemed	(3,952,416)	(3,537,402)	(2,582,750)	(2,056,089)	(1,158,611)
Ending units	48,463,514	46,015,881	37,417,127	32,497,674	19,358,038

The accompanying Notes to Financial Statements are an integral part of this statement.

27

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2060 Advisor Class	VALIC Company I Aggressive Allocation Lifestyle Fund	VALIC Company I Asset Allocation Fund	VALIC Company I Capital Appreciation Fund	VALIC Company I Conservative Allocation Lifestyle Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$460,378	$11,774,550	$2,207,039	$—	$7,620,326
Mortality and expense risk and administrative charges	(371,193)	(6,966,799)	(1,424,758)	(2,891,304)	(2,738,524)
Net investment income (loss)	89,185	4,807,751	782,281	(2,891,304)	4,881,802
Net realized gain (loss)	1,123,979	18,311,952	2,816,613	6,145,277	5,304,103
Capital gain distribution from mutual funds	1,153,173	6,450,713	5,681,596	4,149,552	—
Change in unrealized appreciation (depreciation) of investments	4,212,437	77,488,758	5,358,430	46,050,239	18,519,503
Increase (decrease) in net assets from operations	6,578,774	107,059,174	14,638,920	53,453,764	28,705,408

From contract transactions:
Payments received from contract owners	9,298,300	39,620,740	5,059,982	13,654,264	12,490,389
Payments for contract benefits or terminations	(4,814,136)	(92,130,046)	(19,425,526)	(39,528,965)	(44,570,663)
Transfers between sub-accounts (including fixed account), net	477,626	(11,080,196)	(559,557)	96,975,483	1,717,255
Contract maintenance charges	(9,368)	(579,568)	(48,251)	(46,757)	(128,664)
Adjustments to net assets allocated to contracts in payout period	—	21,138	4,718	—	194,463
Increase (decrease) in net assets from contract transactions	4,952,422	(64,147,932)	(14,968,634)	71,054,025	(30,297,220)

Increase (decrease) in net assets	11,531,196	42,911,242	(329,714)	124,507,789	(1,591,812)
Net assets at beginning of period	34,404,329	708,704,120	148,164,273	225,262,794	284,065,239
Net assets at end of period	$45,935,525	$751,615,362	$147,834,559	$349,770,583	$282,473,427

Beginning units	16,681,351	133,085,211	11,874,180	38,405,131	74,776,696
Units issued	4,577,409	2,366,255	560,303	20,895,155	2,440,459
Units redeemed	(2,522,528)	(13,795,586)	(1,795,016)	(6,497,700)	(10,009,692)
Ending units	18,736,232	121,655,880	10,639,467	52,802,586	67,207,463

For the Year Ended December 31, 2024
From operations:
Dividends	$391,347	$14,339,423	$2,189,459	$90,805	$7,028,536
Mortality and expense risk and administrative charges	(288,812)	(6,772,366)	(1,446,709)	(1,798,044)	(2,883,672)
Net investment income (loss)	102,535	7,567,057	742,750	(1,707,239)	4,144,864
Net realized gain (loss)	519,167	9,020,224	1,612,457	(1,619,032)	3,582,458
Capital gain distribution from mutual funds	134,071	—	—	13,088,454	—
Change in unrealized appreciation (depreciation) of investments	2,765,193	69,211,989	16,877,195	35,933,797	10,959,325
Increase (decrease) in net assets from operations	3,520,966	85,799,270	19,232,402	45,695,980	18,686,647

From contract transactions:
Payments received from contract owners	7,780,796	39,352,460	4,994,462	8,580,405	13,752,869
Payments for contract benefits or terminations	(2,613,998)	(72,833,429)	(18,400,482)	(24,616,851)	(46,796,351)
Transfers between sub-accounts (including fixed account), net	308,259	(12,751,592)	938,015	129,578,950	(2,815,905)
Contract maintenance charges	(8,410)	(589,839)	(51,121)	(40,401)	(126,751)
Adjustments to net assets allocated to contracts in payout period	—	(26,966)	1,554	—	81
Increase (decrease) in net assets from contract transactions	5,466,647	(46,849,366)	(12,517,572)	113,502,103	(35,986,057)

Increase (decrease) in net assets	8,987,613	38,949,904	6,714,830	159,198,083	(17,299,410)
Net assets at beginning of period	25,416,716	669,754,216	141,449,443	66,064,711	301,364,649
Net assets at end of period	$34,404,329	$708,704,120	$148,164,273	$225,262,794	$284,065,239

Beginning units	13,886,160	142,457,253	12,881,325	14,715,886	84,510,049
Units issued	3,947,034	1,678,293	398,673	27,410,513	1,258,678
Units redeemed	(1,151,843)	(11,050,335)	(1,405,818)	(3,721,268)	(10,992,031)
Ending units	16,681,351	133,085,211	11,874,180	38,405,131	74,776,696

The accompanying Notes to Financial Statements are an integral part of this statement.

28

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Core Bond Fund	VALIC Company I Dividend Value Fund	VALIC Company I Dynamic Allocation Fund	VALIC Company I Emerging Economies Fund	VALIC Company I Global Real Estate Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$72,786,040	$14,997,853	$2,676,211	$26,239,068	$6,577,534
Mortality and expense risk and administrative charges	(16,007,292)	(5,377,593)	(1,259,005)	(6,889,235)	(2,567,592)
Net investment income (loss)	56,778,748	9,620,260	1,417,206	19,349,833	4,009,942
Net realized gain (loss)	(28,665,931)	33,545,889	(1,422,126)	(4,157,947)	(17,414,094)
Capital gain distribution from mutual funds	—	26,631,555	1,090,052	—	—
Change in unrealized appreciation (depreciation) of investments	98,283,932	35,638,598	10,521,352	178,735,117	30,118,192
Increase (decrease) in net assets from operations	126,396,749	105,436,302	11,606,484	193,927,003	16,714,040

From contract transactions:
Payments received from contract owners	68,184,944	18,505,422	1,312,980	34,278,709	13,159,814
Payments for contract benefits or terminations	(324,536,883)	(100,015,365)	(19,881,880)	(110,892,606)	(41,738,055)
Transfers between sub-accounts (including fixed account), net	164,862,446	(126,759,656)	(1,783,839)	(7,491,196)	(90,748,309)
Contract maintenance charges	(988,266)	(298,593)	(1,569,142)	(200,277)	(75,576)
Adjustments to net assets allocated to contracts in payout period	51,589	(5,363)	—	(3,328)	141
Increase (decrease) in net assets from contract transactions	(92,426,170)	(208,573,555)	(21,921,881)	(84,308,698)	(119,401,985)

Increase (decrease) in net assets	33,970,579	(103,137,253)	(10,315,397)	109,618,305	(102,687,945)
Net assets at beginning of period	1,796,665,045	735,945,960	125,731,068	731,408,197	378,983,438
Net assets at end of period	$1,830,635,624	$632,808,707	$115,415,671	$841,026,502	$276,295,493

Beginning units	848,319,994	129,717,258	66,159,585	625,091,574	237,003,322
Units issued	157,115,361	27,136,244	11,524,542	87,519,346	26,361,710
Units redeemed	(201,722,331)	(61,567,961)	(22,515,281)	(156,316,281)	(100,477,829)
Ending units	803,713,024	95,285,541	55,168,846	556,294,639	162,887,203

For the Year Ended December 31, 2024
From operations:
Dividends	$68,954,936	$21,544,409	$3,466,660	$14,739,220	$7,069,990
Mortality and expense risk and administrative charges	(15,931,079)	(5,974,316)	(1,404,103)	(6,360,327)	(2,779,705)
Net investment income (loss)	53,023,857	15,570,093	2,062,557	8,378,893	4,290,285
Net realized gain (loss)	(33,861,072)	(5,297,657)	(2,021,617)	(20,336,637)	(9,220,420)
Capital gain distribution from mutual funds	—	19,182,718	4,893,908	—	—
Change in unrealized appreciation (depreciation) of investments	(2,734,517)	45,967,812	9,924,368	76,301,380	6,349,548
Increase (decrease) in net assets from operations	16,428,268	75,422,966	14,859,216	64,343,636	1,419,413

From contract transactions:
Payments received from contract owners	70,959,601	20,867,385	1,663,649	32,847,058	14,581,664
Payments for contract benefits or terminations	(315,281,131)	(117,344,292)	(23,748,706)	(90,367,495)	(44,625,165)
Transfers between sub-accounts (including fixed account), net	134,296,338	141,770,621	(3,251,261)	29,533,128	143,855,428
Contract maintenance charges	(946,021)	(343,604)	(1,433,597)	(163,415)	(84,625)
Adjustments to net assets allocated to contracts in payout period	(4,074)	(5,590)	—	(9,440)	(2,018)
Increase (decrease) in net assets from contract transactions	(110,975,287)	44,944,520	(26,769,915)	(28,160,164)	113,725,284

Increase (decrease) in net assets	(94,547,019)	120,367,486	(11,910,699)	36,183,472	115,144,697
Net assets at beginning of period	1,891,212,064	615,578,474	137,641,767	695,224,725	263,838,741
Net assets at end of period	$1,796,665,045	$735,945,960	$125,731,068	$731,408,197	$378,983,438

Beginning units	896,109,216	122,505,744	80,753,966	656,796,513	167,334,017
Units issued	84,025,499	31,675,442	11,270,838	138,646,896	131,793,239
Units redeemed	(131,814,721)	(24,463,928)	(25,865,219)	(170,351,835)	(62,123,934)
Ending units	848,319,994	129,717,258	66,159,585	625,091,574	237,003,322

The accompanying Notes to Financial Statements are an integral part of this statement.

29

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Global Strategy Fund	VALIC Company I Government Securities Fund	VALIC Company I Growth Fund	VALIC Company I High Yield Bond Fund	VALIC Company I Inflation Protected Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$8,260,323	$3,628,666	$817,350	$22,266,746	$6,589,089
Mortality and expense risk and administrative charges	(2,137,524)	(1,312,916)	(15,353,823)	(3,247,016)	(3,638,726)
Net investment income (loss)	6,122,799	2,315,750	(14,536,473)	19,019,730	2,950,363
Net realized gain (loss)	(646,255)	(1,744,951)	7,975,778	(171,591)	(30,022,311)
Capital gain distribution from mutual funds	—	—	52,153,018	—	—
Change in unrealized appreciation (depreciation) of investments	35,557,650	7,483,291	180,084,226	11,605,897	49,062,066
Increase (decrease) in net assets from operations	41,034,194	8,054,090	225,676,549	30,454,036	21,990,118

From contract transactions:
Payments received from contract owners	5,390,274	6,798,819	28,262,399	14,141,194	14,078,731
Payments for contract benefits or terminations	(31,936,478)	(33,708,308)	(247,249,895)	(60,339,163)	(66,985,947)
Transfers between sub-accounts (including fixed account), net	8,433,903	46,679,946	52,266,712	(1,440,662)	19,240,737
Contract maintenance charges	(139,325)	(36,201)	(392,653)	(122,312)	(315,770)
Adjustments to net assets allocated to contracts in payout period	(1,319)	(3,837)	(7,855)	6,288	(1,211)
Increase (decrease) in net assets from contract transactions	(18,252,945)	19,730,419	(167,121,292)	(47,754,655)	(33,983,460)

Increase (decrease) in net assets	22,781,249	27,784,509	58,555,257	(17,300,619)	(11,993,342)
Net assets at beginning of period	213,555,257	121,666,221	1,777,554,959	343,003,539	389,097,766
Net assets at end of period	$236,336,506	$149,450,730	$1,836,110,216	$325,702,920	$377,104,424

Beginning units	87,931,878	38,972,672	297,505,443	94,890,880	268,413,742
Units issued	3,929,993	25,113,524	32,472,885	29,024,067	106,659,390
Units redeemed	(10,682,524)	(23,454,099)	(60,765,342)	(41,035,925)	(127,581,215)
Ending units	81,179,347	40,632,097	269,212,986	82,879,022	247,491,917

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$4,496,481	$1,509,774	$23,657,690	$47,476,160
Mortality and expense risk and administrative charges	(2,099,877)	(1,122,231)	(14,911,160)	(3,465,812)	(3,635,804)
Net investment income (loss)	(2,099,877)	3,374,250	(13,401,386)	20,191,878	43,840,356
Net realized gain (loss)	(7,915,907)	(3,889,329)	18,991,473	(5,148,775)	(19,955,652)
Change in unrealized appreciation (depreciation) of investments	33,153,137	849,077	455,317,200	6,264,773	(22,708,423)
Increase (decrease) in net assets from operations	23,137,353	333,998	460,907,287	21,307,876	1,176,281

From contract transactions:
Payments received from contract owners	5,456,777	6,579,420	27,228,638	14,495,350	14,320,596
Payments for contract benefits or terminations	(28,333,067)	(19,306,536)	(222,209,049)	(64,116,396)	(66,996,679)
Transfers between sub-accounts (including fixed account), net	(1,387,575)	7,979,730	(84,139,378)	(18,208,770)	37,561,728
Contract maintenance charges	(144,155)	(36,279)	(421,520)	(125,253)	(306,514)
Adjustments to net assets allocated to contracts in payout period	(1,919)	482	(1,254)	20,776	(3,243)
Increase (decrease) in net assets from contract transactions	(24,409,939)	(4,783,183)	(279,542,563)	(67,934,293)	(15,424,112)

Increase (decrease) in net assets	(1,272,586)	(4,449,185)	181,364,724	(46,626,417)	(14,247,831)
Net assets at beginning of period	214,827,843	126,115,406	1,596,190,235	389,629,956	403,345,597
Net assets at end of period	$213,555,257	$121,666,221	$1,777,554,959	$343,003,539	$389,097,766

Beginning units	98,354,940	40,735,450	350,708,605	113,264,283	279,740,530
Units issued	869,496	5,557,964	14,637,671	19,008,956	43,444,220
Units redeemed	(11,292,558)	(7,320,742)	(67,840,833)	(37,382,359)	(54,771,008)
Ending units	87,931,878	38,972,672	297,505,443	94,890,880	268,413,742

The accompanying Notes to Financial Statements are an integral part of this statement.

30

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Equities Index Fund	VALIC Company I International Government Bond Fund	VALIC Company I International Growth Fund	VALIC Company I International Opportunities Fund	VALIC Company I International Socially Responsible Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$48,801,865	$—	$—	$10,019,718	$12,424,717
Mortality and expense risk and administrative charges	(13,970,437)	(639,829)	(3,399,135)	(3,391,569)	(4,696,200)
Net investment income (loss)	34,831,428	(639,829)	(3,399,135)	6,628,149	7,728,517
Net realized gain (loss)	139,703,028	(1,965,011)	5,586,233	(59,084,237)	18,001,694
Capital gain distribution from mutual funds	16,184,917	—	—	—	3,449,841
Change in unrealized appreciation (depreciation) of investments	192,613,080	7,435,788	49,002,874	133,288,491	85,748,541
Increase (decrease) in net assets from operations	383,332,453	4,830,948	51,189,972	80,832,403	114,928,593

From contract transactions:
Payments received from contract owners	69,916,647	1,718,991	8,376,624	17,468,786	18,538,811
Payments for contract benefits or terminations	(232,237,193)	(11,654,605)	(50,951,715)	(44,415,322)	(73,704,579)
Transfers between sub-accounts (including fixed account), net	89,697,893	16,876,894	(14,568,216)	(58,134,347)	55,215,442
Contract maintenance charges	(450,175)	(73,272)	(162,584)	(87,137)	(90,977)
Adjustments to net assets allocated to contracts in payout period	197	(2,900)	1,928	40,917	(16,673)
Increase (decrease) in net assets from contract transactions	(73,072,631)	6,865,108	(57,303,963)	(85,127,103)	(57,976)

Increase (decrease) in net assets	310,259,822	11,696,056	(6,113,991)	(4,294,700)	114,870,617
Net assets at beginning of period	1,415,597,669	59,159,913	358,132,512	374,375,800	419,033,130
Net assets at end of period	$1,725,857,491	$70,855,969	$352,018,521	$370,081,100	$533,903,747

Beginning units	524,763,084	20,629,592	77,191,446	120,096,590	48,321,372
Units issued	187,254,893	27,676,941	15,158,596	12,641,070	29,436,919
Units redeemed	(226,271,108)	(25,945,190)	(27,815,116)	(39,433,405)	(31,944,301)
Ending units	485,746,869	22,361,343	64,534,926	93,304,255	45,813,990

For the Year Ended December 31, 2024
From operations:
Dividends	$36,531,488	$—	$—	$4,270,831	$7,560,704
Mortality and expense risk and administrative charges	(14,028,699)	(569,182)	(3,506,245)	(4,025,322)	(4,129,788)
Net investment income (loss)	22,502,789	(569,182)	(3,506,245)	245,509	3,430,916
Net realized gain (loss)	50,184,721	(2,155,649)	(1,309,310)	(59,431,287)	14,579,618
Change in unrealized appreciation (depreciation) of investments	(38,240,748)	1,651,822	26,003,468	46,174,247	(8,693,678)
Increase (decrease) in net assets from operations	34,446,762	(1,073,009)	21,187,913	(13,011,531)	9,316,856

From contract transactions:
Payments received from contract owners	73,601,926	1,676,858	9,676,152	22,842,651	15,767,143
Payments for contract benefits or terminations	(228,085,005)	(9,807,050)	(45,674,901)	(48,363,956)	(53,504,233)
Transfers between sub-accounts (including fixed account), net	(66,252,170)	7,114,278	(24,088,883)	(83,663,406)	44,480,013
Contract maintenance charges	(402,160)	(72,834)	(171,007)	(92,062)	(79,914)
Adjustments to net assets allocated to contracts in payout period	(3,413)	330	697	(11,477)	(221,069)
Increase (decrease) in net assets from contract transactions	(221,140,822)	(1,088,418)	(60,257,942)	(109,288,250)	6,441,940

Increase (decrease) in net assets	(186,694,060)	(2,161,427)	(39,070,029)	(122,299,781)	15,758,796
Net assets at beginning of period	1,602,291,729	61,321,340	397,202,541	496,675,581	403,274,334
Net assets at end of period	$1,415,597,669	$59,159,913	$358,132,512	$374,375,800	$419,033,130

Beginning units	602,040,095	21,243,563	91,031,801	153,968,428	48,372,911
Units issued	81,443,401	9,668,032	16,658,266	3,879,770	27,284,065
Units redeemed	(158,720,412)	(10,282,003)	(30,498,621)	(37,751,608)	(27,335,604)
Ending units	524,763,084	20,629,592	77,191,446	120,096,590	48,321,372

The accompanying Notes to Financial Statements are an integral part of this statement.

31

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Value Fund	VALIC Company I Large Cap Core Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Mid Cap Strategic Growth Fund	VALIC Company I Mid Cap Value Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$17,616,252	$1,647,606	$34,390,144	$950,163	$5,814,525
Mortality and expense risk and administrative charges	(3,785,327)	(5,622,631)	(24,220,972)	(10,487,423)	(6,054,660)
Net investment income (loss)	13,830,925	(3,975,025)	10,169,172	(9,537,260)	(240,135)
Net realized gain (loss)	24,804,337	24,116,038	(8,762,233)	14,711,554	(61,673,295)
Capital gain distribution from mutual funds	26,508,919	127,676,519	308,079,670	—	60,938,395
Change in unrealized appreciation (depreciation) of investments	70,682,958	(99,027,707)	(170,800,280)	117,356,994	32,752,461
Increase (decrease) in net assets from operations	135,827,139	48,789,825	138,686,329	122,531,288	31,777,426

From contract transactions:
Payments received from contract owners	13,041,199	10,315,220	69,595,649	35,518,228	22,113,209
Payments for contract benefits or terminations	(62,985,316)	(72,926,141)	(352,431,154)	(160,027,495)	(94,349,683)
Transfers between sub-accounts (including fixed account), net	(94,335,635)	(25,565,839)	(108,964,421)	221,460,484	(137,671,516)
Contract maintenance charges	(229,565)	(97,041)	(873,193)	(143,984)	(198,983)
Adjustments to net assets allocated to contracts in payout period	586	484	5,177	(3,491)	130,109
Increase (decrease) in net assets from contract transactions	(144,508,731)	(88,273,317)	(392,667,942)	96,803,742	(209,976,864)

Increase (decrease) in net assets	(8,681,592)	(39,483,492)	(253,981,613)	219,335,030	(178,199,438)
Net assets at beginning of period	426,947,358	629,058,701	2,788,574,052	961,862,495	811,060,076
Net assets at end of period	$418,265,766	$589,575,209	$2,534,592,439	$1,181,197,525	$632,860,638

Beginning units	258,870,743	118,319,707	83,767,845	171,370,514	75,278,724
Units issued	24,832,772	1,739,750	7,712,463	54,720,767	7,533,134
Units redeemed	(100,914,548)	(18,474,860)	(23,178,290)	(38,561,050)	(26,564,945)
Ending units	182,788,967	101,584,597	68,302,018	187,530,231	56,246,913

For the Year Ended December 31, 2024
From operations:
Dividends	$8,157,714	$2,418,809	$43,410,208	$158,512	$7,443,753
Mortality and expense risk and administrative charges	(4,313,636)	(6,118,867)	(27,489,648)	(9,633,138)	(6,451,351)
Net investment income (loss)	3,844,078	(3,700,058)	15,920,560	(9,474,626)	992,402
Net realized gain (loss)	19,950,311	62,552,335	17,273,438	38,483,787	(33,446,463)
Capital gain distribution from mutual funds	—	39,537,053	113,773,443	—	76,087,020
Change in unrealized appreciation (depreciation) of investments	11,583,118	(5,804,790)	204,954,893	156,417,655	14,970,580
Increase (decrease) in net assets from operations	35,377,507	92,584,540	351,922,334	185,426,816	58,603,539

From contract transactions:
Payments received from contract owners	16,695,599	13,952,348	80,410,222	32,663,463	23,028,328
Payments for contract benefits or terminations	(56,730,902)	(65,428,478)	(373,178,694)	(139,747,580)	(91,543,818)
Transfers between sub-accounts (including fixed account), net	(67,960,359)	(106,436,406)	(274,831,701)	(83,579,766)	186,049,438
Contract maintenance charges	(233,019)	(115,167)	(1,063,040)	(156,571)	(237,246)
Adjustments to net assets allocated to contracts in payout period	(1,995)	(762)	(5,114)	(850)	3,295
Increase (decrease) in net assets from contract transactions	(108,230,676)	(158,028,465)	(568,668,327)	(190,821,304)	117,299,997

Increase (decrease) in net assets	(72,853,169)	(65,443,925)	(216,745,993)	(5,394,488)	175,903,536
Net assets at beginning of period	499,800,527	694,502,626	3,005,320,045	967,256,983	635,156,540
Net assets at end of period	$426,947,358	$629,058,701	$2,788,574,052	$961,862,495	$811,060,076

Beginning units	324,758,221	149,991,971	99,523,763	201,888,838	66,278,137
Units issued	26,246,108	3,776,929	4,162,136	32,284,332	26,080,549
Units redeemed	(92,133,586)	(35,449,193)	(19,918,054)	(62,802,656)	(17,079,962)
Ending units	258,870,743	118,319,707	83,767,845	171,370,514	75,278,724

The accompanying Notes to Financial Statements are an integral part of this statement.

32

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Moderate Allocation Lifestyle Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Growth Fund	VALIC Company I Small Cap Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$21,992,093	$4,355,392	$—	$808,596	$12,819,914
Mortality and expense risk and administrative charges	(9,813,235)	(9,770,296)	(27,450,036)	(4,234,289)	(9,552,526)
Net investment income (loss)	12,178,858	(5,414,904)	(27,450,036)	(3,425,693)	3,267,388
Net realized gain (loss)	24,441,294	73,634,466	112,516,508	(30,019,226)	(14,755,515)
Capital gain distribution from mutual funds	—	174,978,368	—	—	32,768,212
Change in unrealized appreciation (depreciation) of investments	89,878,146	(62,608,022)	482,312,275	71,295,675	92,251,423
Increase (decrease) in net assets from operations	126,498,298	180,589,908	567,378,747	37,850,756	113,531,508

From contract transactions:
Payments received from contract owners	60,827,301	37,941,443	50,272,346	12,040,972	36,318,609
Payments for contract benefits or terminations	(157,547,923)	(137,418,150)	(367,411,551)	(63,665,105)	(146,233,018)
Transfers between sub-accounts (including fixed account), net	(13,823,044)	(458,372)	(66,205,410)	21,607,382	46,235,077
Contract maintenance charges	(454,032)	(117,618)	(401,462)	(89,305)	(231,355)
Adjustments to net assets allocated to contracts in payout period	71,070	(5,402)	88,695	106,362	8,067
Increase (decrease) in net assets from contract transactions	(110,926,628)	(100,058,099)	(383,657,382)	(29,999,694)	(63,902,620)

Increase (decrease) in net assets	15,571,670	80,531,809	183,721,365	7,851,062	49,628,888
Net assets at beginning of period	1,012,797,894	998,260,526	2,874,068,828	437,775,254	1,016,236,506
Net assets at end of period	$1,028,369,564	$1,078,792,335	$3,057,790,193	$445,626,316	$1,065,865,394

Beginning units	205,329,045	182,832,007	142,104,685	70,003,211	97,968,913
Units issued	3,925,564	4,677,070	3,150,361	24,669,982	18,847,693
Units redeemed	(26,058,626)	(21,847,312)	(22,491,779)	(29,502,919)	(27,829,090)
Ending units	183,195,983	165,661,765	122,763,267	65,170,274	88,987,516

For the Year Ended December 31, 2024
From operations:
Dividends	$22,852,483	$3,137,909	$—	$—	$12,371,267
Mortality and expense risk and administrative charges	(10,009,553)	(9,124,604)	(25,721,207)	(4,474,428)	(9,697,454)
Net investment income (loss)	12,842,930	(5,986,695)	(25,721,207)	(4,474,428)	2,673,813
Net realized gain (loss)	13,494,775	66,174,540	20,533,531	(30,723,851)	(42,956,913)
Capital gain distribution from mutual funds	—	35,645,630	—	—	—
Change in unrealized appreciation (depreciation) of investments	69,299,263	106,331,635	730,299,214	81,540,478	146,535,515
Increase (decrease) in net assets from operations	95,636,968	202,165,110	725,111,538	46,342,199	106,252,415

From contract transactions:
Payments received from contract owners	60,027,655	36,889,508	51,099,220	12,506,274	36,497,717
Payments for contract benefits or terminations	(146,297,824)	(110,700,605)	(285,845,294)	(55,651,587)	(131,751,609)
Transfers between sub-accounts (including fixed account), net	(8,899,287)	4,590,465	(21,403,386)	(61,160,783)	5,990,645
Contract maintenance charges	(471,708)	(158,864)	(490,532)	(103,185)	(267,322)
Adjustments to net assets allocated to contracts in payout period	(48,622)	(5,196)	(547,967)	(38,733)	19,163
Increase (decrease) in net assets from contract transactions	(95,689,786)	(69,384,692)	(257,187,959)	(104,448,014)	(89,511,406)

Increase (decrease) in net assets	(52,818)	132,780,418	467,923,579	(58,105,815)	16,741,009
Net assets at beginning of period	1,012,850,712	865,480,108	2,406,145,249	495,881,069	999,495,497
Net assets at end of period	$1,012,797,894	$998,260,526	$2,874,068,828	$437,775,254	$1,016,236,506

Beginning units	225,389,330	196,791,713	155,556,626	86,424,304	105,564,331
Units issued	2,161,792	6,230,343	1,287,490	6,036,010	19,573,273
Units redeemed	(22,222,077)	(20,190,049)	(14,739,431)	(22,457,103)	(27,168,691)
Ending units	205,329,045	182,832,007	142,104,685	70,003,211	97,968,913

The accompanying Notes to Financial Statements are an integral part of this statement.

33

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Special Values Fund	VALIC Company I Small Cap Value Fund	VALIC Company I Stock Index Fund	VALIC Company I Systematic Core Fund	VALIC Company I Systematic Growth Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$2,395,781	$4,722,068	$67,819,640	$4,844,506	$741,921
Mortality and expense risk and administrative charges	(1,603,545)	(2,008,229)	(54,674,293)	(6,434,794)	(7,945,889)
Net investment income (loss)	792,236	2,713,839	13,145,347	(1,590,288)	(7,203,968)
Net realized gain (loss)	(6,988,108)	(5,506,481)	471,560,337	21,556,424	5,319,577
Capital gain distribution from mutual funds	15,872,055	13,456,218	91,474,805	21,452,587	67,661,449
Change in unrealized appreciation (depreciation) of investments	(17,884,916)	8,286,280	328,657,698	57,013,941	66,502,171
Increase (decrease) in net assets from operations	(8,208,733)	18,949,856	904,838,187	98,432,664	132,279,229

From contract transactions:
Payments received from contract owners	3,462,657	6,019,876	160,906,004	13,487,222	26,934,307
Payments for contract benefits or terminations	(20,654,017)	(31,753,914)	(793,719,112)	(90,149,709)	(117,522,030)
Transfers between sub-accounts (including fixed account), net	(7,600,434)	(97,808,549)	(247,044,815)	112,733,263	(40,692,054)
Contract maintenance charges	(21,019)	(56,344)	(1,166,791)	(214,616)	(378,454)
Adjustments to net assets allocated to contracts in payout period	(415)	108,095	(165,128)	7,553	(3,073)
Increase (decrease) in net assets from contract transactions	(24,813,228)	(123,490,836)	(881,189,842)	35,863,713	(131,661,304)

Increase (decrease) in net assets	(33,021,961)	(104,540,980)	23,648,345	134,296,377	617,925
Net assets at beginning of period	199,659,344	305,116,878	6,048,666,227	591,290,044	893,983,441
Net assets at end of period	$166,637,383	$200,575,898	$6,072,314,572	$725,586,421	$894,601,366

Beginning units	61,218,486	47,892,417	255,058,011	58,707,975	154,630,861
Units issued	715,838	5,697,651	11,915,248	14,179,810	2,485,526
Units redeemed	(8,780,458)	(24,566,682)	(51,018,194)	(9,902,538)	(24,400,786)
Ending units	53,153,866	29,023,386	215,955,065	62,985,247	132,715,601

For the Year Ended December 31, 2024
From operations:
Dividends	$3,337,724	$6,777,786	$65,317,838	$5,905,343	$—
Mortality and expense risk and administrative charges	(1,900,656)	(2,910,236)	(54,280,390)	(5,621,130)	(7,811,356)
Net investment income (loss)	1,437,068	3,867,550	11,037,448	284,213	(7,811,356)
Net realized gain (loss)	(2,983,639)	(34,297,808)	255,701,209	13,988,322	20,361,041
Capital gain distribution from mutual funds	5,893,969	7,834,882	324,560,455	5,172,333	89,610,103
Change in unrealized appreciation (depreciation) of investments	6,860,653	49,431,438	626,100,896	95,740,665	134,260,937
Increase (decrease) in net assets from operations	11,208,051	26,836,062	1,217,400,008	115,185,533	236,420,725

From contract transactions:
Payments received from contract owners	4,803,531	9,301,341	164,751,739	9,373,421	31,366,862
Payments for contract benefits or terminations	(23,050,928)	(52,160,556)	(731,762,150)	(70,644,321)	(112,026,100)
Transfers between sub-accounts (including fixed account), net	(3,311,839)	(84,631,115)	26,576,819	(22,286,590)	(9,518,111)
Contract maintenance charges	(26,264)	(97,830)	(1,392,856)	(215,137)	(408,175)
Adjustments to net assets allocated to contracts in payout period	1,529	5,915	224,467	(36,907)	(3,072)
Increase (decrease) in net assets from contract transactions	(21,583,971)	(127,582,245)	(541,601,981)	(83,809,534)	(90,588,596)

Increase (decrease) in net assets	(10,375,920)	(100,746,183)	675,798,027	31,375,999	145,832,129
Net assets at beginning of period	210,035,264	405,863,061	5,372,868,200	559,914,045	748,151,312
Net assets at end of period	$199,659,344	$305,116,878	$6,048,666,227	$591,290,044	$893,983,441

Beginning units	67,963,692	69,110,183	277,961,001	68,462,194	171,538,757
Units issued	1,555,774	14,450,675	7,926,815	429,725	4,967,050
Units redeemed	(8,300,980)	(35,668,441)	(30,829,805)	(10,183,944)	(21,874,946)
Ending units	61,218,486	47,892,417	255,058,011	58,707,975	154,630,861

The accompanying Notes to Financial Statements are an integral part of this statement.

34

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Systematic Value Fund	VALIC Company I U.S. Socially Responsible Fund	Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard LifeStrategy Moderate Growth Fund Investor Shares
For the Year Ended December 31, 2025
From operations:
Dividends	$5,114,501	$8,013,558	$3,566,031	$9,545,112	$9,448,154
Mortality and expense risk and administrative charges	(2,996,789)	(5,331,691)	(1,367,379)	(4,807,831)	(4,124,192)
Net investment income (loss)	2,117,712	2,681,867	2,198,652	4,737,281	5,323,962
Net realized gain (loss)	7,595,380	(60,985,785)	914,087	18,806,060	12,006,204
Capital gain distribution from mutual funds	12,874,027	95,937,918	2,673,282	7,529,240	8,683,452
Change in unrealized appreciation (depreciation) of investments	24,370,637	28,834,932	6,387,224	35,836,871	21,028,819
Increase (decrease) in net assets from operations	46,957,756	66,468,932	12,173,245	66,909,452	47,042,437

From contract transactions:
Payments received from contract owners	7,483,544	22,038,935	7,666,206	26,985,463	25,786,279
Payments for contract benefits or terminations	(43,409,066)	(76,835,352)	(18,284,338)	(45,185,411)	(46,440,319)
Transfers between sub-accounts (including fixed account), net	5,880,195	(106,189,888)	7,409,124	3,313,286	5,824,127
Contract maintenance charges	(220,743)	(226,069)	(35,571)	(79,564)	(104,804)
Adjustments to net assets allocated to contracts in payout period	98	39,188	461	327	182
Increase (decrease) in net assets from contract transactions	(30,265,972)	(161,173,186)	(3,244,118)	(14,965,899)	(14,934,535)

Increase (decrease) in net assets	16,691,784	(94,704,254)	8,929,127	51,943,553	32,107,902
Net assets at beginning of period	298,986,265	623,105,516	109,033,465	377,838,394	327,253,966
Net assets at end of period	$315,678,049	$528,401,262	$117,962,592	$429,781,947	$359,361,868

Beginning units	84,891,614	92,191,489	38,928,980	92,152,595	93,845,689
Units issued	4,364,884	680,609	4,382,267	4,729,421	5,441,115
Units redeemed	(12,148,407)	(24,079,391)	(5,578,335)	(8,173,697)	(9,520,155)
Ending units	77,108,091	68,792,707	37,732,912	88,708,319	89,766,649

For the Year Ended December 31, 2024
From operations:
Dividends	$5,271,481	$9,536,575	$3,364,940	$8,817,058	$8,908,453
Mortality and expense risk and administrative charges	(2,977,531)	(6,316,721)	(1,322,939)	(4,480,039)	(3,971,300)
Net investment income (loss)	2,293,950	3,219,854	2,042,001	4,337,019	4,937,153
Net realized gain (loss)	5,263,504	(48,598,327)	1,610,533	14,902,776	11,125,485
Capital gain distribution from mutual funds	—	52,254,160	4,015,181	13,315,533	13,314,004
Change in unrealized appreciation (depreciation) of investments	36,289,660	102,430,173	(1,195,599)	8,246,109	(1,603,650)
Increase (decrease) in net assets from operations	43,847,114	109,305,860	6,472,116	40,801,437	27,772,992

From contract transactions:
Payments received from contract owners	8,090,584	28,195,473	7,420,480	28,295,495	27,395,376
Payments for contract benefits or terminations	(39,201,849)	(81,115,529)	(19,187,734)	(40,541,442)	(41,927,544)
Transfers between sub-accounts (including fixed account), net	(6,118,395)	(151,994,871)	4,757,322	2,182,033	(797,472)
Contract maintenance charges	(217,545)	(270,382)	(35,953)	(92,006)	(112,066)
Adjustments to net assets allocated to contracts in payout period	84	2,226	450	274	146
Increase (decrease) in net assets from contract transactions	(37,447,121)	(205,183,083)	(7,045,435)	(10,155,646)	(15,441,560)

Increase (decrease) in net assets	6,399,993	(95,877,223)	(573,319)	30,645,791	12,331,432
Net assets at beginning of period	292,586,272	718,982,739	109,606,784	347,192,603	314,922,534
Net assets at end of period	$298,986,265	$623,105,516	$109,033,465	$377,838,394	$327,253,966

Beginning units	96,055,838	124,612,556	41,598,423	94,631,222	98,414,024
Units issued	729,914	785,491	3,618,773	5,143,065	4,628,857
Units redeemed	(11,894,138)	(33,206,558)	(6,288,216)	(7,621,692)	(9,197,192)
Ending units	84,891,614	92,191,489	38,928,980	92,152,595	93,845,689

The accompanying Notes to Financial Statements are an integral part of this statement.

35

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard Long-Term Investment-Grade Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares	Vanguard Wellington Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
For the Year Ended December 31, 2025
From operations:
Dividends	$6,717,251	$4,573,211	$41,867,377	$33,288,793
Mortality and expense risk and administrative charges	(1,609,581)	(1,264,643)	(22,353,092)	(24,611,521)
Reimbursements of expenses	335,850	265,043	—	—
Net investment income (loss)	5,443,520	3,573,611	19,514,285	8,677,272
Net realized gain (loss)	(9,423,889)	(13,771,945)	52,756,756	74,798,093
Capital gain distribution from mutual funds	—	—	163,781,153	190,634,277
Change in unrealized appreciation (depreciation) of investments	12,083,582	14,943,057	31,555,342	53,049,829
Increase (decrease) in net assets from operations	8,103,213	4,744,723	267,607,536	327,159,471

From contract transactions:
Payments received from contract owners	4,985,613	3,415,557	64,189,784	56,044,720
Payments for contract benefits or terminations	(19,994,929)	(15,981,586)	(279,799,556)	(276,695,026)
Transfers between sub-accounts (including fixed account), net	(1,292,157)	804,117	(9,539,692)	(100,356,508)
Contract maintenance charges	(121,895)	(104,865)	(485,897)	(435,163)
Adjustments to net assets allocated to contracts in payout period	—	59	(627,079)	(8,308)
Increase (decrease) in net assets from contract transactions	(16,423,368)	(11,866,718)	(226,262,440)	(321,450,285)

Increase (decrease) in net assets	(8,320,155)	(7,121,995)	41,345,096	5,709,186
Net assets at beginning of period	138,494,847	108,964,754	1,909,347,489	2,125,349,462
Net assets at end of period	$130,174,692	$101,842,759	$1,950,692,585	$2,131,058,648

Beginning units	39,304,957	39,815,766	270,907,475	251,342,916
Units issued	2,117,848	10,374,832	12,312,226	8,784,106
Units redeemed	(7,014,278)	(15,013,983)	(48,279,240)	(48,772,984)
Ending units	34,408,527	35,176,615	234,940,461	211,354,038

For the Year Ended December 31, 2024
From operations:
Dividends	$7,134,737	$4,579,710	$41,132,723	$33,429,701
Mortality and expense risk and administrative charges	(1,779,268)	(1,432,139)	(22,524,520)	(25,624,047)
Reimbursements of expenses	371,299	299,695	—	—
Net investment income (loss)	5,726,768	3,447,266	18,608,203	7,805,654
Net realized gain (loss)	(8,209,658)	(10,208,587)	65,516,312	72,467,837
Capital gain distribution from mutual funds	—	—	148,731,852	171,497,725
Change in unrealized appreciation (depreciation) of investments	(3,069,527)	(2,130,728)	6,906,192	6,049,637
Increase (decrease) in net assets from operations	(5,552,417)	(8,892,049)	239,762,559	257,820,853

From contract transactions:
Payments received from contract owners	6,418,312	3,996,511	67,924,921	62,439,300
Payments for contract benefits or terminations	(20,346,501)	(15,931,166)	(254,112,571)	(254,037,548)
Transfers between sub-accounts (including fixed account), net	741,199	(408,713)	(1,182,033)	49,440,118
Contract maintenance charges	(123,514)	(104,428)	(528,135)	(476,424)
Adjustments to net assets allocated to contracts in payout period	—	172	(1,431,782)	(18,929)
Increase (decrease) in net assets from contract transactions	(13,310,504)	(12,447,624)	(189,329,600)	(142,653,483)

Increase (decrease) in net assets	(18,862,921)	(21,339,673)	50,432,959	115,167,370
Net assets at beginning of period	157,357,768	130,304,427	1,858,914,530	2,010,182,092
Net assets at end of period	$138,494,847	$108,964,754	$1,909,347,489	$2,125,349,462

Beginning units	43,076,658	43,993,636	296,214,934	266,693,325
Units issued	2,130,319	2,333,773	18,573,118	6,605,836
Units redeemed	(5,902,020)	(6,511,643)	(43,880,577)	(21,956,245)
Ending units	39,304,957	39,815,766	270,907,475	251,342,916

The accompanying Notes to Financial Statements are an integral part of this statement.

36

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    Organization
The Variable Annuity Life Insurance Company Separate Account A (the “Separate Account”) is a segregated investment account established by The Variable Annuity Life Insurance Company (”VALIC”) to receive and invest premium payments from variable annuity contracts issued by VALIC. VALIC is a wholly owned subsidiary of American General Life Insurance Company (“AGL”), which is wholly owned by AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
The Separate Account includes the following variable annuity products:

Equity Director	Polaris Platinum Elite
Group Variable Annuity Deferred Contracts (GTS-VA)	Portfolio Director
Group Unit Purchase (GUP)	Portfolio Director Freedom Advisor
IMPACT	Portfolio Director Plus
Independence Plus	Potentia
Polaris Choice Elite
The Separate Account contracts are sold primarily through VALIC’s captive sales force. The distributor of the Separate Account is Corebridge Capital Services, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2025 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended.

American Beacon Funds (American Beacon)
American Beacon Man Large Cap Growth Fund - Investor Class

Ariel Investment Trust (Ariel)
Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Growth and Income Portfolio Class VC

PIMCO Variable Insurance Trust (PIMCO)
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class(c)
PIMCO Total Return Portfolio Advisor Class

37

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)
SST SA Allocation Aggressive Portfolio Class 3(d)	SST SA Allocation Moderately Aggressive Portfolio Class 3(e)
SST SA Allocation Balanced Portfolio Class 3	SST SA American Century Inflation Managed Portfolio Class 3(f)
SST SA Allocation Moderate Portfolio Class 3	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3(g)

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3(l)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3(m)	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(c)	SAST SA MFS Large Cap Growth Portfolio Class 3(o)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1(c)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3(p)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Putnam International Value Portfolio Class 3(q)
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3(r)
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3(n)	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
SAST SA International Index Portfolio Class 3

T. Rowe Price Retirement Funds, Inc. (T. Rowe Price)
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2045 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2060 Advisor Class

VALIC Company I(b)
VALIC Company I Aggressive Allocation Lifestyle Fund(h)	VALIC Company I International Socially Responsible Fund
VALIC Company I Asset Allocation Fund	VALIC Company I International Value Fund
VALIC Company I Capital Appreciation Fund	VALIC Company I Large Cap Core Fund (j)
VALIC Company I Conservative Allocation Lifestyle Fund(i)	VALIC Company I Mid Cap Index Fund
VALIC Company I Core Bond Fund	VALIC Company I Mid Cap Strategic Growth Fund
VALIC Company I Dividend Value Fund	VALIC Company I Mid Cap Value Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Moderate Allocation Lifestyle Fund(k)
VALIC Company I Emerging Economies Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Real Estate Fund	VALIC Company I Science & Technology Fund
VALIC Company I Global Strategy Fund	VALIC Company I Small Cap Growth Fund

38

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(b)
VALIC Company I Government Securities Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Growth Fund	VALIC Company I Small Cap Special Values Fund
VALIC Company I High Yield Bond Fund	VALIC Company I Small Cap Value Fund
VALIC Company I Inflation Protected Fund	VALIC Company I Stock Index Fund
VALIC Company I International Equities Index Fund	VALIC Company I Systematic Core Fund
VALIC Company I International Government Bond Fund	VALIC Company I Systematic Growth Fund
VALIC Company I International Growth Fund	VALIC Company I Systematic Value Fund
VALIC Company I International Opportunities Fund	VALIC Company I U.S. Socially Responsible Fund

The Vanguard Group, Inc. (Vanguard)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
Vanguard Long-Term Investment-Grade Fund Investor Shares
(a)	These are affiliated investment companies. SunAmerica Asset Management, LLC., an affiliate of VALIC, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)
VALIC Company I is an affiliated investment company. VALIC serves as the investment advisor to VALIC Company I and as the administrator to each series of VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I.

(c)	Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2025.
(d)	Formerly SST SA Allocation Growth Portfolio.
(e)	Formerly SST SA Allocation Moderate Growth Portfolio.
(f)	Formerly SST SA American Century Inflation Protection Portfolio.
(g)	Formerly SST SA Putnam Asset Allocation Diversified Growth Portfolio.
(h)	Formerly VALIC Company I Aggressive Growth Lifestyle Fund.
(i)	Formerly VALIC Company I Conservative Growth Lifestyle Fund.
(j)	Formerly VALIC Company I Large Capital Growth Fund.
(k)	Formerly VALIC Company I Moderate Growth Lifestyle Fund.
(l)
As shown in the Statements of Operations and Changes in Net Assets, the SAST SA BlackRock VCP Global Multi Asset Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA VCP Dynamic Allocation Portfolio.

(m)	Formerly SAST SA JPMorgan Global Equities Portfolio.
(n)	Formerly SAST SA Wellington Government and Quality Bond Portfolio.
(o)	Formerly SAST SA MFS Blue Chip Growth Portfolio.
(p)
As shown in the Statements of Operations and Changes in Net Assets, the SAST SA PIMCO VCP Tactical Balanced Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA VCP Dynamic Allocation Portfolio.

(q)	Formerly SAST SA Putnam International Growth and Income Portfolio.
(r)	Formerly SAST SA T. Rowe Price Asset Allocation Growth Portfolio.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of VALIC. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from VALIC’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business VALIC may conduct.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

39

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.
Participants are able to elect assumed interest rates between 3.00 and 6.00 percent in determining annuity payments for all contracts.
At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of VALIC, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. VALIC will periodically review changes in the tax law. VALIC retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
•Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
• Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

40

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2025 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2025, and respective hierarchy levels.
4. Expenses
Expense charges are applied against the current value of the Separate Account and are paid to VALIC as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to VALIC. The mortality risk charge represents compensation to VALIC for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to VALIC for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.
The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products	Separate Account Annual Charges
Equity Director	1.85% - 2.10%
GTS-VA	0.85% on the first $10 million
0.425% on the next $90 million
0.21% on the excess over $100 million
GUP	1.00%
IMPACT	1.00%
Independence Plus	1.00%
Polaris Choice Elite	1.65% - 1.90%
Polaris Platinum Elite	1.30% - 1.55% prior to May 1, 2017
Polaris Platinum Elite	1.15% - 1.55% on or after May 1, 2017
Portfolio Director	0.20% - 1.25%
Portfolio Director Freedom Advisor	0.60%
Portfolio Director Plus	0.00%
Potentia	1.45%
Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products	Expense Limitations
GTS-VA	0.6966% on the first $25,434,267
0.50% on the next $74,565,733
0.25% on the excess over $100 million
GUP	1.4157% on the first $359,065,787
1.36% on the next $40,934,213
1.32% on the excess over $400 million
Platform Charges:In order to make certain underlying Funds available as investment options for the contract, VALIC may assess an additional charge of 0.25 percent related to those Funds that do not pay VALIC for administrative, recordkeeping and shareholder services. These charges are included as part of the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

41

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by VALIC on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by VALIC related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
A contract maintenance charge of $3.75 is assessed on each contract (except those relating to Potentia, Portfolio Director Freedom Advisor, Portfolio Director Plus, and series 2-8 and 10-12 of Portfolio Director, GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge, which may be waived if the Polaris Platinum Elite contract value is $75,000 or more) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to VALIC. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, VALIC currently reimburses or credits certain sub-accounts a portion of VALIC’s mortality and expense risk charges. Such crediting arrangements are voluntary and may be changed by VALIC at any time. The reimbursements are included on the reimbursements of expenses line of the Statements of Operations and Changes in Net Assets.
The expense reimbursements are credited at the annual rate of 0.25 percent.
Sales and Administrative Charge: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: The charges for the GMWB riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

Annualized GMWB Charge for Contracts Issued:
GMWB Rider	Products	Before October 9, 2017	On or After October 9, 2017
Polaris Income Builder	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons
Polaris Income Plus	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.50% for one covered person 0.60% to 2.50% for two covered persons
Polaris Income Plus Daily	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.50% for one covered person 0.60% to 2.50% for two covered persons
IncomeLock (1)	Portfolio Director Equity Director	0.65% to 1.15% for one covered person Not available for two covered persons	Not applicable
IncomeLock Plus (2)	Portfolio Director Equity Director	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	Not applicable

(1) IncomeLock was not available to contracts issued after July 2, 2012.
(2) IncomeLock Plus was not available to contracts issued after January 2, 2017.

42

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    Purchases and Sales of Investments
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Beacon Man Large Cap Growth Fund Investor Class	$10,387,311	$17,945,166
Ariel Appreciation Fund Investor Class	27,923,986	35,775,197
Ariel Fund Investor Class	41,583,049	53,833,802
FTVIP Franklin Allocation VIP Fund Class 2	720,209	32,186
FTVIP Franklin Income VIP Fund Class 2	452,997	842,859
Goldman Sachs VIT Government Money Market Fund Institutional Shares	290,555,817	306,211,776
Goldman Sachs VIT Government Money Market Fund Service Shares	8,702,619	8,152,237
Invesco V.I. American Franchise Fund Series II	233,744	302,614
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	20,846,940	14,857,552
Invesco V.I. Comstock Fund Series II	201,591	322,855
Invesco V.I. Growth and Income Fund Series II	122,209	239,943
Lord Abbett Growth and Income Portfolio Class VC	51,110	201,336
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,709	3,710
PIMCO Total Return Portfolio Advisor Class	801,995	1,383,702
SST SA Allocation Aggressive Portfolio Class 3	735,409	1,269,891
SST SA Allocation Balanced Portfolio Class 3	135,032	261,083
SST SA Allocation Moderate Portfolio Class 3	417,352	1,854,237
SST SA Allocation Moderately Aggressive Portfolio Class 3	440,828	997,321
SST SA American Century Inflation Managed Portfolio Class 3	742,388	813,712
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	435,757	583,909
SAST SA AB Growth Portfolio Class 3	1,322,133	1,388,130
SAST SA AB Small & Mid Cap Value Portfolio Class 3	393,192	465,633
SAST SA American Funds Asset Allocation Portfolio Class 3	5,468,884	13,562,285
SAST SA American Funds Global Growth Portfolio Class 3	350,601	1,005,657
SAST SA American Funds Growth Portfolio Class 3	3,961,935	3,772,168
SAST SA American Funds Growth-Income Portfolio Class 3	738,359	2,732,450
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	6,686,681	13,556,848
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	81,470	80,084
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	1,039,568	32,281,549
SAST SA Emerging Markets Equity Index Portfolio Class 3	2,908	48,660
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	707,159	972,852
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	108,815	100,948
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	26,183	18,838
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	96,848	46,771
SAST SA Fixed Income Index Portfolio Class 3	763,840	784,119
SAST SA Fixed Income Intermediate Index Portfolio Class 3	221,463	244,536
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	249,729	611,980
SAST SA Franklin Small Company Value Portfolio Class 3	257,865	173,207
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,184	913
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	395,618	1,120,660
SAST SA Franklin Tactical Opportunities Portfolio Class 3	53,130	375,045
SAST SA Global Index Allocation 60/40 Portfolio Class 3	205,297	271,857
SAST SA Global Index Allocation 75/25 Portfolio Class 3	162,532	213,510
SAST SA Global Index Allocation 90/10 Portfolio Class 3	700,057	1,784,060
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	550,422	763,916
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	650,057	376,146
SAST SA Index Allocation 60/40 Portfolio Class 3	1,252,789	1,602,149
SAST SA Index Allocation 80/20 Portfolio Class 3	1,552,191	3,385,622
SAST SA Index Allocation 90/10 Portfolio Class 3	3,732,249	7,930,593
SAST SA International Index Portfolio Class 3	21,108	155,662
SAST SA Invesco Growth Opportunities Portfolio Class 3	164,324	283,052
SAST SA Janus Focused Growth Portfolio Class 3	426,150	351,924

43

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	$233,267	$782,963
SAST SA JPMorgan Emerging Markets Portfolio Class 3	20,353	226,942
SAST SA JPMorgan Equity-Income Portfolio Class 3	413,190	231,548
SAST SA JPMorgan Large Cap Core Portfolio Class 3	234,428	195,816
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	811,431	916,802
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	519,407	697,840
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	275,591	497,655
SAST SA Large Cap Growth Index Portfolio Class 3	256,697	245,667
SAST SA Large Cap Index Portfolio Class 3	474,993	823,587
SAST SA Large Cap Value Index Portfolio Class 3	288,127	140,506
SAST SA MFS Large Cap Growth Portfolio Class 3	650,433	617,980
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	436,110	251,640
SAST SA MFS Total Return Portfolio Class 3	159,687	535,651
SAST SA Mid Cap Index Portfolio Class 3	284,074	353,281
SAST SA Morgan Stanley International Equities Portfolio Class 3	127,755	201,014
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	283,266	465,628
SAST SA PIMCO RAE International Value Portfolio Class 3	41,072	214,569
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,098,371	28,811,793
SAST SA PineBridge High-Yield Bond Portfolio Class 3	143,781	310,795
SAST SA Putnam International Value Portfolio Class 3	64,008	70,704
SAST SA Schroders VCP Global Allocation Portfolio Class 3	510,353	3,482,762
SAST SA Small Cap Index Portfolio Class 3	125,535	311,315
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	417,009	541,937
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	4,956,709	8,593,200
SAST SA VCP Dynamic Allocation Portfolio Class 3	70,173,679	23,531,267
SAST SA VCP Dynamic Strategy Portfolio Class 3	7,917,607	13,038,642
SAST SA VCP Index Allocation Portfolio Class 3	4,767,678	5,482,812
SAST SA Wellington Capital Appreciation Portfolio Class 3	731,135	2,163,939
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	96,071	316,913
T Rowe Price Retirement 2015 Advisor Class	34,865,044	36,878,256
T Rowe Price Retirement 2020 Advisor Class	34,007,309	38,428,908
T Rowe Price Retirement 2025 Advisor Class	34,128,643	39,795,323
T Rowe Price Retirement 2030 Advisor Class	26,721,790	25,083,058
T Rowe Price Retirement 2035 Advisor Class	18,639,055	12,099,863
T Rowe Price Retirement 2040 Advisor Class	17,922,470	14,748,754
T Rowe Price Retirement 2045 Advisor Class	16,980,428	14,160,559
T Rowe Price Retirement 2050 Advisor Class	12,921,717	10,651,774
T Rowe Price Retirement 2055 Advisor Class	9,920,862	5,995,858
T Rowe Price Retirement 2060 Advisor Class	10,848,864	4,653,734
VALIC Company I Aggressive Allocation Lifestyle Fund	27,465,872	80,357,402
VALIC Company I Asset Allocation Fund	13,233,592	21,740,173
VALIC Company I Capital Appreciation Fund	115,142,498	42,828,388
VALIC Company I Conservative Allocation Lifestyle Fund	16,448,826	41,846,986
VALIC Company I Core Bond Fund	412,313,768	447,945,111
VALIC Company I Dividend Value Fund	205,356,563	377,658,126
VALIC Company I Dynamic Allocation Fund	20,434,741	39,849,630
VALIC Company I Emerging Economies Fund	143,813,192	208,763,192
VALIC Company I Global Real Estate Fund	51,403,851	166,799,514
VALIC Company I Global Strategy Fund	17,761,669	29,886,532
VALIC Company I Government Securities Fund	61,381,106	39,332,289
VALIC Company I Growth Fund	256,178,502	385,666,261
VALIC Company I High Yield Bond Fund	122,674,641	151,389,230
VALIC Company I Inflation Protected Fund	171,190,414	202,228,223
VALIC Company I International Equities Index Fund	659,124,986	681,168,559
VALIC Company I International Government Bond Fund	86,419,455	80,194,465
VALIC Company I International Growth Fund	23,711,562	84,393,273

44

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
VALIC Company I International Opportunities Fund	$59,101,992	$137,601,053
VALIC Company I International Socially Responsible Fund	106,225,195	95,302,418
VALIC Company I International Value Fund	83,081,877	187,249,280
VALIC Company I Large Cap Core Fund	135,168,083	99,737,129
VALIC Company I Mid Cap Index Fund	458,419,245	532,724,384
VALIC Company I Mid Cap Strategic Growth Fund	302,448,919	215,173,970
VALIC Company I Mid Cap Value Fund	151,286,417	300,562,629
VALIC Company I Moderate Allocation Lifestyle Fund	37,178,979	135,928,792
VALIC Company I Nasdaq-100 Index Fund	205,378,921	135,907,036
VALIC Company I Science & Technology Fund	25,840,146	437,580,220
VALIC Company I Small Cap Growth Fund	163,270,060	196,689,274
VALIC Company I Small Cap Index Fund	212,087,254	239,897,126
VALIC Company I Small Cap Special Values Fund	20,402,209	28,545,539
VALIC Company I Small Cap Value Fund	53,447,945	160,773,828
VALIC Company I Stock Index Fund	311,153,293	1,086,626,042
VALIC Company I Systematic Core Fund	144,498,075	88,762,591
VALIC Company I Systematic Growth Fund	80,031,715	151,263,733
VALIC Company I Systematic Value Fund	29,313,504	44,588,833
VALIC Company I U.S. Socially Responsible Fund	107,619,539	170,168,936
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	18,502,047	16,874,294
Vanguard LifeStrategy Growth Fund Investor Shares	36,232,017	38,931,545
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	37,168,930	38,096,130
Vanguard Long-Term Investment-Grade Fund Investor Shares	12,543,108	23,524,484
Vanguard Long-Term Treasury Fund Investor Shares	20,824,768	29,117,599
Vanguard Wellington Fund Investor Shares	242,911,216	285,338,859
Vanguard Windsor II Fund Investor Shares	247,061,692	369,133,440

45

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2025, follows:

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund Investor Class	32,282,333	1.74	2.42	84,330,262	0.00	0.20	1.85	13.74	15.63
Ariel Appreciation Fund Investor Class	36,914,758	1.25	2.67	210,557,536	0.03	0.20	1.85	9.07	10.89
Ariel Fund Investor Class	49,836,585	1.40	3.09	331,077,038	0.13	0.20	1.85	12.06	13.92
FTVIP Franklin Allocation VIP Fund Class 2	80,858	20.09	21.56	1,641,505	1.57	1.15	1.55	10.87	11.31
FTVIP Franklin Income VIP Fund Class 2	251,400	21.00	22.97	5,637,801	5.13	1.15	1.65	10.72	11.27
Goldman Sachs VIT Government Money Market Fund Institutional Shares	367,257,860	0.92	1.15	794,323,701	4.47	0.20	1.85	2.29	4.00
Goldman Sachs VIT Government Money Market Fund Service Shares	430,220	10.39	10.80	4,587,674	4.48	1.15	1.55	2.35	2.76
Invesco V.I. American Franchise Fund Series II	25,176	61.35	66.28	1,655,816	0.00	1.15	1.55	9.67	10.11
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	153,919,963	0.86	1.05	149,428,470	8.95	0.40	1.85	16.76	18.46
Invesco V.I. Comstock Fund Series II	36,454	34.37	39.63	1,371,860	1.39	1.15	1.90	14.94	15.80
Invesco V.I. Growth and Income Fund Series II	36,090	31.54	36.41	1,242,314	1.15	1.15	1.90	13.13	13.98
Lord Abbett Growth and Income Portfolio Class VC	13,584	31.08	33.66	445,437	0.48	1.15	1.55	15.48	15.95
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,497	11.34	11.45	17,135	6.34	1.15	1.30	13.38	13.55
PIMCO Total Return Portfolio Advisor Class	528,079	9.81	10.09	5,314,953	4.09	1.15	1.55	7.11	7.54
SST SA Allocation Aggressive Portfolio Class 3	260,603	29.53	31.98	8,207,674	1.75	1.15	1.55	14.06	14.51
SST SA Allocation Balanced Portfolio Class 3	160,878	20.53	22.19	3,466,277	2.44	1.15	1.55	9.25	9.69
SST SA Allocation Moderate Portfolio Class 3	272,930	23.50	25.44	6,683,566	1.96	1.15	1.55	10.79	11.23
SST SA Allocation Moderately Aggressive Portfolio Class 3	247,384	24.74	27.35	6,529,242	1.94	1.15	1.65	12.27	12.83
SST SA American Century Inflation Managed Portfolio Class 3	449,081	10.95	12.54	5,505,247	3.60	1.15	1.90	4.21	4.99
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	135,488	21.93	22.76	3,072,671	1.25	1.15	1.55	15.76	16.23
SAST SA AB Growth Portfolio Class 3	83,327	66.46	77.03	6,284,065	0.00	1.15	1.90	10.67	11.50
SAST SA AB Small & Mid Cap Value Portfolio Class 3	57,788	30.50	35.18	1,968,415	0.50	1.15	1.90	0.39	1.15
SAST SA American Funds Asset Allocation Portfolio Class 3	2,104,041	29.97	32.98	67,853,956	1.80	1.15	1.65	13.68	14.25
SAST SA American Funds Global Growth Portfolio Class 3	73,807	40.04	46.23	3,259,070	1.20	1.15	1.90	19.06	19.96
SAST SA American Funds Growth Portfolio Class 3	275,282	64.80	74.69	19,697,143	0.08	1.15	1.90	17.65	18.54
SAST SA American Funds Growth-Income Portfolio Class 3	150,429	44.95	49.47	7,114,499	0.89	1.15	1.65	15.75	16.33
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,433,875	21.25	22.70	76,938,650	1.24	1.15	1.65	9.02	9.57
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	137,432	13.52	13.81	1,895,842	1.65	1.15	1.55	12.25	12.70
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	—	12.25	12.83	—	2.16	1.15	1.65	-2.29	-2.13
SAST SA Emerging Markets Equity Index Portfolio Class 3	13,049	12.31	12.70	164,784	1.43	1.15	1.55	30.61	31.13
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	318,974	17.43	20.13	6,256,802	3.28	1.15	1.90	4.77	5.56
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	10,337	29.51	32.07	327,048	0.92	1.15	1.55	20.00	20.48
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	9,684	16.31	16.75	159,993	0.72	1.15	1.55	16.19	16.65
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	25,206	16.50	17.83	439,004	2.14	1.15	1.55	-0.31	0.09
SAST SA Fixed Income Index Portfolio Class 3	435,029	9.91	10.25	4,433,546	2.91	1.15	1.55	4.42	4.84
SAST SA Fixed Income Intermediate Index Portfolio Class 3	162,894	10.22	10.56	1,714,042	2.63	1.15	1.55	4.41	4.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	30,877	33.15	38.23	1,133,714	1.46	1.15	1.90	14.63	15.50
SAST SA Franklin Small Company Value Portfolio Class 3	27,614	27.32	31.49	847,648	0.89	1.15	1.90	4.15	4.93
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	622	22.20	22.40	13,834	0.28	1.15	1.30	16.49	16.67
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	77,597	48.13	55.38	4,152,739	0.97	1.15	1.90	14.49	15.35
SAST SA Franklin Tactical Opportunities Portfolio Class 3	41,659	16.18	16.73	690,706	1.14	1.15	1.55	13.37	13.82
SAST SA Global Index Allocation 60/40 Portfolio Class 3	170,930	14.67	15.13	2,575,471	1.69	1.15	1.55	13.56	14.01
SAST SA Global Index Allocation 75/25 Portfolio Class 3	174,586	15.78	16.27	2,814,119	1.51	1.15	1.55	15.92	16.38
SAST SA Global Index Allocation 90/10 Portfolio Class 3	532,980	16.87	17.39	9,221,602	1.40	1.15	1.55	18.19	18.67
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	331,863	10.90	12.57	4,038,971	3.76	1.15	1.90	4.31	5.09
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	261,018	16.56	17.11	4,429,574	2.51	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60/40 Portfolio Class 3	548,338	17.53	18.17	9,903,560	1.53	1.15	1.55	11.39	11.84
SAST SA Index Allocation 80/20 Portfolio Class 3	672,040	20.43	21.18	14,109,801	1.31	1.15	1.55	13.73	14.19
SAST SA Index Allocation 90/10 Portfolio Class 3	2,288,682	21.96	22.76	51,796,217	1.19	1.15	1.55	15.39	15.85
SAST SA International Index Portfolio Class 3	27,663	15.05	15.56	425,864	1.90	1.15	1.55	28.59	29.11
SAST SA Invesco Growth Opportunities Portfolio Class 3	21,959	34.59	37.36	794,397	0.00	1.15	1.55	4.29	4.71
SAST SA Janus Focused Growth Portfolio Class 3	23,516	53.77	62.22	1,421,846	0.00	1.15	1.90	15.82	16.69
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	97,502	26.12	28.14	2,696,830	1.80	1.15	1.55	10.92	11.36
SAST SA JPMorgan Emerging Markets Portfolio Class 3	30,097	15.51	17.95	513,847	2.32	1.15	1.90	33.45	34.45
SAST SA JPMorgan Equity-Income Portfolio Class 3	42,971	33.42	38.71	1,585,590	1.95	1.15	1.90	12.16	13.00
SAST SA JPMorgan Large Cap Core Portfolio Class 3	26,070	40.08	46.34	1,151,066	0.17	1.15	1.90	12.01	12.85
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	412,359	13.41	15.54	6,170,767	3.68	1.15	1.90	4.97	5.76
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	56,369	50.84	55.92	3,069,052	0.00	1.15	1.65	6.09	6.62
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	223,952	8.85	9.56	2,105,989	4.57	1.15	1.55	2.79	3.20
SAST SA Large Cap Growth Index Portfolio Class 3	43,348	28.93	29.83	1,283,743	0.09	1.15	1.55	19.64	20.12
SAST SA Large Cap Index Portfolio Class 3	116,960	25.85	26.72	3,072,943	0.88	1.15	1.55	15.47	15.93
SAST SA Large Cap Value Index Portfolio Class 3	41,119	19.70	20.32	833,137	1.49	1.15	1.55	10.84	11.28

46

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Large Cap Growth Portfolio Class 3	37,534	55.84	64.92	2,342,632	0.00	1.15	1.90	14.20	15.06
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	25,857	42.41	49.08	1,196,133	0.58	1.15	1.90	11.39	12.23
SAST SA MFS Total Return Portfolio Class 3	38,545	24.18	26.12	985,255	1.93	1.15	1.55	8.98	9.42
SAST SA Mid Cap Index Portfolio Class 3	75,894	17.19	17.77	1,336,348	0.90	1.15	1.55	5.11	5.54
SAST SA Morgan Stanley International Equities Portfolio Class 3	47,121	14.67	16.97	759,845	1.53	1.15	1.90	18.71	19.60
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	197,388	9.86	11.36	2,188,478	5.20	1.15	1.90	6.67	7.48
SAST SA PIMCO RAE International Value Portfolio Class 3	33,381	14.48	16.70	525,614	3.42	1.15	1.90	33.35	34.36
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	—	14.30	15.18	—	1.52	1.15	1.65	-3.60	-3.45
SAST SA PineBridge High-Yield Bond Portfolio Class 3	67,044	19.74	22.96	1,478,070	5.77	1.15	1.90	6.12	6.92
SAST SA Putnam International Value Portfolio Class 3	8,255	16.97	18.34	145,712	2.31	1.15	1.55	32.88	33.41
SAST SA Schroders VCP Global Allocation Portfolio Class 3	969,868	15.27	15.89	15,258,181	1.80	1.15	1.55	10.59	11.03
SAST SA Small Cap Index Portfolio Class 3	61,748	15.14	15.65	957,530	0.62	1.15	1.55	10.31	10.76
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	248,706	18.49	19.10	4,726,654	0.99	1.15	1.55	13.62	14.07
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,197,353	18.60	19.55	42,552,128	1.94	1.15	1.65	14.08	14.65
SAST SA VCP Dynamic Allocation Portfolio Class 3	6,362,856	19.57	21.73	136,294,935	2.42	1.15	1.90	9.03	9.85
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,011,168	18.85	20.86	82,372,011	2.33	1.15	1.90	8.80	9.62
SAST SA VCP Index Allocation Portfolio Class 3	2,298,794	15.99	16.53	37,753,164	1.88	1.15	1.55	10.10	10.54
SAST SA Wellington Capital Appreciation Portfolio Class 3	118,829	79.89	92.78	10,743,055	0.00	1.15	1.90	12.11	12.96
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	116,116	16.96	17.60	2,027,316	1.53	1.15	1.55	12.33	12.78
T Rowe Price Retirement 2015 Advisor Class	7,659,372	1.33	1.72	13,175,617	2.55	0.20	1.00	10.72	11.61
T Rowe Price Retirement 2020 Advisor Class	14,095,735	1.34	1.81	25,546,405	2.50	0.20	1.00	11.12	12.01
T Rowe Price Retirement 2025 Advisor Class	33,242,681	1.36	1.92	63,977,495	2.43	0.20	1.00	11.59	12.48
T Rowe Price Retirement 2030 Advisor Class	50,474,401	1.40	2.06	104,116,460	2.13	0.20	1.00	12.96	13.87
T Rowe Price Retirement 2035 Advisor Class	49,712,687	1.46	2.21	109,769,569	1.75	0.20	1.00	14.69	15.61
T Rowe Price Retirement 2040 Advisor Class	45,700,369	1.50	2.33	106,952,278	1.43	0.20	1.00	15.99	16.92
T Rowe Price Retirement 2045 Advisor Class	37,294,494	1.53	2.43	90,681,261	1.19	0.20	1.00	17.05	17.99
T Rowe Price Retirement 2050 Advisor Class	32,209,780	1.54	2.45	78,758,047	1.10	0.20	1.00	17.35	18.29
T Rowe Price Retirement 2055 Advisor Class	20,228,024	1.55	2.44	49,380,707	1.17	0.20	1.00	17.52	18.46
T Rowe Price Retirement 2060 Advisor Class	18,736,232	1.55	2.44	45,935,525	1.15	0.20	1.00	17.45	18.39
VALIC Company I Aggressive Allocation Lifestyle Fund	121,655,880	1.50	2.77	751,615,362	1.61	0.20	1.85	14.80	16.71
VALIC Company I Asset Allocation Fund	10,639,467	1.45	2.22	147,834,559	1.49	0.20	1.85	9.46	11.28
VALIC Company I Capital Appreciation Fund	52,802,586	5.86	5.99	349,770,583	0.00	0.40	1.85	12.10	13.74
VALIC Company I Conservative Allocation Lifestyle Fund	67,207,463	1.78	2.41	282,473,427	2.69	0.40	1.85	9.75	11.35
VALIC Company I Core Bond Fund	803,713,024	1.16	1.24	1,830,635,624	4.01	0.00	1.85	5.67	7.64
VALIC Company I Dividend Value Fund	95,285,541	1.43	3.50	632,808,707	2.19	0.20	1.85	16.04	17.97
VALIC Company I Dynamic Allocation Fund	55,168,846	1.37	1.89	115,415,671	2.22	0.20	1.85	9.29	11.11
VALIC Company I Emerging Economies Fund	556,294,639	1.33	1.56	841,026,502	3.34	0.20	1.85	27.72	29.85
VALIC Company I Global Real Estate Fund	162,887,203	1.49	1.85	276,295,493	2.01	0.40	1.85	5.72	7.27
VALIC Company I Global Strategy Fund	81,179,347	1.51	1.80	236,336,506	3.67	0.20	1.85	18.52	20.49
VALIC Company I Government Securities Fund	40,632,097	1.01	1.11	149,450,730	2.68	0.20	1.85	4.70	6.44
VALIC Company I Growth Fund	269,212,986	2.03	5.55	1,836,110,216	0.05	0.20	1.85	12.47	14.34
VALIC Company I High Yield Bond Fund	82,879,022	1.30	1.71	325,702,920	6.66	0.20	1.85	7.36	9.15
VALIC Company I Inflation Protected Fund	247,491,917	1.11	1.28	377,104,424	1.72	0.00	1.85	4.05	6.00
VALIC Company I International Equities Index Fund	485,746,869	1.55	1.82	1,725,857,491	3.11	0.20	1.85	28.42	30.55
VALIC Company I International Government Bond Fund	22,361,343	0.94	1.14	70,855,969	0.00	0.20	1.85	7.15	8.94
VALIC Company I International Growth Fund	64,534,926	1.39	2.12	352,018,521	0.00	0.20	1.85	13.95	15.84
VALIC Company I International Opportunities Fund	93,304,255	1.78	1.83	370,081,100	2.69	0.40	1.85	25.13	26.95
VALIC Company I International Socially Responsible Fund	45,813,990	1.52	2.76	533,903,747	2.61	0.20	1.85	24.99	27.07
VALIC Company I International Value Fund	182,788,967	1.76	1.79	418,265,766	4.17	0.00	1.85	37.41	39.97
VALIC Company I Large Cap Core Fund	101,584,597	1.50	4.45	589,575,209	0.27	0.20	1.85	7.80	9.59
VALIC Company I Mid Cap Index Fund	68,302,018	1.32	3.31	2,534,592,439	1.29	0.20	1.85	4.99	6.74
VALIC Company I Mid Cap Strategic Growth Fund	187,530,231	1.56	3.83	1,181,197,525	0.09	0.20	1.85	9.30	11.12
VALIC Company I Mid Cap Value Fund	56,246,913	2.97	3.49	632,860,638	0.81	0.40	1.85	5.27	6.80
VALIC Company I Moderate Allocation Lifestyle Fund	183,195,983	1.40	2.36	1,028,369,564	2.15	0.20	1.85	12.30	14.17
VALIC Company I Nasdaq-100 Index Fund	165,661,765	9.30	11.39	1,078,792,335	0.42	0.40	1.85	18.22	19.94
VALIC Company I Science & Technology Fund	122,763,267	2.31	7.95	3,057,790,193	0.00	0.20	1.85	20.32	22.32
VALIC Company I Small Cap Growth Fund	65,170,274	1.29	3.47	445,626,316	0.18	0.20	1.85	7.20	8.98
VALIC Company I Small Cap Index Fund	88,987,516	1.35	2.83	1,065,865,394	1.23	0.20	1.85	10.17	12.00
VALIC Company I Small Cap Special Values Fund	53,153,866	2.63	3.05	166,637,383	1.31	0.40	1.85	-4.81	-3.42
VALIC Company I Small Cap Value Fund	29,023,386	2.52	3.14	200,575,898	1.87	0.40	1.85	10.10	11.71
VALIC Company I Stock Index Fund	215,955,065	1.72	5.20	6,072,314,572	1.12	0.20	1.85	15.39	17.31
VALIC Company I Systematic Core Fund	62,985,247	1.64	4.56	725,586,421	0.74	0.20	1.85	12.66	14.54
VALIC Company I Systematic Growth Fund	132,715,601	4.10	6.20	894,601,366	0.08	0.00	1.85	15.51	17.66
VALIC Company I Systematic Value Fund	77,108,091	1.46	3.39	315,678,049	1.66	0.20	1.85	15.26	17.18
VALIC Company I U.S. Socially Responsible Fund	68,792,707	3.30	4.84	528,401,262	1.39	0.00	1.85	12.63	14.73
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	37,732,912	1.71	2.15	117,962,592	3.14	0.65	2.10	10.51	12.13
Vanguard LifeStrategy Growth Fund Investor Shares	88,708,319	2.72	3.00	429,781,947	2.36	0.65	2.10	17.15	18.86

47

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	89,766,649	2.18	2.59	359,361,868	2.75	0.65	2.10	13.83	15.49
Vanguard Long-Term Investment-Grade Fund Investor Shares	34,408,527	1.11	1.40	130,174,692	5.00	0.20	1.85	5.22	6.97
Vanguard Long-Term Treasury Fund Investor Shares	35,176,615	0.99	1.08	101,842,759	4.34	0.20	1.85	3.60	5.33
Vanguard Wellington Fund Investor Shares	234,940,461	2.53	2.91	1,950,692,585	2.17	0.00	2.10	14.07	16.48
Vanguard Windsor II Fund Investor Shares	211,354,038	1.54	4.03	2,131,058,648	1.56	0.45	2.10	16.10	18.03

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund Investor Class	38,638,630	1.50	2.13	87,883,049	0.00	0.20	1.85	21.32	23.35
Ariel Appreciation Fund Investor Class	42,848,723	1.13	2.45	221,466,005	0.39	0.20	1.85	4.34	6.09
Ariel Fund Investor Class	57,668,819	1.22	2.75	336,659,190	0.11	0.20	1.85	9.73	11.57
FTVIP Franklin Allocation VIP Fund Class 2	47,608	18.12	19.37	877,377	2.06	1.15	1.55	7.46	7.90
FTVIP Franklin Income VIP Fund Class 2	282,272	18.97	20.64	5,695,776	5.25	1.15	1.65	5.44	5.97
Goldman Sachs VIT Government Money Market Fund Institutional Shares	387,607,812	0.90	1.10	809,977,046	5.12	0.20	1.85	3.23	4.96
Goldman Sachs VIT Government Money Market Fund Service Shares	387,356	10.15	10.51	4,037,291	4.85	1.15	1.55	3.29	3.70
Invesco V.I. American Franchise Fund Series II	28,830	55.94	60.19	1,713,061	0.00	1.15	1.55	32.48	33.02
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	165,897,809	0.73	0.89	136,711,005	2.63	0.40	1.85	3.74	5.26
Invesco V.I. Comstock Fund Series II	44,191	29.90	34.22	1,440,828	1.54	1.15	1.90	12.70	13.55
Invesco V.I. Growth and Income Fund Series II	42,744	27.88	31.95	1,295,688	1.19	1.15	1.90	13.53	14.39
Lord Abbett Growth and Income Portfolio Class VC	19,911	26.91	29.03	566,336	0.84	1.15	1.55	18.74	19.22
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,687		10.08	17,011	6.92		1.15		6.19
PIMCO Total Return Portfolio Advisor Class	603,264	9.16	9.38	5,647,016	3.96	1.15	1.55	0.85	1.25
SST SA Allocation Aggressive Portfolio Class 3	289,320	25.89	27.92	7,937,922	1.21	1.15	1.55	11.94	12.39
SST SA Allocation Balanced Portfolio Class 3	170,168	18.79	20.23	3,344,827	1.74	1.15	1.55	6.42	6.85
SST SA Allocation Moderate Portfolio Class 3	346,571	21.21	22.87	7,588,253	1.65	1.15	1.55	8.72	9.15
SST SA Allocation Moderately Aggressive Portfolio Class 3	278,707	22.04	24.24	6,534,803	1.52	1.15	1.65	9.72	10.27
SST SA American Century Inflation Managed Portfolio Class 3	466,258	10.50	11.94	5,448,388	3.40	1.15	1.90	-0.35	0.41
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	160,286	18.95	19.58	3,129,973	1.44	1.15	1.55	17.06	17.53
SAST SA AB Growth Portfolio Class 3	96,262	60.05	69.09	6,501,913	0.00	1.15	1.90	22.58	23.51
SAST SA AB Small & Mid Cap Value Portfolio Class 3	66,381	30.39	34.78	2,235,138	0.43	1.15	1.90	7.42	8.23
SAST SA American Funds Asset Allocation Portfolio Class 3	2,511,707	26.36	28.87	71,012,471	1.79	1.15	1.65	14.27	14.85
SAST SA American Funds Global Growth Portfolio Class 3	97,619	33.63	38.54	3,593,626	0.59	1.15	1.90	11.11	11.95
SAST SA American Funds Growth Portfolio Class 3	284,141	55.08	63.01	17,176,141	0.07	1.15	1.90	28.82	29.79
SAST SA American Funds Growth-Income Portfolio Class 3	207,189	38.84	42.53	8,452,640	0.93	1.15	1.65	21.85	22.47
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,904,827	19.49	20.71	79,952,238	1.07	1.15	1.65	15.50	16.08
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	141,026	12.04	12.25	1,726,442	0.00	1.15	1.55	10.17	10.61
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,492,222	12.53	13.11	32,388,468	1.30	1.15	1.65	6.11	6.64
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,486	9.43	9.68	168,292	1.82	1.15	1.55	3.93	4.35
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	339,889	16.63	19.07	6,323,213	3.17	1.15	1.90	0.13	0.88
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	11,883	24.59	26.62	309,857	1.41	1.15	1.55	19.50	19.99
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	10,422	14.04	14.36	148,033	0.12	1.15	1.55	5.91	6.33
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	24,303	16.55	17.82	423,170	1.81	1.15	1.55	5.95	6.38
SAST SA Fixed Income Index Portfolio Class 3	444,942	9.49	9.77	4,327,176	2.62	1.15	1.55	-0.71	-0.31
SAST SA Fixed Income Intermediate Index Portfolio Class 3	167,760	9.78	10.07	1,684,835	2.57	1.15	1.55	1.01	1.42
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	46,664	28.92	33.10	1,477,249	2.07	1.15	1.90	16.17	17.05
SAST SA Franklin Small Company Value Portfolio Class 3	27,053	26.23	30.01	784,948	0.72	1.15	1.90	9.56	10.39
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	648	19.05	19.20	12,375	0.79	1.15	1.30	28.39	28.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	95,553	42.04	48.01	4,438,968	1.06	1.15	1.90	17.79	18.68
SAST SA Franklin Tactical Opportunities Portfolio Class 3	64,279	14.28	14.69	939,151	0.14	1.15	1.55	10.82	11.27
SAST SA Global Index Allocation 60/40 Portfolio Class 3	186,699	12.92	13.27	2,469,067	1.87	1.15	1.55	6.94	7.37
SAST SA Global Index Allocation 75/25 Portfolio Class 3	186,558	13.61	13.98	2,586,772	1.31	1.15	1.55	8.53	8.97
SAST SA Global Index Allocation 90/10 Portfolio Class 3	630,474	14.27	14.66	9,197,355	1.26	1.15	1.55	9.87	10.31
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	358,274	10.45	11.97	4,162,652	3.65	1.15	1.90	-1.01	-0.26
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	275,542	14.15	14.57	3,985,146	4.77	1.15	1.55	11.65	12.10
SAST SA Index Allocation 60/40 Portfolio Class 3	596,449	15.74	16.24	9,646,341	1.22	1.15	1.55	10.28	10.72
SAST SA Index Allocation 80/20 Portfolio Class 3	809,454	17.97	18.54	14,903,964	1.19	1.15	1.55	13.08	13.54
SAST SA Index Allocation 90/10 Portfolio Class 3	2,635,060	19.03	19.64	51,489,404	1.08	1.15	1.55	14.29	14.75
SAST SA International Index Portfolio Class 3	37,646	11.71	12.05	449,566	2.43	1.15	1.55	1.26	1.66
SAST SA Invesco Growth Opportunities Portfolio Class 3	24,788	33.17	35.68	847,443	0.00	1.15	1.55	14.21	14.67
SAST SA Janus Focused Growth Portfolio Class 3	26,813	46.42	53.32	1,390,717	0.00	1.15	1.90	25.81	26.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	122,221	23.55	25.27	3,038,300	1.50	1.15	1.55	7.58	8.01
SAST SA JPMorgan Emerging Markets Portfolio Class 3	43,885	11.62	13.35	557,569	2.66	1.15	1.90	8.15	8.96
SAST SA JPMorgan Equity-Income Portfolio Class 3	45,499	29.80	34.26	1,483,562	2.17	1.15	1.90	10.34	11.17
SAST SA JPMorgan Large Cap Core Portfolio Class 3	27,672	35.78	41.06	1,084,255	0.14	1.15	1.90	21.17	22.09
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	429,511	12.77	14.69	6,093,621	3.35	1.15	1.90	-0.13	0.63

48

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	63,268	47.92	52.45	3,225,398	0.00	1.15	1.65	12.05	12.62
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	255,667	8.61	9.26	2,334,380	3.77	1.15	1.55	3.45	3.87
SAST SA Large Cap Growth Index Portfolio Class 3	49,087	24.18	24.83	1,211,137	0.41	1.15	1.55	33.22	33.76
SAST SA Large Cap Index Portfolio Class 3	146,054	22.39	23.05	3,315,505	1.11	1.15	1.55	22.45	22.94
SAST SA Large Cap Value Index Portfolio Class 3	36,669	17.78	18.26	667,310	0.85	1.15	1.55	9.91	10.35
SAST SA MFS Large Cap Growth Portfolio Class 3	43,939	48.90	56.42	2,383,082	0.00	1.15	1.90	32.84	33.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	31,015	38.07	43.74	1,284,586	0.76	1.15	1.90	17.09	17.98
SAST SA MFS Total Return Portfolio Class 3	57,200	22.19	23.87	1,336,823	2.22	1.15	1.55	5.69	6.12
SAST SA Mid Cap Index Portfolio Class 3	85,144	16.36	16.84	1,421,470	0.92	1.15	1.55	11.52	11.97
SAST SA Morgan Stanley International Equities Portfolio Class 3	55,655	12.36	14.19	751,223	1.54	1.15	1.90	0.72	1.48
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	222,915	9.24	10.57	2,299,893	2.14	1.15	1.90	-3.46	-2.73
SAST SA PIMCO RAE International Value Portfolio Class 3	47,617	10.86	12.43	561,400	3.45	1.15	1.90	-0.17	0.59
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,902,288	14.83	15.72	29,517,656	4.26	1.15	1.65	7.16	7.70
SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,383	18.60	21.48	1,618,335	6.56	1.15	1.90	5.20	5.99
SAST SA Putnam International Value Portfolio Class 3	9,719	12.77	13.75	128,964	2.91	1.15	1.55	3.83	4.25
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,177,054	13.81	14.31	16,693,505	1.67	1.15	1.55	9.83	10.27
SAST SA Small Cap Index Portfolio Class 3	77,761	13.72	14.13	1,089,442	0.89	1.15	1.55	8.95	9.39
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	269,606	16.27	16.75	4,494,732	1.06	1.15	1.55	12.22	12.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,584,017	16.30	17.05	43,684,434	1.89	1.15	1.65	11.45	12.02
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,336,756	17.95	19.78	84,567,720	1.39	1.15	1.90	11.41	12.25
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,556,373	17.32	19.03	85,434,698	1.36	1.15	1.90	10.50	11.33
SAST SA VCP Index Allocation Portfolio Class 3	2,448,152	14.53	14.95	36,402,678	1.68	1.15	1.55	14.07	14.53
SAST SA Wellington Capital Appreciation Portfolio Class 3	134,932	71.26	82.14	10,780,904	0.00	1.15	1.90	38.73	39.78
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	130,090	15.10	15.60	2,017,172	1.02	1.15	1.55	10.93	11.38
T Rowe Price Retirement 2015 Advisor Class	9,239,396	1.19	1.56	14,325,545	2.43	0.20	1.00	7.46	8.32
T Rowe Price Retirement 2020 Advisor Class	17,442,551	1.20	1.63	28,284,920	2.35	0.20	1.00	7.81	8.68
T Rowe Price Retirement 2025 Advisor Class	38,189,783	1.21	1.72	65,110,425	2.33	0.20	1.00	8.35	9.22
T Rowe Price Retirement 2030 Advisor Class	52,148,465	1.23	1.82	94,881,400	2.02	0.20	1.00	9.35	10.24
T Rowe Price Retirement 2035 Advisor Class	48,463,514	1.26	1.92	92,750,534	1.68	0.20	1.00	10.55	11.44
T Rowe Price Retirement 2040 Advisor Class	46,015,881	1.28	2.01	92,150,084	1.44	0.20	1.00	11.71	12.61
T Rowe Price Retirement 2045 Advisor Class	37,417,127	1.30	2.07	76,512,471	1.27	0.20	1.00	12.48	13.39
T Rowe Price Retirement 2050 Advisor Class	32,497,674	1.31	2.08	66,767,824	1.23	0.20	1.00	12.75	13.66
T Rowe Price Retirement 2055 Advisor Class	19,358,038	1.31	2.08	39,516,065	1.20	0.20	1.00	12.82	13.73
T Rowe Price Retirement 2060 Advisor Class	16,681,351	1.31	2.08	34,404,329	1.31	0.20	1.00	12.83	13.74
VALIC Company I Aggressive Allocation Lifestyle Fund	133,085,211	1.28	2.42	708,704,120	2.08	0.20	1.85	12.13	14.00
VALIC Company I Asset Allocation Fund	11,874,180	1.30	2.03	148,164,273	1.51	0.20	1.85	12.88	14.77
VALIC Company I Capital Appreciation Fund	38,405,131	5.22	5.26	225,262,794	0.06	0.40	1.85	29.36	31.26
VALIC Company I Conservative Allocation Lifestyle Fund	74,776,696	1.62	2.16	284,065,239	2.40	0.40	1.85	5.55	7.10
VALIC Company I Core Bond Fund	848,319,994	1.09	1.16	1,796,665,045	3.74	0.00	1.85	-0.18	1.69
VALIC Company I Dividend Value Fund	129,717,258	1.21	3.02	735,945,960	3.19	0.20	1.85	10.76	12.61
VALIC Company I Dynamic Allocation Fund	66,159,585	1.24	1.73	125,731,068	2.63	0.20	1.85	10.65	12.50
VALIC Company I Emerging Economies Fund	625,091,574	1.04	1.20	731,408,197	2.07	0.20	1.85	9.36	11.19
VALIC Company I Global Real Estate Fund	237,003,322	1.41	1.73	378,983,438	2.20	0.40	1.85	-0.47	1.00
VALIC Company I Global Strategy Fund	87,931,878	1.26	1.52	213,555,257	0.00	0.20	1.85	10.09	11.93
VALIC Company I Government Securities Fund	38,972,672	0.97	1.04	121,666,221	3.63	0.20	1.85	-0.72	0.94
VALIC Company I Growth Fund	297,505,443	1.78	4.94	1,777,554,959	0.09	0.20	1.85	30.29	32.47
VALIC Company I High Yield Bond Fund	94,890,880	1.19	1.59	343,003,539	6.46	0.20	1.85	4.56	6.31
VALIC Company I Inflation Protected Fund	268,413,742	1.07	1.21	389,097,766	11.98	0.00	1.85	-0.68	1.18
VALIC Company I International Equities Index Fund	524,763,084	1.18	1.42	1,415,597,669	2.42	0.20	1.85	1.23	2.92
VALIC Company I International Government Bond Fund	20,629,592	0.87	1.04	59,159,913	0.00	0.20	1.85	-2.82	-1.20
VALIC Company I International Growth Fund	77,191,446	1.20	1.86	358,132,512	0.00	0.20	1.85	4.62	6.37
VALIC Company I International Opportunities Fund	120,096,590	1.41	1.46	374,375,800	0.98	0.40	1.85	-4.19	-2.78
VALIC Company I International Socially Responsible Fund	48,321,372	1.19	2.21	419,033,130	1.84	0.20	1.85	1.07	2.76
VALIC Company I International Value Fund	258,870,743		1.28	426,947,358	1.76	0.00	1.85	6.43	8.43
VALIC Company I Large Cap Core Fund	118,319,707	1.37	4.13	629,058,701	0.37	0.20	1.85	14.09	16.00
VALIC Company I Mid Cap Index Fund	83,767,845	1.24	3.16	2,788,574,052	1.50	0.20	1.85	11.42	13.28
VALIC Company I Mid Cap Strategic Growth Fund	171,370,514	1.40	3.51	961,862,495	0.02	0.20	1.85	17.58	19.54
VALIC Company I Mid Cap Value Fund	75,278,724	2.82	3.27	811,060,076	1.03	0.40	1.85	8.81	10.41
VALIC Company I Moderate Allocation Lifestyle Fund	205,329,045	1.22	2.10	1,012,797,894	2.26	0.20	1.85	8.78	10.60
VALIC Company I Nasdaq-100 Index Fund	182,832,007	7.87	9.49	998,260,526	0.34	0.40	1.85	22.97	24.77
VALIC Company I Science & Technology Fund	142,104,685	1.89	6.60	2,874,068,828	0.00	0.20	1.85	30.16	32.34
VALIC Company I Small Cap Growth Fund	70,003,211	1.18	3.24	437,775,254	0.00	0.20	1.85	8.81	10.63
VALIC Company I Small Cap Index Fund	97,968,913	1.21	2.57	1,016,236,506	1.23	0.20	1.85	9.16	10.99
VALIC Company I Small Cap Special Values Fund	61,218,486	2.76	3.15	199,659,344	1.63	0.40	1.85	4.52	6.05
VALIC Company I Small Cap Value Fund	47,892,417	2.29	2.81	305,116,878	1.91	0.40	1.85	7.06	8.64
VALIC Company I Stock Index Fund	255,058,011	1.47	4.50	6,048,666,227	1.14	0.20	1.85	22.37	24.41
VALIC Company I Systematic Core Fund	58,707,975	1.43	4.05	591,290,044	1.03	0.20	1.85	20.84	22.86

49

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Systematic Growth Fund	154,630,861	3.49	5.36	893,983,441	0.00	0.00	1.85	32.01	34.48
VALIC Company I Systematic Value Fund	84,891,614	1.24	2.94	298,986,265	1.78	0.20	1.85	14.59	16.51
VALIC Company I U.S. Socially Responsible Fund	92,191,489	2.88	4.30	623,105,516	1.42	0.00	1.85	16.43	18.61
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	38,928,980	1.55	1.92	109,033,465	3.08	0.65	2.10	5.29	6.84
Vanguard LifeStrategy Growth Fund Investor Shares	92,152,595	2.32	2.52	377,838,394	2.43	0.65	2.10	10.81	12.44
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	93,845,689	1.91	2.24	327,253,966	2.77	0.65	2.10	8.01	9.59
Vanguard Long-Term Investment-Grade Fund Investor Shares	39,304,957	1.04	1.34	138,494,847	4.82	0.20	1.85	-4.59	-2.99
Vanguard Long-Term Treasury Fund Investor Shares	39,815,766	0.94	1.05	108,964,754	3.83	0.20	1.85	-8.14	-6.60
Vanguard Wellington Fund Investor Shares	270,907,475	2.17	2.55	1,909,347,489	2.18	0.00	2.10	12.39	14.79
Vanguard Windsor II Fund Investor Shares	251,342,916	1.30	3.47	2,125,349,462	1.62	0.45	2.10	11.83	13.70

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund Investor Class	42,984,285	1.22	1.75	79,792,384	0.15	0.20	1.85	28.62	30.75
Ariel Appreciation Fund Investor Class	52,514,641	1.06	2.35	245,376,154	0.70	0.20	1.85	8.59	10.40
Ariel Fund Investor Class	65,864,691	1.10	2.51	348,104,803	0.43	0.20	1.85	13.70	15.58
FTVIP Franklin Allocation VIP Fund Class 2	47,085	16.86	17.95	806,543	1.20	1.15	1.55	12.85	13.31
FTVIP Franklin Income VIP Fund Class 2	287,984	17.99	19.48	5,492,149	5.04	1.15	1.65	6.85	7.38
Goldman Sachs VIT Government Money Market Fund Institutional Shares	361,468,726	0.87	1.05	727,278,199	4.43	0.20	1.85	3.13	4.84
Goldman Sachs VIT Government Money Market Fund Service Shares	418,732	9.83	10.14	4,208,152	4.60	1.15	1.55	3.18	3.59
Invesco V.I. American Franchise Fund Series II	31,323	42.22	45.25	1,397,892	0.00	1.15	1.55	38.44	39.00
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	165,130,630	0.71	0.84	130,042,137	2.98	0.40	1.85	-4.91	-3.52
Invesco V.I. Comstock Fund Series II	50,477	26.53	30.14	1,449,767	1.58	1.15	1.90	9.99	10.82
Invesco V.I. Growth and Income Fund Series II	54,464	24.56	27.93	1,448,463	1.32	1.15	1.90	10.30	11.12
Lord Abbett Growth and Income Portfolio Class VC	24,500	22.66	24.35	585,538	0.87	1.15	1.55	11.45	11.90
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,738		9.50	26,007	5.55		1.15		9.74
PIMCO Total Return Portfolio Advisor Class	553,977	9.09	9.27	5,124,448	3.21	1.15	1.55	4.20	4.62
SST SA Allocation Aggressive Portfolio Class 3	303,373	23.12	24.84	7,409,983	2.15	1.15	1.55	15.39	15.85
SST SA Allocation Balanced Portfolio Class 3	199,818	17.66	18.93	3,681,722	2.30	1.15	1.55	9.71	10.14
SST SA Allocation Moderate Portfolio Class 3	365,809	19.51	20.96	7,358,385	2.39	1.15	1.55	11.95	12.40
SST SA Allocation Moderately Aggressive Portfolio Class 3	298,541	20.08	21.98	6,343,803	2.45	1.15	1.65	13.17	13.73
SST SA American Century Inflation Managed Portfolio Class 3	494,401	10.54	11.89	5,764,501	4.69	1.15	1.90	1.35	2.11
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	178,381	16.19	16.66	2,965,172	1.54	1.15	1.55	18.77	19.25
SAST SA AB Growth Portfolio Class 3	100,333	48.99	55.94	5,501,272	0.00	1.15	1.90	32.18	33.17
SAST SA AB Small & Mid Cap Value Portfolio Class 3	68,327	28.29	32.14	2,130,199	0.67	1.15	1.90	14.42	15.28
SAST SA American Funds Asset Allocation Portfolio Class 3	2,825,538	23.07	25.13	69,639,495	2.44	1.15	1.65	12.05	12.61
SAST SA American Funds Global Growth Portfolio Class 3	107,938	30.27	34.42	3,553,227	0.72	1.15	1.90	20.06	20.96
SAST SA American Funds Growth Portfolio Class 3	300,856	42.75	48.55	14,053,684	1.42	1.15	1.90	35.41	36.43
SAST SA American Funds Growth-Income Portfolio Class 3	215,848	31.87	34.73	7,210,503	2.22	1.15	1.65	23.80	24.41
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,556,250	16.88	17.85	80,408,513	1.79	1.15	1.65	13.69	14.26
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	121,002	10.93	11.07	1,339,303	1.99	1.15	1.55	11.36	11.80
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,711,955	11.81	12.29	33,071,957	0.70	1.15	1.65	10.22	10.77
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,284	9.07	9.28	159,448	2.31	1.15	1.55	7.08	7.51
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	345,958	16.61	18.90	6,369,882	3.32	1.15	1.90	5.73	6.52
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	7,719	20.58	22.19	168,088	1.22	1.15	1.55	21.57	22.06
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	9,070	13.26	13.51	121,441	0.21	1.15	1.55	25.14	25.64
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	28,629	15.62	16.75	468,407	1.95	1.15	1.55	12.11	12.56
SAST SA Fixed Income Index Portfolio Class 3	447,244	9.56	9.80	4,366,306	2.08	1.15	1.55	3.87	4.28
SAST SA Fixed Income Intermediate Index Portfolio Class 3	175,188	9.69	9.93	1,735,274	1.53	1.15	1.55	3.19	3.61
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	44,520	24.89	28.28	1,211,501	2.05	1.15	1.90	5.16	5.95
SAST SA Franklin Small Company Value Portfolio Class 3	30,734	23.94	27.19	809,366	0.25	1.15	1.90	10.58	11.41
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	158		14.94	2,356	1.34		1.15		19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	108,732	35.69	40.45	4,261,860	1.46	1.15	1.90	6.02	6.82
SAST SA Franklin Tactical Opportunities Portfolio Class 3	66,441	12.88	13.21	873,274	1.50	1.15	1.55	13.80	14.25
SAST SA Global Index Allocation 60/40 Portfolio Class 3	196,866	12.08	12.36	2,426,145	1.49	1.15	1.55	11.81	12.25
SAST SA Global Index Allocation 75/25 Portfolio Class 3	194,552	12.54	12.83	2,478,500	1.48	1.15	1.55	13.85	14.30
SAST SA Global Index Allocation 90/10 Portfolio Class 3	753,990	12.99	13.29	9,982,254	1.74	1.15	1.55	16.04	16.51
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	370,872	10.56	12.00	4,335,894	1.95	1.15	1.90	2.81	3.58
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	247,110	12.68	13.00	3,188,187	0.93	1.15	1.55	14.80	15.26
SAST SA Index Allocation 60/40 Portfolio Class 3	653,475	14.27	14.67	9,549,314	1.40	1.15	1.55	13.29	13.74
SAST SA Index Allocation 80/20 Portfolio Class 3	865,082	15.89	16.33	14,038,101	1.52	1.15	1.55	16.56	17.02
SAST SA Index Allocation 90/10 Portfolio Class 3	3,066,823	16.65	17.12	52,243,368	1.58	1.15	1.55	18.26	18.73
SAST SA International Index Portfolio Class 3	41,188	11.56	11.85	484,495	2.38	1.15	1.55	15.35	15.82
SAST SA Invesco Growth Opportunities Portfolio Class 3	20,650	29.04	31.11	619,656	0.00	1.15	1.55	10.70	11.14

50

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Janus Focused Growth Portfolio Class 3	29,178	36.90	42.07	1,193,692	0.00	1.15	1.90	36.38	37.40
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	137,204	21.89	23.40	3,159,851	1.31	1.15	1.55	13.34	13.80
SAST SA JPMorgan Emerging Markets Portfolio Class 3	50,406	10.75	12.25	588,815	3.74	1.15	1.90	8.07	8.88
SAST SA JPMorgan Equity-Income Portfolio Class 3	55,234	27.01	30.81	1,621,476	2.21	1.15	1.90	2.44	3.21
SAST SA JPMorgan Large Cap Core Portfolio Class 3	45,723	29.53	33.63	1,474,683	0.55	1.15	1.90	24.74	25.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	452,059	12.79	14.60	6,392,835	2.62	1.15	1.90	4.46	5.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	66,214	42.76	46.57	3,001,177	0.00	1.15	1.65	21.04	21.64
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	256,699	8.32	8.92	2,257,386	0.95	1.15	1.55	2.79	3.20
SAST SA Large Cap Growth Index Portfolio Class 3	58,870	18.15	18.57	1,087,484	0.32	1.15	1.55	27.07	27.58
SAST SA Large Cap Index Portfolio Class 3	146,607	18.28	18.75	2,716,484	1.28	1.15	1.55	23.69	24.18
SAST SA Large Cap Value Index Portfolio Class 3	43,660	16.17	16.55	720,633	1.55	1.15	1.55	19.62	20.10
SAST SA MFS Large Cap Growth Portfolio Class 3	49,497	36.81	42.16	2,007,666	0.30	1.15	1.90	38.21	39.24
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	39,657	32.52	37.07	1,398,173	0.59	1.15	1.90	16.51	17.39
SAST SA MFS Total Return Portfolio Class 3	70,781	20.99	22.49	1,553,115	1.74	1.15	1.55	8.36	8.80
SAST SA Mid Cap Index Portfolio Class 3	93,577	14.67	15.04	1,396,690	1.04	1.15	1.55	13.95	14.40
SAST SA Morgan Stanley International Equities Portfolio Class 3	62,581	12.27	13.98	834,616	1.27	1.15	1.90	14.17	15.03
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	243,079	9.57	10.87	2,576,530	0.00	1.15	1.90	2.10	2.86
SAST SA PIMCO RAE International Value Portfolio Class 3	54,921	10.88	12.35	645,586	4.11	1.15	1.90	15.12	15.98
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,088,979	13.84	14.60	30,121,781	4.13	1.15	1.65	9.96	10.51
SAST SA PineBridge High-Yield Bond Portfolio Class 3	84,372	17.68	20.26	1,647,899	6.11	1.15	1.90	13.56	14.41
SAST SA Putnam International Value Portfolio Class 3	10,451	12.30	13.19	132,655	2.14	1.15	1.55	17.35	17.82
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,333,412	12.57	12.98	17,163,998	1.25	1.15	1.55	13.49	13.94
SAST SA Small Cap Index Portfolio Class 3	85,637	12.60	12.92	1,098,081	0.76	1.15	1.55	14.18	14.64
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	251,212	14.50	14.86	3,720,563	0.93	1.15	1.55	17.28	17.75
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,896,672	14.63	15.22	43,753,775	1.65	1.15	1.65	14.39	14.96
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,910,934	16.11	17.62	85,383,562	2.17	1.15	1.90	11.36	12.20
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,200,084	15.68	17.09	87,657,251	2.44	1.15	1.90	9.98	10.80
SAST SA VCP Index Allocation Portfolio Class 3	2,433,774	12.73	13.06	31,620,405	1.39	1.15	1.55	14.11	14.57
SAST SA Wellington Capital Appreciation Portfolio Class 3	156,312	51.36	58.76	8,942,859	0.00	1.15	1.90	36.68	37.71
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	150,038	13.61	14.01	2,090,949	1.29	1.15	1.55	13.08	13.53
T Rowe Price Retirement 2015 Advisor Class	10,222,665	1.10	1.45	14,765,793	2.92	0.20	1.00	11.59	12.48
T Rowe Price Retirement 2020 Advisor Class	19,810,447	1.10	1.51	29,828,448	2.11	0.20	1.00	12.04	12.94
T Rowe Price Retirement 2025 Advisor Class	41,364,275	1.11	1.59	65,140,724	1.96	0.20	1.00	13.20	14.10
T Rowe Price Retirement 2030 Advisor Class	49,896,989	1.12	1.67	83,010,435	1.79	0.20	1.00	14.87	15.79
T Rowe Price Retirement 2035 Advisor Class	44,029,654	1.13	1.74	76,151,440	1.56	0.20	1.00	16.66	17.59
T Rowe Price Retirement 2040 Advisor Class	42,817,939	1.14	1.80	76,785,512	1.39	0.20	1.00	18.08	19.03
T Rowe Price Retirement 2045 Advisor Class	34,012,650	1.15	1.84	62,112,567	1.27	0.20	1.00	18.98	19.93
T Rowe Price Retirement 2050 Advisor Class	29,757,921	1.15	1.85	54,212,488	1.25	0.20	1.00	19.29	20.25
T Rowe Price Retirement 2055 Advisor Class	17,112,686	1.15	1.84	30,933,238	1.24	0.20	1.00	19.28	20.24
T Rowe Price Retirement 2060 Advisor Class	13,886,160	1.15	1.84	25,416,716	1.27	0.20	1.00	19.25	20.20
VALIC Company I Aggressive Allocation Lifestyle Fund	142,457,253	1.13	2.15	669,754,216	2.10	0.20	1.85	14.95	16.86
VALIC Company I Asset Allocation Fund	12,881,325	1.13	1.80	141,449,443	1.12	0.20	1.85	16.18	18.11
VALIC Company I Capital Appreciation Fund	14,715,886	4.01	4.04	66,064,711	0.14	0.40	1.85	38.58	40.60
VALIC Company I Conservative Allocation Lifestyle Fund	84,510,049	1.09	1.54	301,364,649	2.09	0.20	1.85	9.26	11.08
VALIC Company I Core Bond Fund	896,109,216	1.10	1.14	1,891,212,064	2.40	0.00	1.85	4.57	6.51
VALIC Company I Dividend Value Fund	122,505,744	1.08	2.73	615,578,474	2.22	0.20	1.85	10.50	12.34
VALIC Company I Dynamic Allocation Fund	80,753,966	1.10	1.56	137,641,767	1.75	0.20	1.85	11.25	13.09
VALIC Company I Emerging Economies Fund	656,796,513	0.95	1.08	695,224,725	5.38	0.20	1.85	10.07	11.89
VALIC Company I Global Real Estate Fund	167,334,017	1.42	1.71	263,838,741	2.65	0.40	1.85	8.00	9.58
VALIC Company I Global Strategy Fund	98,354,940	1.12	1.38	214,827,843	0.00	0.20	1.85	13.49	15.37
VALIC Company I Government Securities Fund	40,735,450	0.97	1.03	126,115,406	2.94	0.20	1.85	2.31	4.00
VALIC Company I Growth Fund	350,708,605	1.34	3.79	1,596,190,235	0.00	0.20	1.85	44.26	46.65
VALIC Company I High Yield Bond Fund	113,264,283	1.12	1.52	389,629,956	6.60	0.20	1.85	11.07	12.92
VALIC Company I Inflation Protected Fund	279,740,530	1.07	1.19	403,345,597	10.49	0.00	1.85	2.19	4.09
VALIC Company I International Equities Index Fund	602,040,095	1.15	1.40	1,602,291,729	2.54	0.20	1.85	15.11	17.02
VALIC Company I International Government Bond Fund	21,243,563	0.90	1.06	61,321,340	3.46	0.20	1.85	4.04	5.77
VALIC Company I International Growth Fund	91,031,801	1.13	1.78	397,202,541	0.00	0.20	1.85	15.51	17.43
VALIC Company I International Opportunities Fund	153,968,428	1.45	1.52	496,675,581	1.26	0.40	1.85	12.20	13.83
VALIC Company I International Socially Responsible Fund	48,372,911	1.16	2.19	403,274,334	1.79	0.20	1.85	16.19	18.11
VALIC Company I International Value Fund	324,758,221	1.18	1.21	499,800,527	3.85	0.00	1.85	12.29	14.38
VALIC Company I Large Cap Core Fund	149,991,971	1.18	3.62	694,502,626	0.21	0.20	1.85	21.67	23.69
VALIC Company I Mid Cap Index Fund	99,523,763	1.09	2.83	3,005,320,045	1.20	0.20	1.85	13.82	15.71
VALIC Company I Mid Cap Strategic Growth Fund	201,888,838	1.17	2.98	967,256,983	0.00	0.20	1.85	20.18	22.17
VALIC Company I Mid Cap Value Fund	66,278,137	2.59	2.96	635,156,540	0.84	0.40	1.85	14.84	16.51
VALIC Company I Moderate Allocation Lifestyle Fund	225,389,330	1.11	1.93	1,012,850,712	1.99	0.20	1.85	12.06	13.92
VALIC Company I Nasdaq-100 Index Fund	196,791,713	6.40	7.61	865,480,108	0.27	0.40	1.85	51.67	53.88
VALIC Company I Science & Technology Fund	155,556,626	1.43	5.07	2,406,145,249	0.00	0.20	1.85	52.95	55.48

51

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Small Cap Growth Fund	86,424,304	1.07	2.98	495,881,069	0.00	0.20	1.85	12.19	14.05
VALIC Company I Small Cap Index Fund	105,564,331	1.09	2.35	999,495,497	1.39	0.20	1.85	14.23	16.12
VALIC Company I Small Cap Special Values Fund	67,963,692	2.64	2.97	210,035,264	0.80	0.40	1.85	16.96	18.66
VALIC Company I Small Cap Value Fund	69,110,183	2.13	2.59	405,863,061	0.92	0.40	1.85	10.73	12.34
VALIC Company I Stock Index Fund	277,961,001	1.18	3.68	5,372,868,200	1.24	0.20	1.85	23.50	25.55
VALIC Company I Systematic Core Fund	68,462,194	1.17	3.35	559,914,045	0.95	0.20	1.85	21.76	23.78
VALIC Company I Systematic Growth Fund	171,538,757	2.59	4.06	748,151,312	0.00	0.00	1.85	42.16	44.81
VALIC Company I Systematic Value Fund	96,055,838	1.07	2.57	292,586,272	2.13	0.20	1.85	9.15	10.96
VALIC Company I U.S. Socially Responsible Fund	124,612,556	2.43	3.69	718,982,739	1.24	0.00	1.85	19.48	21.70
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,598,423	1.47	1.79	109,606,784	2.93	0.65	2.10	10.15	11.75
Vanguard LifeStrategy Growth Fund Investor Shares	94,631,222	2.10	2.24	347,192,603	2.46	0.65	2.10	16.09	17.78
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	98,414,024	1.77	2.04	314,922,534	2.70	0.65	2.10	13.10	14.74
Vanguard Long-Term Investment-Grade Fund Investor Shares	43,076,658	1.07	1.40	157,357,768	4.64	0.20	1.85	7.27	9.05
Vanguard Long-Term Treasury Fund Investor Shares	43,993,636	1.01	1.14	130,304,427	3.31	0.20	1.85	1.42	3.10
Vanguard Wellington Fund Investor Shares	296,214,934	1.89	2.27	1,858,914,530	2.27	0.00	2.10	11.94	14.30
Vanguard Windsor II Fund Investor Shares	266,693,325	1.14	3.11	2,010,182,092	1.69	0.45	2.10	18.48	20.44

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund Investor Class	44,595,080	1.36	1.47	63,750,940	0.00	0.40	1.85	-26.80	-25.74
Ariel Appreciation Fund Investor Class	69,609,440	2.16	2.73	315,154,149	0.60	0.40	1.85	-14.03	-12.78
Ariel Fund Investor Class	72,406,256	2.21	2.56	336,389,844	-2.49	0.40	1.85	-20.30	-19.14
FTVIP Franklin Allocation VIP Fund Class 2	34,963	14.94	15.84	526,392	1.55	1.15	1.55	-17.29	-16.96
FTVIP Franklin Income VIP Fund Class 2	291,704	16.83	18.14	5,186,859	4.82	1.15	1.65	-7.02	-6.55
Goldman Sachs VIT Government Money Market Fund Institutional Shares	279,912,387	0.84	1.02	546,827,950	1.47	0.40	1.85	-0.28	1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	437,814	9.53	9.79	4,255,217	1.64	1.15	1.55	-0.18	0.22
Invesco V.I. American Franchise Fund Series II	28,476	30.50	32.55	913,565	0.00	1.15	1.55	-32.35	-32.08
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	176,778,301	0.74	0.87	145,028,889	8.66	0.40	1.85	5.99	7.53
Invesco V.I. Comstock Fund Series II	53,667	24.12	27.20	1,395,283	1.32	1.15	1.90	-1.05	-0.30
Invesco V.I. Growth and Income Fund Series II	58,098	22.27	25.13	1,394,440	1.22	1.15	1.90	-7.77	-7.07
Lord Abbett Growth and Income Portfolio Class VC	28,928	20.33	21.76	614,283	1.51	1.15	1.55	-10.83	-10.47
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,693		8.65	23,303	4.46		1.15		-16.76
PIMCO Total Return Portfolio Advisor Class	445,772	8.72	8.86	3,941,121	2.40	1.15	1.55	-15.70	-15.36
SST SA Allocation Aggressive Portfolio Class 3	314,881	20.04	21.44	6,641,095	2.18	1.15	1.55	-18.77	-18.45
SST SA Allocation Balanced Portfolio Class 3	197,912	16.09	17.19	3,312,060	2.63	1.15	1.55	-16.80	-16.46
SST SA Allocation Moderate Portfolio Class 3	348,317	17.43	18.64	6,259,487	2.66	1.15	1.55	-17.56	-17.23
SST SA Allocation Moderately Aggressive Portfolio Class 3	281,733	17.75	19.33	5,257,812	2.72	1.15	1.65	-18.10	-17.69
SST SA American Century Inflation Managed Portfolio Class 3	493,192	10.40	11.65	5,640,396	2.47	1.15	1.90	-12.81	-12.16
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	193,053	13.63	13.97	2,692,133	1.05	1.15	1.55	-18.66	-18.33
SAST SA AB Growth Portfolio Class 3	92,768	37.06	42.00	3,817,026	0.00	1.15	1.90	-30.12	-29.60
SAST SA AB Small & Mid Cap Value Portfolio Class 3	63,161	24.72	27.88	1,711,064	0.82	1.15	1.90	-17.55	-16.93
SAST SA American Funds Asset Allocation Portfolio Class 3	2,996,411	20.59	22.32	65,660,375	1.77	1.15	1.65	-14.99	-14.57
SAST SA American Funds Global Growth Portfolio Class 3	111,819	25.21	28.46	3,052,271	0.00	1.15	1.90	-26.38	-25.82
SAST SA American Funds Growth Portfolio Class 3	319,952	31.57	35.59	10,964,978	0.50	1.15	1.90	-31.40	-30.89
SAST SA American Funds Growth-Income Portfolio Class 3	225,641	25.74	27.91	6,077,823	0.83	1.15	1.65	-18.10	-17.69
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,863,221	14.84	15.62	75,169,536	0.94	1.15	1.65	-18.54	-18.13
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	115,798	9.82	9.91	1,146,587	2.29	1.15	1.55	-17.28	-16.95
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,846,091	10.72	11.09	31,348,161	0.00	1.15	1.65	-19.06	-18.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	17,207	8.47	8.63	147,837	1.51	1.15	1.55	-21.77	-21.45
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	360,858	15.71	17.74	6,240,112	3.19	1.15	1.90	-16.11	-15.48
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	7,481	16.93	18.18	133,403	1.68	1.15	1.55	-17.31	-16.98
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	6,043	10.59	10.75	64,852	0.00	1.15	1.55	-27.85	-27.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	30,809	13.93	14.88	447,717	0.72	1.15	1.55	-28.29	-28.00
SAST SA Fixed Income Index Portfolio Class 3	446,510	9.21	9.40	4,182,297	1.66	1.15	1.55	-14.42	-14.07
SAST SA Fixed Income Intermediate Index Portfolio Class 3	170,069	9.39	9.58	1,626,627	1.07	1.15	1.55	-8.87	-8.51
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	48,315	23.67	26.69	1,241,156	1.53	1.15	1.90	-3.45	-2.72
SAST SA Franklin Small Company Value Portfolio Class 3	31,203	21.65	24.41	738,387	0.40	1.15	1.90	-12.36	-11.70
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	158		12.46	1,967	1.45		1.15		-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	111,738	33.66	37.87	4,109,577	1.55	1.15	1.90	-9.63	-8.95
SAST SA Franklin Tactical Opportunities Portfolio Class 3	60,336	11.32	11.56	694,233	0.97	1.15	1.55	-15.23	-14.89
SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,941	10.81	11.01	2,317,152	0.04	1.15	1.55	-15.66	-15.32
SAST SA Global Index Allocation 75/25 Portfolio Class 3	202,599	11.02	11.23	2,260,826	0.10	1.15	1.55	-16.80	-16.47
SAST SA Global Index Allocation 90/10 Portfolio Class 3	748,662	11.19	11.40	8,513,011	1.21	1.15	1.55	-17.60	-17.27
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	383,586	10.27	11.58	4,331,151	0.86	1.15	1.90	-15.29	-14.66

52

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	249,098	11.04	11.27	2,791,116	0.00	1.15	1.55	-17.63	-17.30
SAST SA Index Allocation 60/40 Portfolio Class 3	705,429	12.60	12.90	9,068,565	1.32	1.15	1.55	-16.24	-15.91
SAST SA Index Allocation 80/20 Portfolio Class 3	924,633	13.63	13.96	12,831,395	1.35	1.15	1.55	-17.47	-17.14
SAST SA Index Allocation 90/10 Portfolio Class 3	3,162,411	14.08	14.42	45,395,166	1.33	1.15	1.55	-18.11	-17.79
SAST SA International Index Portfolio Class 3	40,078	10.02	10.23	407,398	2.25	1.15	1.55	-16.06	-15.73
SAST SA Invesco Growth Opportunities Portfolio Class 3	14,070	26.24	28.00	379,583	0.00	1.15	1.55	-36.60	-36.35
SAST SA Janus Focused Growth Portfolio Class 3	32,083	27.06	30.62	958,664	0.00	1.15	1.90	-34.95	-34.46
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	152,277	19.32	20.56	3,086,724	0.87	1.15	1.55	-17.42	-17.09
SAST SA JPMorgan Emerging Markets Portfolio Class 3	49,771	9.94	11.25	535,149	2.53	1.15	1.90	-27.06	-26.51
SAST SA JPMorgan Equity-Income Portfolio Class 3	56,420	26.37	29.85	1,608,358	1.62	1.15	1.90	-3.91	-3.19
SAST SA JPMorgan Large Cap Core Portfolio Class 3	44,338	23.67	26.76	1,139,385	0.67	1.15	1.90	-21.89	-21.30
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	468,204	12.24	13.87	6,312,075	0.70	1.15	1.90	-15.09	-14.45
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	60,097	35.33	38.29	2,240,274	0.00	1.15	1.65	-28.44	-28.08
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	235,967	8.09	8.64	2,009,407	0.00	1.15	1.55	-3.37	-2.98
SAST SA Large Cap Growth Index Portfolio Class 3	57,090	14.28	14.55	827,172	0.22	1.15	1.55	-30.88	-30.60
SAST SA Large Cap Index Portfolio Class 3	120,688	14.78	15.10	1,807,833	1.15	1.15	1.55	-19.79	-19.47
SAST SA Large Cap Value Index Portfolio Class 3	34,355	13.52	13.78	472,046	1.66	1.15	1.55	-7.24	-6.87
SAST SA MFS Large Cap Growth Portfolio Class 3	55,808	26.64	30.28	1,627,378	0.00	1.15	1.90	-31.36	-30.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	44,193	27.91	31.58	1,333,097	0.81	1.15	1.90	-18.09	-17.47
SAST SA MFS Total Return Portfolio Class 3	66,298	19.37	20.67	1,339,274	1.24	1.15	1.55	-11.28	-10.93
SAST SA Mid Cap Index Portfolio Class 3	93,157	12.87	13.14	1,216,626	0.67	1.15	1.55	-14.97	-14.63
SAST SA Morgan Stanley International Equities Portfolio Class 3	69,609	10.74	12.16	809,471	2.41	1.15	1.90	-15.79	-15.16
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	225,931	9.37	10.56	2,328,093	0.00	1.15	1.90	-20.70	-20.10
SAST SA PIMCO RAE International Value Portfolio Class 3	58,132	9.45	10.65	591,759	3.66	1.15	1.90	-10.13	-9.45
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,195,714	12.59	13.21	28,674,686	0.00	1.15	1.65	-19.02	-18.61
SAST SA PineBridge High-Yield Bond Portfolio Class 3	89,329	15.57	17.71	1,525,318	5.25	1.15	1.90	-11.52	-10.86
SAST SA Putnam International Value Portfolio Class 3	13,079	10.48	11.19	141,364	1.55	1.15	1.55	-8.40	-8.04
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,431,142	11.08	11.39	16,180,045	0.66	1.15	1.55	-19.84	-19.52
SAST SA Small Cap Index Portfolio Class 3	85,153	11.03	11.27	952,490	0.49	1.15	1.55	-22.21	-21.89
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	241,641	12.36	12.62	3,040,225	0.32	1.15	1.55	-19.56	-19.24
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,063,805	12.79	13.24	40,282,408	0.78	1.15	1.65	-20.30	-19.90
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,401	14.47	15.71	81,952,858	2.35	1.15	1.90	-18.71	-18.10
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,646,491	14.25	15.43	85,981,021	2.14	1.15	1.90	-16.13	-15.50
SAST SA VCP Index Allocation Portfolio Class 3	2,378,599	11.16	11.40	26,990,262	0.00	1.15	1.55	-18.20	-17.88
SAST SA Wellington Capital Appreciation Portfolio Class 3	194,412	37.58	42.67	8,071,128	0.00	1.15	1.90	-37.67	-37.20
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	157,140	12.03	12.34	1,930,203	0.63	1.15	1.55	-18.49	-18.16
T Rowe Price Retirement 2015 Advisor Class	9,880,562	1.30	1.36	12,879,849	2.51	0.40	1.00	-15.32	-14.81
T Rowe Price Retirement 2020 Advisor Class	23,704,077	1.35	1.42	32,091,748	1.88	0.40	1.00	-15.73	-15.23
T Rowe Price Retirement 2025 Advisor Class	43,902,850	1.40	1.47	61,875,840	1.76	0.40	1.00	-16.76	-16.26
T Rowe Price Retirement 2030 Advisor Class	47,962,404	1.45	1.52	69,786,908	1.40	0.40	1.00	-18.04	-17.55
T Rowe Price Retirement 2035 Advisor Class	39,967,952	1.49	1.56	59,761,103	1.10	0.40	1.00	-19.06	-18.58
T Rowe Price Retirement 2040 Advisor Class	38,137,833	1.52	1.60	58,346,686	1.07	0.40	1.00	-19.88	-19.40
T Rowe Price Retirement 2045 Advisor Class	29,516,713	1.55	1.62	45,919,283	0.87	0.40	1.00	-20.13	-19.65
T Rowe Price Retirement 2050 Advisor Class	26,226,445	1.55	1.63	40,807,595	0.82	0.40	1.00	-20.18	-19.70
T Rowe Price Retirement 2055 Advisor Class	14,177,601	1.55	1.62	22,006,639	0.84	0.40	1.00	-20.25	-19.77
T Rowe Price Retirement 2060 Advisor Class	11,470,159	1.55	1.62	17,822,411	0.98	0.40	1.00	-20.23	-19.75
VALIC Company I Aggressive Allocation Lifestyle Fund	149,625,697	1.87	2.12	609,566,755	2.98	0.25	1.70	-17.65	-16.45
VALIC Company I Asset Allocation Fund	13,525,426	1.55	1.95	127,817,201	2.06	0.40	1.85	-17.95	-16.75
VALIC Company I Capital Appreciation Fund	14,852,863	2.85	2.91	47,692,645	0.00	0.40	1.85	-27.21	-26.14
VALIC Company I Conservative Allocation Lifestyle Fund	92,150,825	1.41	1.82	298,032,915	3.90	0.25	1.70	-15.61	-14.38
VALIC Company I Core Bond Fund	1,129,034,777	1.05	1.07	2,287,608,726	1.10	0.00	1.85	-15.82	-14.25
VALIC Company I Dividend Value Fund	260,303,846	2.38	2.47	1,204,172,647	1.67	0.40	1.85	-7.35	-6.00
VALIC Company I Dynamic Allocation Fund	94,248,408	1.40	1.62	143,231,515	3.30	0.40	1.85	-17.75	-16.55
VALIC Company I Emerging Economies Fund	590,221,469	0.73	0.87	559,624,273	3.34	0.40	1.85	-26.72	-25.65
VALIC Company I Global Real Estate Fund	251,482,478	1.31	1.56	366,517,581	1.68	0.40	1.85	-27.27	-26.21
VALIC Company I Global Strategy Fund	108,523,464	1.22	1.51	207,437,829	0.00	0.40	1.85	-18.30	-17.11
VALIC Company I Government Securities Fund	40,782,891	0.95	1.26	134,848,289	0.00	0.40	1.85	-12.79	-11.52
VALIC Company I Growth Fund	255,508,761	2.63	2.96	792,147,026	0.00	0.40	1.85	-37.22	-36.31
VALIC Company I High Yield Bond Fund	136,754,503	1.37	1.79	422,690,134	1.87	0.40	1.85	-12.29	-11.01
VALIC Company I Inflation Protected Fund	521,922,252	1.05	1.15	736,758,029	2.36	0.00	1.85	-11.81	-10.17
VALIC Company I International Equities Index Fund	568,049,518	1.06	1.22	1,298,738,641	2.89	0.40	1.85	-16.08	-14.86
VALIC Company I International Government Bond Fund	27,523,001	0.86	1.22	77,637,413	2.13	0.40	1.85	-17.75	-16.55
VALIC Company I International Growth Fund	96,182,243	1.50	1.54	372,207,435	0.00	0.40	1.85	-35.25	-34.30
VALIC Company I International Opportunities Fund	150,296,497	1.27	1.36	428,133,141	0.25	0.40	1.85	-25.83	-24.75
VALIC Company I International Socially Responsible Fund	42,829,528	1.83	1.88	327,930,161	3.15	0.40	1.85	-18.07	-16.88
VALIC Company I International Value Fund	368,121,308	1.03	1.07	501,145,540	1.82	0.00	1.85	-12.57	-10.94
VALIC Company I Large Cap Core Fund	154,442,006	2.97	3.15	584,586,786	0.19	0.40	1.85	-20.63	-19.48

53

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Mid Cap Index Fund	99,791,888	2.49	3.05	2,787,151,823	1.31	0.40	1.85	-14.94	-13.70
VALIC Company I Mid Cap Strategic Growth Fund	159,414,235	2.48	2.70	626,830,103	0.00	0.40	1.85	-24.81	-23.71
VALIC Company I Mid Cap Value Fund	89,790,857	2.26	2.54	759,209,995	0.28	0.40	1.85	-10.16	-8.85
VALIC Company I Moderate Allocation Lifestyle Fund	240,511,564	1.72	2.11	959,359,348	3.37	0.25	1.70	-16.20	-14.98
VALIC Company I Nasdaq-100 Index Fund	200,589,280	4.22	4.94	576,653,171	0.24	0.40	1.85	-34.04	-33.08
VALIC Company I Science & Technology Fund	165,509,642	3.32	3.94	1,679,448,725	0.00	0.40	1.85	-40.11	-39.24
VALIC Company I Small Cap Growth Fund	84,889,536	2.65	3.01	430,644,884	0.00	0.40	1.85	-33.68	-32.71
VALIC Company I Small Cap Index Fund	98,999,200	2.06	2.39	827,256,356	0.70	0.40	1.85	-22.12	-20.98
VALIC Company I Small Cap Special Values Fund	75,728,127	2.26	2.51	198,075,150	0.58	0.40	1.85	-15.30	-14.06
VALIC Company I Small Cap Value Fund	90,672,684	1.93	2.30	479,777,722	-0.83	0.40	1.85	-15.45	-14.22
VALIC Company I Stock Index Fund	273,817,809	2.98	150.16	4,316,881,131	1.24	0.33	1.85	-19.82	-18.60
VALIC Company I Systematic Core Fund	72,922,485	2.67	2.75	492,974,543	0.22	0.40	1.85	-20.21	-19.05
VALIC Company I Systematic Growth Fund	187,615,452	1.79	2.86	569,646,700	0.00	0.00	1.85	-39.93	-38.81
VALIC Company I Systematic Value Fund	107,509,491	2.35	2.48	297,458,308	0.31	0.40	1.85	-8.37	-7.03
VALIC Company I U.S. Socially Responsible Fund	130,019,327	1.99	3.09	623,095,731	0.69	0.00	1.85	-18.64	-17.12
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	44,672,988	1.33	1.61	105,877,372	1.86	0.65	2.10	-16.76	-15.54
Vanguard LifeStrategy Growth Fund Investor Shares	95,845,637	1.81	1.90	300,388,321	1.87	0.65	2.10	-18.81	-17.63
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	100,287,508	1.57	1.78	281,292,796	1.86	0.65	2.10	-17.74	-16.54
Vanguard Long-Term Investment-Grade Fund Investor Shares	45,056,273	1.30	1.91	154,456,589	3.62	0.40	1.85	-26.98	-25.92
Vanguard Long-Term Treasury Fund Investor Shares	44,419,146	1.12	1.61	132,129,498	1.90	0.40	1.85	-30.87	-29.86
Vanguard Wellington Fund Investor Shares	315,830,628	1.65	2.03	1,794,470,262	1.90	0.00	2.10	-16.10	-14.32
Vanguard Windsor II Fund Investor Shares	284,703,214	2.53	2.62	1,819,838,838	1.40	0.65	2.10	-15.02	-13.78

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Man Large Cap Growth Fund Investor Class	46,309,014	1.86	1.97	89,568,193	0.00	0.40	1.85	19.25	20.99
Ariel Appreciation Fund Investor Class	69,174,578	2.51	3.13	360,052,093	0.52	0.40	1.85	23.56	25.36
Ariel Fund Investor Class	79,923,597	2.77	3.17	461,659,439	0.05	0.40	1.85	27.97	29.84
FTVIP Franklin Allocation VIP Fund Class 2	35,049	18.06	19.08	637,646	1.75	1.15	1.55	9.97	10.41
FTVIP Franklin Income VIP Fund Class 2	306,193	18.11	19.41	5,969,498	4.72	1.15	1.65	14.84	15.42
Goldman Sachs VIT Government Money Market Fund Service Shares	283,048	9.55	9.76	2,742,018	0.01	1.15	1.55	-1.53	-1.14
Invesco V.I. American Franchise Fund Series II	30,606	45.08	47.93	1,444,129	0.00	1.15	1.55	9.93	10.37
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	199,121,819	0.70	0.81	152,770,955	13.71	0.40	1.85	17.11	18.82
Invesco V.I. Comstock Fund Series II	60,146	24.38	27.28	1,570,882	1.66	1.15	1.90	30.54	31.52
Invesco V.I. Growth and Income Fund Series II	65,888	24.14	27.05	1,707,550	1.41	1.15	1.90	25.78	26.72
Lord Abbett Growth and Income Portfolio Class VC	21,057	22.80	24.31	517,655	1.14	1.15	1.55	27.04	27.55
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,823		10.40	29,354	4.25		1.15		-3.77
PIMCO Total Return Portfolio Advisor Class	434,167	10.34	10.46	4,537,303	1.82	1.15	1.55	-2.88	-2.49
SST SA Allocation Aggressive Portfolio Class 3	336,254	24.67	26.30	8,702,014	2.09	1.15	1.55	13.91	14.37
SST SA Allocation Balanced Portfolio Class 3	195,973	19.34	20.58	3,931,710	0.96	1.15	1.55	5.66	6.08
SST SA Allocation Moderate Portfolio Class 3	366,743	21.14	22.53	7,976,509	2.05	1.15	1.55	8.73	9.16
SST SA Allocation Moderately Aggressive Portfolio Class 3	278,238	21.67	23.48	6,312,410	1.80	1.15	1.65	10.62	11.18
SST SA American Century Inflation Managed Portfolio Class 3	420,960	11.93	13.26	5,483,588	2.17	1.15	1.90	2.28	3.05
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	191,531	16.75	17.11	3,271,037	2.33	1.15	1.55	16.38	16.85
SAST SA AB Growth Portfolio Class 3	84,856	53.04	59.66	4,958,203	0.00	1.15	1.90	26.05	27.00
SAST SA AB Small & Mid Cap Value Portfolio Class 3	59,438	29.98	33.56	1,937,471	0.49	1.15	1.90	33.51	34.51
SAST SA American Funds Asset Allocation Portfolio Class 3	2,999,964	24.22	26.13	77,043,681	1.08	1.15	1.65	12.92	13.49
SAST SA American Funds Global Growth Portfolio Class 3	106,518	34.24	38.36	3,927,168	0.07	1.15	1.90	13.93	14.78
SAST SA American Funds Growth Portfolio Class 3	272,834	46.03	51.49	13,577,185	0.03	1.15	1.90	19.40	20.30
SAST SA American Funds Growth-Income Portfolio Class 3	233,772	31.44	33.91	7,667,148	1.01	1.15	1.65	21.66	22.27
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,760,300	18.22	19.08	89,930,602	1.24	1.15	1.65	12.85	13.42
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	34,175	11.91	11.93	407,396	2.22	1.15	1.30	11.86	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,820,955	13.24	13.64	38,221,721	0.86	1.15	1.65	5.85	6.38
SAST SA Emerging Markets Equity Index Portfolio Class 3	18,999	10.83	10.99	207,858	1.14	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	408,850	18.73	20.99	8,372,192	3.05	1.15	1.90	-1.55	-0.81
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	4,437	20.47	21.90	95,555	1.61	1.15	1.55	21.10	21.58
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,176	14.68	14.84	32,176	0.00	1.15	1.55	10.22	10.66
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	21,666	19.43	20.67	435,152	1.38	1.15	1.55	36.77	37.32
SAST SA Fixed Income Index Portfolio Class 3	439,392	10.76	10.94	4,791,746	2.03	1.15	1.55	-3.72	-3.34
SAST SA Fixed Income Intermediate Index Portfolio Class 3	187,832	10.30	10.48	1,964,110	0.86	1.15	1.55	-3.29	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	49,904	24.52	27.44	1,315,128	1.70	1.15	1.90	27.09	28.05
SAST SA Franklin Small Company Value Portfolio Class 3	33,705	24.71	27.64	905,000	0.97	1.15	1.90	22.65	23.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	177		14.56	2,584	0.00		1.15		23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	125,457	37.25	41.60	5,077,960	2.29	1.15	1.90	21.43	22.34

54

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Tactical Opportunities Portfolio Class 3	63,732	13.35	13.58	862,442	1.02	1.15	1.55	13.06	13.52
SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,223	12.81	13.00	2,728,277	1.36	1.15	1.55	7.93	8.36
SAST SA Global Index Allocation 75/25 Portfolio Class 3	213,549	13.24	13.44	2,856,378	1.35	1.15	1.55	10.69	11.14
SAST SA Global Index Allocation 90/10 Portfolio Class 3	740,792	13.58	13.78	10,190,225	0.94	1.15	1.55	13.70	14.15
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	467,998	12.12	13.57	6,199,604	1.42	1.15	1.90	-3.95	-3.22
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	221,541	13.40	13.63	3,004,079	0.24	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	615,064	15.04	15.34	9,404,305	0.08	1.15	1.55	11.31	11.76
SAST SA Index Allocation 80/20 Portfolio Class 3	902,286	16.52	16.84	15,114,442	1.09	1.15	1.55	16.41	16.88
SAST SA Index Allocation 90/10 Portfolio Class 3	3,073,273	17.20	17.54	53,694,248	1.07	1.15	1.55	18.76	19.24
SAST SA International Index Portfolio Class 3	45,012	11.94	12.14	542,739	1.31	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,453	41.38	43.98	399,489	0.00	1.15	1.55	5.46	5.88
SAST SA Janus Focused Growth Portfolio Class 3	26,874	41.59	46.71	1,222,630	0.00	1.15	1.90	20.67	21.58
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	156,977	23.39	24.80	3,841,748	0.56	1.15	1.55	9.83	10.27
SAST SA JPMorgan Emerging Markets Portfolio Class 3	47,546	13.63	15.31	696,867	1.66	1.15	1.90	-1.01	-0.26
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,541	27.44	30.84	1,844,423	1.71	1.15	1.90	23.13	24.05
SAST SA JPMorgan Large Cap Core Portfolio Class 3	45,396	30.30	34.00	1,485,539	0.45	1.15	1.90	25.08	26.02
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	498,918	14.42	16.21	7,869,118	2.36	1.15	1.90	-3.01	-2.28
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	52,963	49.37	53.24	2,745,820	0.00	1.15	1.65	8.73	9.28
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	223,263	8.38	8.91	1,952,266	0.00	1.15	1.55	-2.31	-1.91
SAST SA Large Cap Growth Index Portfolio Class 3	56,007	20.66	20.97	1,170,375	0.56	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	93,340	18.43	18.75	1,740,771	1.29	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	36,705	14.58	14.79	541,765	2.58	1.15	1.55	22.16	22.65
SAST SA MFS Large Cap Growth Portfolio Class 3	45,928	38.80	43.78	1,932,038	0.02	1.15	1.90	26.28	27.23
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	48,077	34.07	38.27	1,763,972	0.45	1.15	1.90	24.21	25.14
SAST SA MFS Total Return Portfolio Class 3	71,807	21.84	23.21	1,629,367	1.35	1.15	1.55	11.99	12.44
SAST SA Mid Cap Index Portfolio Class 3	96,561	15.14	15.40	1,478,836	0.70	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 3	73,717	12.76	14.33	1,013,140	1.01	1.15	1.90	2.10	2.87
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	228,154	11.82	13.22	2,944,792	2.40	1.15	1.90	-9.27	-8.58
SAST SA PIMCO RAE International Value Portfolio Class 3	66,974	10.51	11.76	756,691	2.08	1.15	1.90	6.33	7.13
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,217,589	15.54	16.23	35,606,116	0.00	1.15	1.65	6.30	6.83
SAST SA PineBridge High-Yield Bond Portfolio Class 3	94,102	17.60	19.87	1,806,740	4.85	1.15	1.90	3.64	4.42
SAST SA Putnam International Value Portfolio Class 3	12,914	11.44	12.17	151,643	1.75	1.15	1.55	12.92	13.37
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,488,407	13.82	14.15	20,925,775	0.37	1.15	1.55	10.67	11.11
SAST SA Small Cap Index Portfolio Class 3	78,970	14.18	14.42	1,132,061	0.39	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	253,720	15.37	15.63	3,953,968	0.00	1.15	1.55	14.22	14.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,971,091	16.05	16.53	48,805,719	0.90	1.15	1.65	10.46	11.01
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,841	17.80	19.18	100,164,225	1.61	1.15	1.90	7.25	8.06
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,976,287	17.00	18.26	107,815,607	1.57	1.15	1.90	8.01	8.83
SAST SA VCP Index Allocation Portfolio Class 3	2,190,957	13.64	13.88	30,293,401	0.99	1.15	1.55	12.24	12.69
SAST SA Wellington Capital Appreciation Portfolio Class 3	187,957	60.29	67.95	12,437,334	0.00	1.15	1.90	3.39	4.17
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	158,222	14.76	15.08	2,374,025	0.17	1.15	1.55	5.82	6.24
T Rowe Price Retirement 2015 Advisor Class	12,060,924	1.53	1.60	18,542,399	1.46	0.40	1.00	8.23	8.88
T Rowe Price Retirement 2020 Advisor Class	26,247,783	1.60	1.67	42,169,649	1.23	0.40	1.00	9.10	9.76
T Rowe Price Retirement 2025 Advisor Class	41,330,127	1.69	1.76	69,942,039	1.11	0.40	1.00	10.51	11.17
T Rowe Price Retirement 2030 Advisor Class	44,105,136	1.77	1.85	78,284,548	0.85	0.40	1.00	12.14	12.81
T Rowe Price Retirement 2035 Advisor Class	35,071,007	1.84	1.92	64,765,384	0.68	0.40	1.00	13.66	14.34
T Rowe Price Retirement 2040 Advisor Class	33,761,404	1.90	1.98	64,425,956	0.52	0.40	1.00	14.91	15.60
T Rowe Price Retirement 2045 Advisor Class	25,453,228	1.94	2.02	49,538,744	0.46	0.40	1.00	15.78	16.47
T Rowe Price Retirement 2050 Advisor Class	21,973,246	1.94	2.02	42,811,517	0.48	0.40	1.00	15.90	16.60
T Rowe Price Retirement 2055 Advisor Class	11,134,586	1.94	2.02	21,658,170	0.48	0.40	1.00	15.87	16.57
T Rowe Price Retirement 2060 Advisor Class	9,141,101	1.94	2.02	17,789,930	0.52	0.40	1.00	15.90	16.60
VALIC Company I Aggressive Allocation Lifestyle Fund	153,013,592	2.28	2.54	750,179,361	0.00	0.25	1.70	14.11	15.78
VALIC Company I Asset Allocation Fund	14,213,786	1.89	2.34	161,838,950	1.04	0.40	1.85	14.60	16.27
VALIC Company I Capital Appreciation Fund	14,376,972	3.86	4.00	62,774,813	0.00	0.40	1.85	23.79	25.59
VALIC Company I Conservative Allocation Lifestyle Fund	97,190,602	1.67	2.13	368,984,023	0.00	0.25	1.70	5.93	7.48
VALIC Company I Core Bond Fund	961,180,702	1.24	1.25	2,270,906,019	0.00	0.00	1.85	-2.48	-0.76
VALIC Company I Dividend Value Fund	274,040,084	2.54	2.66	1,343,580,899	1.95	0.40	1.85	19.69	21.43
VALIC Company I Dynamic Allocation Fund	100,948,351	1.71	1.94	185,073,384	1.79	0.40	1.85	8.17	9.75
VALIC Company I Emerging Economies Fund	565,348,703	0.98	1.18	724,612,529	1.87	0.40	1.85	-0.66	0.79
VALIC Company I Global Real Estate Fund	272,718,691	1.81	2.12	541,145,662	3.12	0.40	1.85	20.37	22.13
VALIC Company I Global Strategy Fund	119,209,843	1.49	1.82	276,482,787	4.21	0.40	1.85	6.59	8.15
VALIC Company I Government Securities Fund	36,764,060	1.09	1.43	140,452,230	1.96	0.40	1.85	-4.11	-2.71
VALIC Company I Growth Fund	308,081,853	4.19	4.64	1,512,561,726	0.12	0.40	1.85	18.74	20.47
VALIC Company I High Yield Bond Fund	150,554,801	1.56	2.01	523,638,602	0.00	0.40	1.85	2.47	3.97
VALIC Company I Inflation Protected Fund	502,904,885	1.19	1.28	794,670,499	1.29	0.00	1.85	3.16	5.09
VALIC Company I International Equities Index Fund	595,926,657	1.25	1.45	1,605,944,547	1.28	0.40	1.85	8.99	10.58
VALIC Company I International Government Bond Fund	33,480,727	1.05	1.46	113,392,982	2.34	0.40	1.85	-7.59	-6.24

55

SEPARATE ACCOUNT A
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I International Growth Fund	101,043,997	2.29	2.38	596,229,933	0.00	0.40	1.85	12.11	13.75
VALIC Company I International Opportunities Fund	136,801,359	1.69	1.83	522,623,530	0.00	0.40	1.85	4.72	6.25
VALIC Company I International Socially Responsible Fund	40,023,219	2.20	2.30	369,270,878	1.70	0.40	1.85	10.39	12.00
VALIC Company I International Value Fund	400,871,584	1.16	1.23	618,767,572	1.65	0.00	1.85	5.08	7.04
VALIC Company I Large Cap Core Fund	145,700,934	3.75	3.92	688,127,725	0.34	0.40	1.85	23.75	25.55
VALIC Company I Mid Cap Index Fund	113,252,917	2.93	3.54	3,724,103,472	1.06	0.40	1.85	22.05	23.83
VALIC Company I Mid Cap Strategic Growth Fund	167,424,667	3.30	3.53	871,218,075	0.05	0.40	1.85	14.72	16.39
VALIC Company I Mid Cap Value Fund	94,684,225	2.51	2.79	874,069,221	0.00	0.40	1.85	25.45	27.28
VALIC Company I Moderate Allocation Lifestyle Fund	251,147,056	2.05	2.48	1,184,978,047	0.00	0.25	1.70	11.95	13.59
VALIC Company I Nasdaq-100 Index Fund	212,852,955	6.39	7.39	918,647,348	0.29	0.40	1.85	24.60	26.42
VALIC Company I Science & Technology Fund	181,081,539	5.54	6.48	3,041,714,403	0.04	0.40	1.85	9.96	11.57
VALIC Company I Small Cap Growth Fund	93,204,597	4.00	4.47	705,845,935	0.00	0.40	1.85	-6.64	-5.27
VALIC Company I Small Cap Index Fund	116,347,983	2.65	3.02	1,251,653,806	0.86	0.40	1.85	12.34	13.98
VALIC Company I Small Cap Special Values Fund	81,127,807	2.66	2.92	248,126,320	1.09	0.40	1.85	27.14	29.00
VALIC Company I Small Cap Value Fund	79,302,433	2.28	2.68	485,471,268	0.00	0.40	1.85	30.46	32.37
VALIC Company I Stock Index Fund	309,072,613	3.72	184.47	6,068,234,924	1.50	0.33	1.85	26.00	27.93
VALIC Company I Systematic Core Fund	79,663,895	3.30	3.45	670,314,770	0.23	0.40	1.85	23.94	25.75
VALIC Company I Systematic Growth Fund	202,244,583	2.93	4.76	1,016,876,328	0.00	0.00	1.85	14.25	16.38
VALIC Company I Systematic Value Fund	114,942,495	2.57	2.67	343,830,974	0.36	0.40	1.85	28.53	30.41
VALIC Company I U.S. Socially Responsible Fund	137,953,455	2.41	3.80	805,962,895	0.00	0.00	1.85	24.89	27.09
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	46,755,917	1.60	1.90	132,061,203	1.98	0.65	2.10	3.85	5.36
Vanguard LifeStrategy Growth Fund Investor Shares	94,644,220	2.23	2.31	362,381,685	1.94	0.65	2.10	11.98	13.61
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,324,753	1.91	2.13	342,461,460	1.94	0.65	2.10	7.79	9.36
Vanguard Long-Term Investment-Grade Fund Investor Shares	61,160,867	1.79	2.58	283,944,361	2.73	0.40	1.85	-4.18	-2.78
Vanguard Long-Term Treasury Fund Investor Shares	48,991,473	1.62	2.30	209,060,836	1.79	0.40	1.85	-6.41	-5.04
Vanguard Wellington Fund Investor Shares	339,770,497	1.93	2.42	2,282,957,890	1.72	0.00	2.10	16.54	19.01
Vanguard Windsor II Fund Investor Shares	295,711,317	2.93	3.09	2,202,134,953	1.21	0.65	2.10	26.29	28.14
(a)    Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)    These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.
(d)    These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)    These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
(f)      A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.
•On March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. announced that they have entered into a definitive agreement to combine in an all-stock merger. The transaction is expected to close by year-end 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

56

The Variable Annuity Life Insurance Company
(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)
Statutory Financial Statements and
Supplemental Information and
Report of Independent Auditors
At December 31, 2025 and 2024 and
for each of the three years ended December 31, 2025

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company
Opinions
We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.
Basis for Opinions
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

2

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with US GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
Supplemental Information
Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2026

3

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2025	2024
Admitted assets
Cash and investments
Bonds	$31,153	$32,632
Preferred stock	34	9
Common stock	264	226
Cash, cash equivalents and short-term investments	408	864
Mortgage loans	6,775	6,962
Real estate	1	—
Contract loans	381	398
Derivatives	225	376
Derivative cash collateral and deferred asset for SSAP 108	3	5
Other invested assets	1,537	1,884
Total cash and investments	40,781	43,356
Amounts receivable under reinsurance contracts	83	1
Current federal income tax recoverable	110	—
Deferred tax asset	156	228
Due and accrued investment income	411	468
Receivables from affiliates	92	90
Other assets	184	111
Separate account assets	41,648	40,783
Total admitted assets	$83,465	$85,037

See accompanying Notes to Statutory Financial Statements.

4

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2025	2024
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$32,602	$34,663
Liabilities for deposit-type contracts	5,470	5,716
Total policy reserves and contractual liabilities	38,072	40,379
Payable to affiliates	109	139
Amounts withheld or retained by Company as agent or trustee and held for agents' account	28	27
Current federal income taxes payable	—	48
Payable for securities lending	—	74
Repurchase agreements	5	443
Collateral for derivatives program	224	366
Accrued expenses and other liabilities	200	227
Net transfers to (from) separate accounts due or accrued	(37)	(54)
Asset valuation reserve	664	638
Separate account liabilities	41,648	40,783
Total liabilities	80,913	83,070
Commitments and contingencies (see Note 17)

Capital and surplus
Common stock, $1 par value; 7,000,000 shares authorized, 3,575,000 issued and outstanding	4	4
Gross paid-in and contributed surplus	1,999	1,999
Unassigned surplus	549	(36)
Total capital and surplus	2,552	1,967
Total liabilities and capital and surplus	$83,465	$85,037

See accompanying Notes to Statutory Financial Statements.

5

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2025	2024	2023
Revenues
Premiums and annuity considerations	$1,019	$3,349	$3,580
Net investment income	1,837	1,972	2,022
Amortization of interest maintenance reserve	(12)	(21)	(1)
Reserve adjustments on reinsurance ceded	(1,385)	(2,957)	(3,424)
Commissions and expense allowances	497	513	549
Separate account fees	417	410	389
Other income	228	226	215
Total revenues	2,601	3,492	3,330
Benefits and expenses
Annuity benefits	229	263	305
Surrender benefits	6,975	6,508	4,935
Other benefits	217	206	202
Change in reserves	(1,928)	(1,367)	(1,519)
Commissions	168	168	167
General insurance expenses	417	367	407
Net transfers to (from) separate accounts	(4,466)	(3,534)	(1,985)
Other expenses	567	569	494
Total benefits and expenses	2,179	3,180	3,006
Net gain from operations before dividends to policyholders and federal income taxes	422	312	324
Dividends to policyholders	—	—	—
Net gain from operations after dividends to policyholders and before federal income taxes	422	312	324
Federal income tax (benefit) expense	(51)	156	(73)
Net gain from operations	473	156	397
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	(19)	(50)	(50)
Net income	$454	$106	$347

See accompanying Notes to Statutory Financial Statements.

6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Other Than Special Surplus (Deficit) Funds	Gross Paid-In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2023	$4	$—	$2,297	$53	$2,354
Net income	—	—	—	347	347
Change in net unrealized capital gains (losses)	—	—	—	10	10
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	92	92
Change in deferred tax	—	—	—	(10)	(10)
Change in non-admitted assets	—	—	—	(41)	(41)
Change in asset valuation reserve	—	—	—	23	23
Change in surplus from separate accounts	—	—	—	15	15
Other changes in surplus in separate accounts	—	—	—	(15)	(15)
Additional paid-in surplus	—	—	—	—	—
Change in surplus as a result of reinsurance	—	—	—	(229)	(229)
Dividends	—	—	—	—	—
Prior period corrections	—	—	—	(10)	(10)
Balance, December 31, 2023	$4	$—	$2,297	$235	$2,536
Net income	—	—	—	106	106
Change in net unrealized capital gains (losses)	—	—	—	(31)	(31)
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(71)	(71)
Change in deferred tax	—	—	—	153	153
Change in non-admitted assets	—	—	—	(109)	(109)
Change in asset valuation reserve	—	—	—	141	141
Change in surplus from separate accounts	—	—	—	4	4
Other changes in surplus in separate accounts	—	—	—	(4)	(4)
Additional paid-in surplus	—	—	(298)	—	(298)
Change in surplus as a result of reinsurance	—	—	—	(207)	(207)
Dividends	—	—	—	(80)	(80)
Prior period corrections	—	—	—	(173)	(173)
Balance, December 31, 2024	$4	$—	$1,999	$(36)	$1,967
Net income	—	—	—	454	454
Change in net unrealized capital gains (losses)	—	—	—	(15)	(15)
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	200	200
Change in deferred tax	—	—	—	(86)	(86)
Change in non-admitted assets	—	—	—	123	123
Change in reserve on account of change in valuation basis	—	—	—	134	134
Change in asset valuation reserve	—	—	—	(26)	(26)
Change in surplus from separate accounts	—	—	—	19	19
Other changes in surplus in separate accounts	—	—	—	(19)	(19)
Change in surplus as a result of reinsurance	—	—	—	(199)	(199)
Balance, December 31, 2025	$4	$—	$1,999	$549	$2,552

See accompanying Notes to Statutory Financial Statements.

7

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2025	2024	2023
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$2,578	$3,348	$3,580
Net investment income collected	1,812	2,053	1,778
Other income	(1,088)	(1,807)	(2,270)
Total revenue received	3,302	3,594	3,088
Benefits paid	8,263	7,036	5,506
Net transfers to (from) separate accounts	(4,483)	(3,396)	(2,379)
Commissions and expenses paid	1,148	1,108	1,066
Federal income taxes paid (received)	7	(53)	316
Total benefits and expenses paid	4,935	4,695	4,509
Net cash used in operations	(1,633)	(1,101)	(1,421)
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	5,058	4,043	2,701
Stocks	6	19	14
Mortgage loans	959	658	691
Other invested assets	736	174	637
Other, net	—	1	2
Total proceeds from investments sold, matured or repaid	6,759	4,895	4,045
Cost of investments acquired:
Bonds	3,665	1,193	339
Stocks	27	3	3
Mortgage loans	706	390	561
Real estate	—	(1)	—
Other invested assets	167	185	403
Derivatives	(57)	(122)	123
Other, net	74	(74)	—
Total cost of investments acquired	4,582	1,574	1,429
Net adjustment in contract loans	(17)	(11)	(13)
Net cash provided by investing activities	2,194	3,332	2,629
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	—	(298)	—
Net deposits on (withdrawals from) deposit-type contracts	(381)	(618)	(840)
Dividends to parent	—	(80)	—
Change in securities lending	74	(74)	—
Other, net	(710)	(336)	(514)
Net cash used in financing and miscellaneous activities	(1,017)	(1,406)	(1,354)
Net increase (decrease) in cash, cash equivalents and short-term investments	(456)	825	(146)
Cash, cash equivalents and short-term investments at beginning of year	864	39	185
Cash, cash equivalents and short-term investments at end of year	$408	$864	$39

8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

Non-cash activities, excluded from above:
Non-cash tax-free transfer of bonds	204	—	—
Non-cash transfer from bonds to other invested assets	111	—	—
Non-cash internal transfer Fortitude Reinsurance Company recapture	30	—	—
Non-cash transfer of tax free stock	25	—	—
Non-cash transfer of taxable bonds	18	—	—
Non-cash interest capitalization	15	—	—
Non-cash corporate actions-bonds	10	41	—
Non-cash transfer from other invested assets to stocks	1	1	1
Non-cash transfer from mortgage loans to real estate	1	—	—
Non-cash transfer from bonds to common stock	1	—	—
Non-cash internal transfers mortgage loans	—	158	—
Non-cash transfer from general to separate account	—	97	—
Non-cash corporate action reclass to bonds	—	11	—
Non-cash transfer from separate to general account	—	6	212
Non-cash transfer from other invested assets to bond	—	6	—
Non-cash internal transfers other invested assets	—	2	—
Non-cash transfer from short term to bonds	—	1	—
Non-cash transfer from collateral other invested assets to bonds	—	—	100
Non-cash transfer from other invested assets to mortgage loans	—	—	20

See accompanying Notes to Statutory Financial Statements.

9

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
1. NATURE OF OPERATIONS
The Variable Annuity Life Insurance Company (“VALIC” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of American General Life Insurance Company (“AGL” or the “Parent”), a Texas-domiciled life insurance company, which is wholly owned by AGC Life Insurance Company (“AGC Life”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly-owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
Effective June 30, 2025, AGC Life made a capital contribution of all of the issued and outstanding common stock of the Company to AGL. The Company remains a wholly owned, albeit indirect, subsidiary of AGC Life and is directly owned 100% by AGL.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia. The Company was licensed in New York until December 31, 2025.
The Company provides retirement solutions in the United States to middle-income customers. The Company’s primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2025 or 2024 represented more than 10 percent of total annuity deposits.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.
The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.
The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.
The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $(1.5) billion, $2.8 billion and $(1.4) billion, respectively, while this report has $(1.4) billion, $2.6 billion and $(1.4) billion, respectively.
Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:
•    application of other-than-temporary impairments;
•     estimates with respect to income taxes, including recoverability of deferred tax assets;

10

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
• fair value measurements of certain financial assets; and
•     policy reserves for life, annuity and accident and health insurance contracts, including guarantees.
These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.
Significant Accounting Policies
Bonds include debt instruments classified as either issuer credit obligations (“ICO”) or asset-backed securities (“ABS”). Bonds, not backed by other loans, that qualify as issuer credit obligations under the principles-based bond definition are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.
ABS include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), other asset-backed securities, pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. ABS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for ABS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and other ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its ABS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.
Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.
NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects risk-based capital (“RBC”). The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.
Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.
Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
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fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.
Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.
Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.
Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.
Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.
Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.
Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.
Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.
The Company designated, under Statement of Statutory Accounting Principles (“SSAP”) 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. The Company also designated certain interest rate swaps as effective hedges of certain fixed-rate liabilities.
Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.
Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee,

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.
All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.
Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.
In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.
Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.
Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.
The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than ABS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds is written down to fair value and the amount of the write-down is recognized as a realized capital loss.
For ABS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the ABS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the ABS or does not have the intent and ability to retain the ABS until recovery. If the decline is interest-related, the ABS is written down to fair value.
In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.
Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $687 million and $810 million at December 31, 2025 and 2024, respectively.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For ABS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.
Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.
Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees, and market-value-adjusted (“MVA”) fixed annuity contracts, for which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with subsection 21 of the Valuation Manual (“VM-21”).
Policy reserves are established according to different methods.
Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.
Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products. Life insurance policies issued prior to January 1, 2020 continue to be reserved for using legacy formula‑based methods, including the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions than under legacy reserving methodologies. The Company calculates reserves for fixed index annuities, both with and without guaranteed minimum withdrawal benefits (“GMWB”), in accordance with the Commissioners’ Annuities Reserve Valuation Method (“CARVM”).
The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.
The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $70 million and $109 million at December 31, 2025 and 2024, respectively.
A majority of the Company’s variable annuity products include a guaranteed minimum death benefit (“GMDB”) and/or a GMWB. Reserves for GMDB and GMWB benefits are included in the VM-21 reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for applicable products are contained in VM-21, Requirements for Principle-Based Reserves for Variable Annuities, which incorporates a principle‑based reserving framework.
Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.
Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.
Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.
Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.
Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are recorded directly to the liability for deposit-type contracts and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.
General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.
Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, AGL, The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.
Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.
A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.
The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.
Accounting Changes
The Company adopted the substantive changes made to SSAP 26, Bonds, SSAP 21, Other Admitted Assets, and SSAP 43, Asset-Backed Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond. Pursuant to the transition guidance, the reclassification of investments that no longer qualify as bonds reduced unassigned surplus by $(8) million.
SSAP No. 86, Derivatives, was revised to adopt with modification derivative guidance from ASU 2017-12, Derivatives and Hedging and ASU 2022-01, Fair Value Hedging – Portfolio Layer Method, to include guidance for the portfolio layer method and partial-term hedges. These revisions were effective January 1, 2023. A partial-term hedge is a hedge for a portion of the time to maturity of a fixed rate asset (liabilities are not included contrary to U.S. GAAP). The portfolio layer method permits reporting entities to designate the portion of a closed portfolio of financial assets, beneficial interests secured by financial assets, or a combination of the two, that is not expected to be prepaid during the hedge period as the hedged item in a fair value hedge.
Correction of Errors
SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.
In 2024, out-of-period errors were identified and corrected primarily related to net investment income and VM-21 reserves. These corrections decreased unassigned surplus by $173 million. The net investment income errors resulted in overstatements of net investment income and pre-tax income of $68 million in 2023 and $23 million in 2022. The VM-21 reserve error resulted in an understatement of net transfers due to (from) separate accounts due or accrued and a corresponding overstatement of pre-tax income of $12 million in 2023. This same error resulted in an overstatement of net transfers due to (from) separate accounts due or accrued and a corresponding understatement of pre-tax income of $71 million in 2022, with the largest annual impact being in 2020 and prior. These errors resulted in an overstatement of unassigned surplus of $156 million at December 31, 2023 and $79 million at December 31, 2022. The Company believes that these errors are not material to the prior year financial statements taken as a whole. As such, the Company has reflected the adjustments necessary to correct these errors as direct charges to unassigned surplus in 2024 in accordance with SSAP 3.
In 2023, out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $11 million.
The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.
Differences in Statutory Accounting and U.S. GAAP Accounting
The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.
Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.
Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For ABS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than ABS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and other ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.
Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.
Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.
Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.
Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporates either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.
Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.
Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.
Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.
Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.
Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.
Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.
Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are recorded directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation

18

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.
Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.
Under SAP, individual insurance reserves are determined using a combination of principle‑based reserving frameworks (including VM‑20) and legacy formula‑based methods, including CRVM. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.
Under SAP, individual deferred annuity reserves are determined using applicable principle‑based reserving requirements and legacy reserving methods, including CARVM. Under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.
Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.
Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.
Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.
Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, VM-21 or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.
Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.
Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not

19

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.
Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.
3. INVESTMENTS

Bonds and Equity Securities
The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2025
Issuer credit obligations
U.S. government obligations	$226	$5	$—	$231
Other U.S. government obligations	5	—	—	5
Non-U.S. sovereign jurisdiction securities	755	9	(130)	634
Municipal bonds - general obligations (direct & guaranteed)	250	—	(21)	229
Municipal bonds - special revenue	826	1	(112)	715
Project finance bonds issued by operating entities	864	2	(94)	772
Corporate bonds	17,062	77	(2,896)	14,243
Single entity backed obligations	462	1	(39)	424
Bonds issued by funds representing operating entities	2,427	8	(163)	2,272
Bank loans - acquired	541	11	(14)	538
Total issuer credit obligations	23,418	114	(3,469)	20,063
Asset-backed securities
Agency residential MBS (exempt)	160	—	(21)	139
Agency commercial MBS (exempt)	39	—	(11)	28
Agency residential MBS (non-exempt)	964	—	(100)	864
Agency commercial MBS (non-exempt)	255	—	(32)	223
Non-agency residential MBS	1,324	106	(59)	1,371
Non-agency commercial MBS	1,921	13	(129)	1,805
Non-agency - CLOs/CBOs/CDOs	391	14	(1)	404
Other financial ABS	647	26	(26)	647
Equity backed securities – not self-liquidating	345	1	(12)	334
Other non-financial ABS - practical expedient	38	—	(5)	33
Lease-backed - full analysis	555	3	(40)	518
Other non-financial ABS - full analysis	1,096	6	(65)	1,037
Total asset-backed securities	7,735	169	(501)	7,403
Preferred stock	34	—	—	34
Common stock*	264	—	—	264
Total equity securities	298	—	—	298
Total	$31,451	$283	$(3,970)	$27,764

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:
U.S. government obligations	$567	$5	$(43)	$529
All other governments	912	6	(177)	741
States, territories and possessions	165	—	(19)	146
Political subdivisions of states, territories and possessions	98	—	(12)	86
Special revenue	2,193	—	(326)	1,867
Industrial and miscellaneous	27,918	200	(4,294)	23,824
Hybrid securities	105	1	(5)	101
Bank loans	674	6	(19)	661
Parent, subsidiaries and affiliates	—	—	—	—
Total bonds	32,632	218	(4,895)	27,955
Preferred stock	9	—	—	9
Common stock*	226	—	—	226
Total equity securities	235	—	—	235
Total	$32,867	$218	$(4,895)	$28,190
* Common stock includes $189 million and $170 million of investments in affiliates at December 31, 2025 and 2024, respectively.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Bonds and Equity Securities in Loss Positions
The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
Issuer credit obligations
U.S. government obligations	$—	$—	$3	$—	$3	$—
Other U.S. government obligations	2	—	—	—	2	—
Non-U.S. sovereign jurisdiction securities	23	(4)	494	(126)	517	(130)
Municipal bonds - general obligations (direct & guaranteed)	13	(1)	195	(20)	208	(21)
Municipal bonds - special revenue	40	(3)	610	(109)	650	(112)
Project finance bonds issued by operating entities	52	(1)	528	(93)	580	(94)
Corporate bonds	1,131	(130)	10,043	(2,766)	11,174	(2,896)
Single entity backed obligations	75	(8)	278	(31)	353	(39)
Bonds issued by funds representing operating entities	206	(6)	1,588	(157)	1,794	(163)
Bank loans - acquired	74	(3)	163	(11)	237	(14)
Total issuer credit obligations	1,616	(156)	13,902	(3,313)	15,518	(3,469)
Asset-backed securities
Equity backed securities – not self-liquidating	10	—	233	(11)	243	(11)
Agency commercial MBS (exempt)	—	—	28	(11)	28	(11)
Agency commercial MBS (non-exempt)	4	(1)	220	(31)	224	(32)
Agency residential MBS (exempt)	4	—	135	(21)	139	(21)
Agency residential MBS (non-exempt)	206	(25)	634	(75)	840	(100)
Non-agency - CLOs/CBOs/CDOs	87	(1)	1	—	88	(1)
Non-agency commercial MBS	50	(3)	1,426	(127)	1,476	(130)
Non-agency residential MBS	135	(3)	515	(59)	650	(62)
Other financial ABS	38	(1)	301	(25)	339	(26)
Lease-backed - full analysis	42	—	395	(41)	437	(41)
Other non-financial ABS - full analysis	126	(1)	667	(64)	793	(65)
Other non-financial ABS - practical expedient	—	—	22	(4)	22	(4)
Total asset-backed securities	702	(35)	4,577	(469)	5,279	(504)
Preferred stock	1	—	—	—	1	—
Common stock	1	—	—	—	1	—
Total equity securities	2	—	—	—	2	—
Total	2,320	(191)	18,479	(3,782)	20,799	(3,973)

22

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024
Bonds:
U.S. government obligations	$19	$(1)	$169	$(42)	$188	$(43)
All other governments	127	(3)	582	(174)	709	(177)
U.S. States, territories and possessions	6	—	140	(19)	146	(19)
Political subdivisions of states, territories and possessions	27	(2)	55	(9)	82	(11)
Special revenue	160	(8)	1,698	(318)	1,858	(326)
Industrial and miscellaneous	3,562	(352)	17,228	(3,946)	20,790	(4,298)
Hybrid securities	14	(1)	42	(4)	56	(5)
Bank loans	87	(4)	240	(23)	327	(27)
Total bonds	$4,002	$(371)	$20,154	$(4,535)	$24,156	$(4,906)
Preferred stock	8	—	—	—	8	—
Common stock	—	—	—	—	—	—
Total equity securities	8	—	—	—	8	—
Total	$4,010	$(371)	$20,154	$(4,535)	$24,164	$(4,906)
As of December 31, 2025 and 2024, the number of bonds and equity securities in an unrealized loss position was 2,860 and 3,470, respectively. Bonds comprised 2,858 of the total, of which 2,417 were in a continuous loss position greater than 12 months at December 31, 2025. Bonds comprised 3,469 of the total, of which 2,761 were in a continuous loss position greater than 12 months at December 31, 2024.
The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2025 and 2024, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.
Contractual Maturities of Bonds and Short-Term Investments
The following table presents the statement value and fair value of bonds and short-term investments by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2025
Due in one year or less	$869	$865
Due after one year through five years	5,260	5,229
Due after five years through ten years	4,076	3,880
Due after ten years through twenty years	4,983	4,377
Due after twenty years	8,230	5,712
ABS	7,735	7,403
Total	$31,153	$27,466
Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.
Bonds in or near default as to payment of principal or interest had a statement value of $27 million and $50 million at December 31, 2025 and 2024, respectively, which is the fair value. At December 31, 2025 and 2024, the Company had no income excluded from due and accrued for bonds.
At December 31, 2025, the Company’s bond portfolio included bonds totaling $1.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4

23

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
percent of invested assets. These below investment grade securities, excluding structured securities, span across 17 industries. At December 31, 2024, the Company’s bond portfolio included bonds totaling $1.7 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 12 industries.
The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2025	2024
Consumer cyclical	20.0%	20.5%
Consumer noncyclical	15.7	16.2
Energy	—	7.9
Other	—	18.7
ABS
The Company determines fair value of ABS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s RMBS, CMBS, collateralized debt obligations (“CDO”) and other ABS are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the ABS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.
The following table presents the statement value and fair value of ABS:

	December 31, 2025		December 31, 2024
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Asset-backed securities	$7,735	$7,403	$8,950	$8,418
Prepayment assumptions for single class, multi-class mortgage-backed and other ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.
At December 31, 2025 and 2024, the Company had exposure to a variety of ABS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.
At December 31, 2025 and 2024, the Company did not have any ABS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.
During 2025, 2024 and 2023, the Company recognized total OTTI of $1 million, $13 million and $2 million, respectively, on ABS that were still held by the Company. In addition, at December 31, 2025 and 2024, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

24

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table summarizes the fair value and aggregate amount of unrealized losses on ABS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
ABS	$702	$(35)	$4,577	$(469)	$5,279	$(504)
December 31, 2024
ABS	$889	$(63)	$5,318	$(648)	$6,207	$(711)
In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.
The Company does not have any ABS for which it is not practicable to estimate fair values.
The following table presents the rollforward of non-interest related OTTI for ABS:

	December 31,
(in millions)	2025	2024
Balance, beginning of year	$350	$362
Increases due to:
Credit impairment on new securities subject to impairment losses	—	13
Additional credit impairment on previously impaired investments	1	—
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	14	25
Balance, end of year	$337	$350
See Note 4 for a list with each ABS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2025.
Mortgage Loans
Mortgage loans had outstanding principal balances of $7.0 billion and $7.1 billion at December 31, 2025 and 2024, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2025 had maturity dates ranging from 2024 to 2065.
The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

25

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2025	2024
Geographic distribution:
Mid-Atlantic	30.2%	31.0%
Foreign	13.1	14.0
Pacific	19.2	19.6
South Atlantic	14.4	13.0
West South Central	3.7	3.5
East North Central	5.9	5.6
New England	5.8	5.9
Mountain	4.7	4.9
East South Central	2.5	2.2
West North Central	0.5	0.3
Total	100.0%	100.0%
Property type distribution:
Multi-family	34.3%	36.3%
Office	23.8	23.1
Retail	11.5	12.4
Industrial	13.8	12.4
Hotel/Motel	6.5	7.5
Other	10.1	8.3
Total	100.0%	100.0%
At December 31, 2025, there were 128 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 73.7 percent of this portfolio.
The following table presents the minimum and maximum lending rates for new mortgage loans during 2025 and 2024:

	Years Ended December 31,
	2025		2024
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	7.58%	3.00%	9.75%	5.02%
Multi-family	7.47	5.25	8.80	7.24
Retail	3.45	3.45	7.05	7.05
Industrial	6.29	4.08	7.48	4.52
Hotel/Motel	—	—	—	—
Other	8.99	5.72	9.45	7.02
The Company reduced interest rates on one loan during 2025. The Company reduced interest rates on one loan during 2024.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 88 percent and 82 percent, in 2025 and 2024, respectively.
At December 31, 2025, and 2024, the Company held $335 million and $354 million, respectively, in impaired mortgages with $132 million and $123 million, respectively, of related allowances for credit losses. There were $203 million impaired mortgage loans without a specific allowance at December 31, 2025. There were no impaired mortgage loans without a related allowance at December 31, 2024. The Company’s average recorded investment in impaired loans was $340 million and $240 million, at December 31, 2025 and 2024, respectively. The Company recognized interest income on impaired loans of $2 million, $5 million and $0 million, in 2025, 2024 and 2023, respectively.

26

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2025	2024	2023
Balance, beginning of year	$145	$91	$75
Additions (reductions) charged to unrealized capital loss	26	54	30
Direct write-downs charged against allowance	(7)	—	(14)
Balance, end of year	$164	$145	$91
During 2025, the Company derecognized $1 million of mortgage loans and recognized $1 million of real estate collateral as a result of foreclosure.
The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.
The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2025	2024
Current	$6,671	$6,854
30 - 59 days past due	12	53
60 - 89 days past due	4	16
90 - 179 days past due	85	39
Greater than 180 days past due	3	—
Total	$6,775	$6,962
At December 31, 2025 and 2024, the Company had mortgage loans outstanding under participant or co-lender agreements of $5.9 billion and $5.4 billion, respectively.
The Company had $167 million and $92 million in restructured loans at December 31, 2025 and 2024, respectively.
Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2025:

(in millions)	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$8	—%	$275	0.70	$—	—%
b. 91% to 95%	4	—	34	0.10	—	—
c. 81% to 90%	32	0.10	247	0.60	—	—
d. 71% to 80%	98	0.20	764	1.80	—	—
e. below 70%	511	1.20	4,965	11.90	—	—
Troubled Debt Restructuring
The Company held no restructured debt for which impairment was recognized for both December 31, 2025 and 2024. The Company had $1 million of outstanding commitments to debtors that held loans with restructured terms at both December 31, 2025 and 2024.

27

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Real Estate
The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2025	2024
Properties occupied by the Company	$—	$—
Properties held for production of income	—	—
Properties held for sale	1	—
Total	$1	$—
The Company recognized gains of $0 million in 2025. The Company recognized no gains or losses in 2024 or 2023. The Company did not recognize any impairment write-downs for its investments in real estate in 2025 or 2024. The Company recognized $2 million in impairment write-downs for its investments in real estate in 2023.
Other Invested Assets
The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2025	2024
Investments in limited liability companies	$352	$694
Investments in limited partnerships	793	763
Other investments	353	413
Receivable for securities	41	21
Non-admitted assets	(2)	(7)
Total	$1,537	$1,884
The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $350 million and $359 million at December 31, 2025 and 2024, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.
The Company recorded impairment write-downs in joint ventures was $6 million, $3 million and $8 million during 2025, 2024 and 2023, respectively.
Net Investment Income
The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$1,376	$1,463	$1,692
Preferred stocks	1	1	—
Common stocks	3	1	3
Cash and short-term investments	23	15	8
Mortgage loans	314	330	334
Real estate*	—	1	2
Contract loans	20	20	21
Derivatives	6	74	(18)
Investment income from affiliates	131	149	75
Other invested assets	63	40	54
Gross investment income	1,937	2,094	2,171
Investment expenses	(100)	(122)	(149)
Net investment income	$1,837	$1,972	$2,022
* Includes amounts for the occupancy of Company-owned property of $0 million, $2 million and $2 million in 2025, 2024 and 2023, respectively.

28

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Net Realized and Unrealized Capital Gains (Losses)
The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$(206)	$(220)	$(83)
Preferred stocks	—	—	(4)
Common stocks	—	—	3
Cash and short-term investments	(3)	(8)	(4)
Mortgage loans	(12)	(34)	(13)
Real estate	—	(2)	(2)
Derivatives	21	70	(51)
Other invested assets	1	(23)	44
Realized capital gains (losses)	(199)	(217)	(110)
Federal income tax (expense) benefit	42	46	23
Net (gains) losses transferred to IMR	138	121	37
Net realized capital gains (losses)	$(19)	$(50)	$(50)
During 2025, 2024, and 2023, the Company recognized $38 million, $63 million, and $14 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2025	2024	2023
Proceeds	$2,204	$1,041	$719

Gross realized capital gains	$6	$11	$11
Gross realized capital losses	(179)	(161)	(52)
Net realized capital gains (losses)	$(173)	$(150)	$(41)
The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$143	$(74)	$64
Preferred and common stocks	38	(2)	34
Mortgage loans	77	(63)	33
Derivatives	(116)	97	(36)
Other invested assets	87	(67)	4
Other	—	—	—
Federal income tax (expense) benefit	(44)	7	2
Net change in unrealized gains (losses) of investments	$185	$(102)	$101
Net Negative (Disallowed) Interest Maintenance Reserve (IMR)
(in millions)
(1)    Net negative (disallowed) IMR

Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
$(128)	$(127)	$—	$(1)

29

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
(2)     Negative (disallowed) IMR admitted

Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
$(128)	$(127)	$—	$(1)
(3)    Calculated adjusted capital and surplus - based on September 30, 2025

General account capital and surplus	$2,373
Less:
Net positive goodwill (admitted)	—
EDP equipment and operating system software (admitted)	—
Net deferred tax assets (admitted)	228
Net negative (disallowed) IMR (admitted)	119

Adjusted capital and surplus	$2,026

(4)    The percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (including what is admitted in the general account and what is recognized as an asset in the separate account) is 6.3%.

The Company attests that:

a.    Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.
b.    IMR losses for fixed income related derivatives are not applicable.
c.    There was no deviation to item a. above.
d.    Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures.
4. ASSET-BACKED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

ABS
The following table presents the ABS held by the Company at December 31, 2025 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
617451CW7	$8,887	$8,160	$727	$8,160	$8,160	3/31/2025
Year-end Total	8,887	8,160	727	8,160	8,160
None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.
5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending
As of December 31, 2025, the Company had no securities loaned under the securities lending program. At December 31, 2024, the Company had securities with a carrying value of $84 million and a fair value of $72 million loaned to unaffiliated third parties.

30

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	—	72
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	—	72
Securities collateral received	—	—
Total collateral received	$—	$72
There was no cash collateral reinvested related to the securities lending program as of December 31, 2025 and 2024.
Repurchase Agreements
At December 31, 2025 and 2024, bonds with a fair value of approximately $6 million and $452 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.
The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	5	443
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	5	443
Securities collateral received	—	—
Total collateral received	$5	$443
The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$6	$5	$6	$6
2. Overnight	6	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	54	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$—	$5	$6	$6
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	54	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the Company’s liability to return collateral for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$65	$5	$6	$6
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$54	$5	$6	$6
2. Securities Collateral (FV)	—	—	—	—
The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.
The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$531	$452
Greater than three years	6	6	—	—
Subtotal	6	6	531	452
Securities collateral received	—	—	—	—
Total collateral reinvested	$6	$6	$531	$452
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$61	$6	$6	$6
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	54	6	6	6

32

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

	1	2	3	4
(in millions)	None	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a. ICO - BACV	$—	$—	$6	$—
b. ICO - FV	—	—	6	—
c. ABS - BACV	—	—	—	—
d. ABS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	6	—
q. Total Assets - FV	—	—	6	—

	5	6	7	8
(in millions)	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Ending Balance
a. ICO - BACV	$—	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - BACV	—	—	—	—
d. ABS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—
Collateral Received – Secured Borrowing:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$54	$5	$6	$6
2. Securities (FV)	—	—	—	—

b. Ending Balance
1. Cash	$54	$5	$6	$6
2. Securities (FV)	—	—	—	—

33

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Cash and Non-Cash Collateral Received – Secured Borrowing by NAIC Designation:

		1	2	3	4
(in millions)		None	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a.	Cash	$6	$—	$—	$—
b.	ICO - FV	—	—	—	—
c.	ABS - FV	—	—	—	—
d.	Preferred Stock - FV	—	—	—	—
e.	Common Stock	—	—	—	—
f.	Mortgage Loans - FV	—	—	—	—
g.	Real Estate - FV	—	—	—	—
h.	Derivatives - FV	—	—	—	—
i.	Other Invested Assets - FV	—	—	—	—
j.	Total Assets - FV	6	—	—	—

		5	6	7	8
		NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Ending Balance
a.	Cash	$—	$—	$—	$—
b.	ICO - FV	—	—	—	—
c.	ABS - FV	—	—	—	—
d.	Preferred Stock - FV	—	—	—	—
e.	Common Stock	—	—	—	—
f.	Mortgage Loans - FV	—	—	—	—
g.	Real Estate - FV	—	—	—	—
h.	Derivatives - FV	—	—	—	—
i.	Other Invested Assets - FV	—	—	—	—
j.	Total Assets - FV	—	—	—	—

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.
The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2025	2024
On deposit with states	$3	$3
Collateral held on securities lending	—	72
FHLB stock and collateral pledged	1,380	1,445
NY Security Account	778	—
Subject to repurchase agreements	6	531
Collateral for derivatives	3	4
Other restricted assets	24	—
Total	$2,194	$2,055
7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

34

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
All derivative instruments are recognized in the financial statements. Derivatives that do not qualify for hedge accounting are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains and losses, net of deferred taxes. Derivatives which qualify for hedge accounting are accounted at carrying value. The change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.
The Company elected fair value hedge accounting for the hedge of a portfolio of similar assets using the “portfolio layer method.” The portfolio layer method represents a method of achieving hedge accounting that is allowed pursuant to guidance in SSAP 86, Derivatives.
The Company is hedging the risk of changes in the fair value of a designated specified percentage of a closed portfolio of purchased fixed-rate investment assets that is attributable to changes in a benchmark interest rate. The Company is hedging the portfolio on a partial term basis. The hedged item, terminated in August 2024, was the last $1.8 billion of financial assets in a closed portfolio for a 5-year period. A proportionate amount of interest rate swaps has been designated as the hedging instruments.

For the purposes of supporting the five-year hedge relationship, portfolio assets with a term greater than five years are assumed to be five-year assets using the partial-term hedging guidance. By electing to hedge the benchmark interest rate component of the contractual cash flows, the hedged assets will have an assumed coupon based on a five-year benchmark interest rate (i.e., SOFR). As a result, the hedged components of the different tenor assets are considered similar when performing the similar asset analysis.

Pursuant to fair value hedge accounting, the swaps hedging the portfolio of fixed-interest investments have been reported on the same basis (i.e., amortized cost) as the hedged target. The amortized cost basis of the interest rate swaps was zero at December 31, 2025.

In August 2024, the swaps and hedging relationship were terminated. Accrued interest of $15 million was recognized in 2024 income, and a loss of $62 million was applied as an adjustment to the book value of the hedged items and will be amortized into net investment income over the life of the bonds.

The Company recognized a net unrealized capital loss of $115 million in 2025, unrealized capital loss of $96 million in 2024 and unrealized capital loss of $38 million in 2023, related to derivatives that did not qualify for hedge accounting.
Net cash collateral received for derivative transactions increased in the year 2025, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2025, the Company held $224 million of collateral for derivatives, which is invested in cash, cash equivalents and/or short-term investments.
Refer to Note 3 for disclosures related to net realized capital gains (losses).
Swaps, Options and Futures
Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.
Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.
Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts

35

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.
Interest Rate Risk
Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.
Currency Risk
Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.
Equity Risk
Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.
For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions, and such an ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.
The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

36

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2025			December 31, 2024
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$—	$—	$—	$3	$—	$—
Foreign exchange contracts	1,194	103	103	2,689	242	240
Equity contracts	3,495	247	247	3,839	208	208
Other contracts	—	—	—	—	—	—
Derivative assets, gross	4,689	350	350	6,531	450	448
Counter party netting*	—	(125)	(125)	—	(74)	(74)
Derivative assets, net	$4,689	$225	$225	$6,531	$376	$374
Liabilities:
Interest rate contracts	$584	$—	$3	$515	$2	$14
Foreign exchange contracts	1,412	26	26	45	1	1
Equity contracts	1,232	99	99	985	71	71
Other contracts	—	—	—	—	—	—
Derivative liabilities, gross	3,228	125	128	1,545	74	86
Counter party netting*	—	(125)	(125)	—	(74)	(74)
Derivative liabilities, net	$3,228	$—	$3	$1,545	$—	$12
* Represents netting of derivative exposures covered by a qualifying master netting agreement.
The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2025		December 31, 2024
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$350	$125	$449	$74
Amount offset	(125)	(125)	(73)	(74)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$225	$—	$376	$—
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2025		December 31, 2024
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$—	—	$3	2025
Foreign exchange contracts	1,194	2051	2,689	2051
Equity contracts	3,495	2027	3,839	2026
Derivative liabilities:
Interest rate contracts	584	2027	515	2027
Foreign exchange contracts	1,412	2051	45	2051
Equity contracts	1,232	2027	985	2025
The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.
The credit exposure to the Company’s derivative contracts aggregated $160 million and $40 million at December 31, 2025 and 2024, respectively.

37

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. FAIR VALUE INSTRUMENTS

Fair Value Measurements
The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.
Fair Value Hierarchy
Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•     Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.
•     Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•     Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.
Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.
Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.
Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.
Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

38

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.
Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.
Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.
Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.
Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.
Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.
Valuation Methodologies of Financial Instruments Measured at Fair Value
Bonds
Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.
The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.
Common Stocks (Unaffiliated)
Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

39

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Freestanding Derivatives
Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.
OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.
Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Separate Account Assets
Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

40

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Assets and Liabilities Measured at Fair Value
The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2025
Assets at fair value:
Bonds
Issuer Credit Obligations	$—	$15	$8	$—	$23
Asset Backed Securities	—	—	4	—	4
Industrial and miscellaneous	—	—	—	—	—
Total bonds	—	15	12	—	27
Preferred stock
Industrial and miscellaneous	—	—	—	—	—
Total preferred stock	—	—	—	—	—
Common stock
Industrial and miscellaneous	—	—	20	—	20
Total common stock	—	—	20	—	20
Derivative assets:
Interest rate contracts	—	—	—	—	—
Foreign exchange contracts	—	103	—	—	103
Equity contracts	—	159	88	—	247
Counterparty netting	—	—	—	(125)	(125)
Total derivative assets	—	262	88	(125)	225
Separate account assets	40,360	95	—	—	40,455
Total assets at fair value	$40,360	$372	$120	$(125)	$40,727
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	26	—	—	26
Equity contracts	—	90	9	—	99
Counterparty netting	—	—	—	(125)	(125)
Total derivative liabilities	—	116	9	(125)	—
Total liabilities at fair value	$—	$116	$9	$(125)	$—
December 31, 2024
Assets at fair value:
Bonds
U.S. special revenue	$—	$—	$—	$—	$—
Industrial and miscellaneous	—	35	8	—	43
Total bonds	—	35	8	—	43
Preferred stock
Industrial and miscellaneous	—	—	—	—	—
Total preferred stock	—	—	—	—	—
Common stock
Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	—	—	—	—
Foreign exchange contracts	—	241	—	—	241
Equity contracts	—	127	81	—	208
Counterparty netting	—	—	—	(74)	(74)
Total derivative assets	—	368	81	(74)	375
Separate account assets	39,576	98	—	—	39,674
Total assets at fair value	$39,576	$501	$89	$(74)	$40,092
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1	$—	$—	$1
Foreign exchange contracts	—	1	—	—	1
Equity contracts	—	71	—	—	71
Counterparty netting	—	—	—	(74)	(74)
Total derivative liabilities	—	73	—	(74)	(1)
Total liabilities at fair value	$—	$73	$—	$(74)	$(1)
* Represents netting of derivative exposures covered by a qualifying master netting agreement.

41

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Changes in Level 3 Fair Value Measurements
The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2023	$2	$3	$—	$43	$48	$—
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(2)	(3)	—	(54)	(59)	—
Included in surplus	—	—	—	44	44	—
Purchases, issuances and settlements	—	—	—	85	85	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$—	$—	$—	$118	$118	$—
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(1)	—	—	67	66	—
Included in surplus	(2)	—	—	(32)	(34)	—
Purchases, issuances and settlements	(1)	—	—	(71)	(72)	—
Transfers into Level 3	15	—	—	—	15	—
Transfers out of Level 3	(2)	—	—	—	(2)	—
Balance, December 31, 2024	$9	$—	$—	$82	$91	$—
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(3)	—	—	30	27	—
Included in surplus	2	—	19	42	63	—
Purchases, issuances and settlements	(7)	—	1	(66)	(72)	9
Transfers into Level 3	16	—	—	—	16	—
Transfers out of Level 3	(5)	—	—	—	(5)	—
Balance, December 31, 2025	$12	$—	$20	$88	$120	$9
Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.
In both 2025 and 2024, there were no transfers between Level 1 and Level 2 securities.
Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2025 and 2024 may include changes in fair value that were attributable to both observable and unobservable inputs.

42

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Quantitative Information About Level 3 Fair Value Measurements
The following table presents the Company’s quantitative information about level 3 fair value measurements at December 31, 2025.

December 31, 2025	Fair Value at December 31, 2025	Valuation Technique	Unobservable Input	Unobservable Input Range (Weighted Average)
Assets:
RMBS	4	Discounted Cash Flow	Prepayment Speed (VPR)	6.42% - 10.85% (8.64%)
			Loss severity	30.97% - 63.09% (47.03%)
			Constant default rate	0.06% - 9.76% (3.96%)
			Yield	5.98% - 6.50% (6.24%)
Gross Basis Fair Value Measurements
The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2025
Derivative assets at fair value	$—	$262	$88	$350
Derivative liabilities at fair value	—	(116)	(9)	(125)

December 31, 2024
Derivative assets at fair value	$—	$368	$81	$449
Derivative liabilities at fair value	—	(73)	—	(73)

43

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Fair Value Information about Financial Instruments Not Measured at Fair Value
The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2025
Assets:
Issuer Credit Obligations	$20,039	$23,395	$—	$19,661	$378
Asset Backed Securities	7,398	7,731	—	4,036	3,362
Preferred stocks	34	34	—	9	25
Common stocks	55	55	—	55	—
Cash, cash equivalents
and short-term investments	408	408	408	—	—
Mortgage loans	6,518	6,775	—	—	6,518
Contract loans	381	381	—	—	381
Derivatives	(4)	—	—	(4)	—
Receivables for securities	41	41	—	41	—
Separate account assets	1,193	1,193	—	1,193	—
Liabilities:
Policy reserves and contractual liabilities	42,387	38,698	—	—	42,387
Payable for securities	—	—	—	—	—
Payable for securities lending	—	—	—	—	—
December 31, 2024
Assets:
Bonds	$27,909	$32,589	$—	$24,144	$3,765
Preferred stocks	9	9	—	9	—
Common stocks	56	56	—	56	—
Cash, cash equivalents
and short-term investments	864	864	863	1	—
Mortgage loans	6,351	6,962	—	—	6,351
Contract loans	398	398	—	—	398
Derivatives	(13)	—	—	(13)	—
Receivables for securities	21	21	—	21	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	1,109	1,109	—	1,109	—
Liabilities:
Policy reserves and contractual liabilities	43,310	40,325	—	—	43,310
Payable for securities	—	—	—	—	—
Payable for securities lending	74	74	—	74	—

44

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2025	2024
Life insurance	$—	$—
Annuities (excluding supplementary contracts with life contingencies)	32,811	34,220
Supplementary contracts with life contingencies	236	252
Accidental death benefits	—	—
Disability - active lives	—	—
Disability - disabled lives	—	—
Excess of VM-21 reserves over basic reserves	84	82
Deficiency reserves	—	—
Other miscellaneous reserve	70	109
Gross life and annuity reserves	33,201	34,663
Reinsurance ceded	(599)	—
Net life and annuity reserves	32,602	34,663
Accident and health reserves
Unearned premium reserves	—	—
Present value of amounts not yet due on claims	—	—
Additional contract reserves	—	—
Gross accident and health reserves	—	—
Reinsurance ceded	—	—
Net accident and health reserves	—	—
Aggregate policy reserves	$32,602	$34,663
The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:
A. Individual Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$8,949	$1,225	$—	$10,174	23.21%
b. At book value less current surrender charge of 5% or more	892	—	—	892	2.03%
c. At fair value	—	—	19,659	19,659	44.85%
d. Total with market adjustment or at fair value	9,841	1,225	19,659	30,725	70.09%
e. At book value without adjustment (minimal or no charge or adjustment)	12,554	—	—	12,554	28.64%
(2) Not subject to discretionary withdrawal	530	—	28	558	1.27%
(3) Total (gross: direct + assumed)	$22,925	$1,225	$19,687	$43,837	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$22,925	$1,225	$19,687	$43,837
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$304	$37	$—	$341
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

45

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$8,056	$1,124	$—	$9,180	20.64%
b. At book value less current surrender charge of 5% or more	1,335	—	—	1,335	3.00%
c. At fair value	—	—	19,557	19,557	43.98%
d. Total with market adjustment or at fair value	9,391	1,124	19,557	30,072	67.62%
e. At book value without adjustment (minimal or no charge or adjustment)	13,719	—	—	13,719	30.85%
(2) Not subject to discretionary withdrawal	652	—	26	678	1.53%
(3) Total (gross: direct + assumed)	$23,762	$1,124	$19,583	$44,469	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$23,762	$1,124	$19,583	$44,469
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$361	$37	$—	$398
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.
B. Group Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$935	$—	$2,229	$3,164	10.26%
b. At book value less current surrender charge of 5% or more	2,801	—	—	2,801	9.09%
c. At fair value	—	95	18,380	18,475	59.93%
d. Total with market adjustment or at fair value	3,736	95	20,609	24,440	79.28%
e. At book value without adjustment (minimal or no charge or adjustment)	6,301	—	—	6,301	20.44%
(2) Not subject to discretionary withdrawal	85	—	—	85	0.28%
(3) Total (gross: direct + assumed)	$10,122	$95	$20,609	$30,826	100.00%
(4) Reinsurance ceded	599	—	—	599
(5) Total (net)* (3) - (4)	$9,523	$95	$20,609	$30,227
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$426	$—	$—	$426
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$883	$—	$2,149	$3,032	9.83%
b. At book value less current surrender charge of 5% or more	3,097	—	—	3,097	10.04%
c. At fair value	—	98	17,773	17,871	57.95%
d. Total with market adjustment or at fair value	3,980	98	19,922	24,000	77.82%
e. At book value without adjustment (minimal or no charge or adjustment)	6,735	—	—	6,735	21.84%
(2) Not subject to discretionary withdrawal	104	—	—	104	0.34%
(3) Total (gross: direct + assumed)	$10,819	$98	$19,922	$30,839	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$10,819	$98	$19,922	$30,839
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$471	$—	$—	$471
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

46

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
C. Deposit-Type Contracts (no life contingencies):

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$3,479	$—	$—	$3,479	63.60%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	3,479	—	—	3,479	63.60%
e. At book value without adjustment (minimal or no charge or adjustment)	1,044	—	—	1,044	19.09%
(2) Not subject to discretionary withdrawal	947	—	—	947	17.31%
(3) Total (gross: direct + assumed)	$5,470	$—	$—	$5,470	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$5,470	$—	$—	$5,470
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—
* Represents annuity reserves reported in separate accounts liabilities.

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$3,665	$—	$—	$3,665	64.13%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	3,665	—	—	3,665	64.13%
e. At book value without adjustment (minimal or no charge or adjustment)	1,100	—	—	1,100	19.25%
(2) Not subject to discretionary withdrawal	950	—	—	950	16.62%
(3) Total (gross: direct + assumed)	$5,715	$—	$—	$5,715	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$5,715	$—	$—	$5,715
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—
* Represents annuity reserves reported in separate accounts liabilities.
11. SEPARATE ACCOUNTS

Separate Accounts
The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.
Certain separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.
The Company does not engage in securities lending transactions within the separate accounts.
In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

47

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents separate account assets by product or transaction:

	December 31, 2025		December 31, 2024
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuity products	$40,573	$—	$39,797	$—
Annuities with MVA features	—	980	—	888
DeKalb separate account	95	—	98	—
Total	$40,668	$980	$39,895	$888
Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.
If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2025 and 2024 is $412 million and $485 million, respectively.
The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charges paid by the Separate Account	Guarantees Paid by the General Account
2025	$10	$1
2024	10	1
2023	14	2
2022	16	2
2021	16	2
Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.
There was no separate account business seed money at December 31, 2025 and 2024.

48

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$11	$177	$—	$1,368	$1,556
Reserves for accounts with assets at:
Market value	$—	$95	$—	$40,296	$40,391
Amortized cost	228	997	—	—	1,225
Total reserves	$228	$1,092	$—	$40,296	$41,616
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$228	$1,092	$—	$15,420	$16,740
At market value	—	—	—	—	—
At book value	—	—	—	24,848	24,848
Subtotal	$228	$1,092	$—	$40,268	$41,588
Not subject to discretionary withdrawal	—	—	—	28	28
Total reserves	$228	$1,092	$—	$40,296	$41,616
December 31, 2024
Premiums, considerations or deposits	$—	$246	$—	$1,440	$1,686
Reserves for accounts with assets at:
Market value	$—	$311	$—	$39,504	$39,815
Amortized cost	—	661	—	—	661
Total reserves	$—	$972	$—	$39,504	$40,476
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$662	$—	$15,257	$15,919
At market value	—	—	—	—	—
At book value	—	—	—	—	—
Subtotal	$—	$662	$—	$15,257	$15,919
Not subject to discretionary withdrawal	—	—	—	26	26
Total reserves	$—	$662	$—	$15,283	$15,945
December 31, 2023
Premiums, considerations or deposits	$—	$283	$—	$1,373	$1,656
Reserves for accounts with assets at:
Market value	$—	$102	$—	$38,134	$38,236
Amortized costs	—	462	—	—	462
Total reserves	$—	$564	$—	$38,134	$38,698
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$462	$—	$14,794	$15,256
At market value	—	102	—	23,316	23,418
Subtotal	—	564	—	38,110	38,674
Not subject to discretionary withdrawal	—	—	—	25	25
Total reserves	$—	$564	$—	$38,135	$38,699
Reconciliation of Net Transfers to or from Separate Accounts
The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2025	2024	2023
Transfers to separate accounts	$1,575	$1,713	$1,899
Transfers from separate accounts	(6,038)	(5,247)	(3,884)
Net transfers to (from) separate accounts	(4,463)	(3,534)	(1,985)
Reconciling adjustments:
Reinsurance agreement with USL	(3)	—	—
Total reconciling adjustments	(3)	—	—
Transfers as reported in the Statutory Statements of Operations	$(4,466)	$(3,534)	$(1,985)

49

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
12. REINSURANCE

Reinsurance premiums assumed in 2025, 2024 and 2023 were immaterial. Reinsurance premiums ceded in 2025, 2024 and 2023 were $2,372 million, $681 million and $714 million, respectively. At December 31, 2025 and 2024, policy reserves on reinsurance assumed were $71 million and $79 million, respectively. Additionally, reserves on reinsurance ceded were $599 million and $0 million at December 31, 2025 and 2024, respectively.
As of December 31, 2024, $388 million of the Company’s reserves representing a mix of run-off annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements. Effective January 1, 2025, the Company recaptured these run-off annuity risks that were previously ceded to Fortitude Re. This resulted in zero impact on income.
Affiliate Reinsurance Treaties
The Company has a modified coinsurance reinsurance agreement with AGL, pursuant to which certain blocks of the Company’s VA business are ceded to AGL. In 2025, 2024 and 2023, the agreement decreased the Company’s pre-tax earnings by $137 million, $71 million and $90 million, respectively.
Significant New or Amended Reinsurance Treaties
Effective March 31, 2025, the Company executed an indemnity combination coinsurance and modified coinsurance agreement with its affiliate, USL, covering certain of the Company’s variable annuity products reinsured under the agreement. In 2025, this agreement increased the Company’s pre-tax earnings by $15 million.

The impact of the USL agreement at inception on March 31, 2025 is below:

(in millions)
Increase (Decrease)

Summary of Operations
Premiums and annuity considerations	$(1,558)
Reserve adjustments on reinsurance ceded	845
Total revenue	(713)

Increase in aggregate reserves for life contracts	(705)
Net gain from operations before federal income taxes	$(8)
13. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes
The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. In 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published proposed regulations with respect to the CAMT. On September 30, 2025, the IRS issued Notice 2025-46 and Notice 2025-49 which provide favorable interim guidance on tax consolidations. These Notices provide an option to calculate the Company’s CAMT liability based on the consolidated tax group while subject to the waiting period, as well as certain other matters that do not have a significant impact on the Company. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

The One Big Beautiful Bill Act (H.R. 1) (“OBBB”) was signed into law on July 4, 2025. The tax provisions of the OBBB are not expected to have a material impact on the Company’s financial results.

50

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$596	$342	$938	$729	$360	$1,089	$(133)	$(18)	$(151)
Statutory valuation allowance adjustment	—	104	104	—	99	99	—	5	5
Adjusted gross DTA	596	238	834	729	261	990	(133)	(23)	(156)
DTA non-admitted	439	238	677	475	261	736	(36)	(23)	(59)
Net admitted DTA	157	—	157	254	—	254	(97)	—	(97)
DTL	1	—	1	26	—	26	(25)	—	(25)
Total	$156	$—	$156	$228	$—	$228	$(72)	$—	$(72)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	—	—	$—	—	—	—
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	156	—	156	228	—	228	(72)	—	(72)
1. Adjusted gross DTA expected to be realized following the reporting date	156	—	156	228	—	228	(72)	—	(72)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	459	XXX	XXX	357	XXX	XXX	102
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	1	—	1	26	—	26	(25)	—	(25)
DTA admitted as the result of application of SSAP 101	$157	$—	$157	$254	—	$254	$(97)	$—	$(97)

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	1,045%	758%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$3,060	$2,377
The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.
The Company’s tax planning strategy does not include the use of reinsurance.
The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

51

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax expense
Federal	$(51)	$156	$(73)
Foreign	—	—
Subtotal	(51)	156	(73)
Federal income tax on net capital gains (losses)	(42)	$(46)	$(23)
Federal income tax incurred	(93)	110	(96)

	Years Ended December 31,
(in millions)	2025	2024	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$137	$232	(95)
Investments	57	73	(16)
Deferred acquisition costs	211	301	(90)
Fixed assets	94	100	(6)
Compensation and benefits accrual	—	—	—
Net operating loss carryforward	24	—	24
Tax credit carry-forward	—	—	—
Other (including items less than 5% of total ordinary tax assets)	73	23	50
Subtotal	596	729	(133)
Non-admitted	439	475	(36)
Admitted ordinary deferred tax assets	157	254	(97)
Capital:
Investments	240	310	(70)
Net capital loss carryforward	102	50	52
Subtotal	342	360	(18)
Statutory valuation allowance adjustment	104	99	5
Non-admitted	238	261	(23)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	157	254	(97)
Deferred tax liabilities:
Ordinary:
Investments	—	—	—
Policyholder reserves	1	26	(25)
Other (including items less than 5% of total ordinary tax liabilities)	—	—	—
Subtotal	1	26	(25)
Capital:
Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	—	—
Deferred tax liabilities	1	26	(25)
Net deferred tax assets	$156	$228	(72)

52

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2025	2024	Change
Total adjusted deferred tax assets	$835	$990	$(155)
Total deferred tax liabilities	1	26	(25)
Net adjusted deferred tax assets	$834	$964	$(130)
Tax effect of unrealized gains (losses)			44
Change in net deferred income tax			$(86)
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2025		December 31, 2024		December 31, 2023
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$76	21.0%	$46	21.0%	$53	21.0%
Change in valuation adjustment	5	1.4	41	18.9	(24)	(9.5)
Dividend received deduction	(38)	(10.7)	(42)	(19.2)	(44)	(17.3)
Prior year return true-ups and adjustments	(12)	(3.3)	(7)	(3.0)	(9)	(3.8)
Amortization of interest maintenance reserve	(27)	(7.4)	(21)	(9.8)	(7)	(2.9)
Surplus adjustments	(14)	(3.8)	(62)	(28.5)	(50)	(20.0)
Change in non-admitted assets	1	0.4	2	1.0	(4)	(1.5)
Other permanent adjustments	2	0.4	—	—	(1)	(0.2)
Statutory income tax expense (benefit)	$(7)	(2.0)%	$(43)	(19.6)%	$(86)	(34.2)%

Federal income taxes incurred	$(93)	(25.9)%	$110	50.9%	$(96)	(38.0)%
Change in net deferred income taxes	86	23.9	(153)	(70.5)	10	3.8
Total statutory income taxes	$(7)	(2.0)%	$(43)	(19.6)%	$(86)	(34.2)%
At December 31, 2025, the Company had no foreign tax credit carryforwards.
At December 31, 2025, the Company had U.S. federal operating loss carryforwards of $24 million generated in 2025 with unlimited carryforward periods.
At December 31, 2025, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2029	$50
2030	$52
Total	$102

At December 31, 2025, the Company had no general business credit carryforwards.
At December 31, 2025, the Company had no alternative minimum tax credits.
At December 31, 2025, the Company had no CAMT credits.

53

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2023	$—
2024	—
2025	—
Total	$—
In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $938 million and concluded that a $104 million valuation allowance was required at December 31, 2025. The Company concluded that a $99 million valuation allowance was required on the DTAs of $1,089 million at December 31, 2024.
The Company had no deposits admitted under Internal Revenue Code Section 6603.
The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2025	2024
Gross unrecognized tax benefits at beginning of year	$—	$11
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	(11)
Gross unrecognized tax benefits at end of year	$—	$—
At both December 31, 2025 and 2024, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $0.2 million.
Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2025 and 2024, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2025 and 2024, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.
The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2025, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.
The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2007-2024 remain subject to examination by major tax jurisdictions.
The Company is not subject to the repatriation transition tax for the year ended December 31, 2025.
The Company joined with AGC Life, AGL, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.
The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the

54

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.
The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).
14. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2025, the Company exceeded RBC requirements that would require any regulatory action.
The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.
The maximum amount of dividends that the Company may pay to AGL (as immediate parent company) without prior approval of the Texas Insurance Commissioner in 2026 is $472 million, subject to availability of earned surplus.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2025, 2024 and 2023:

Date	Type	Cash or Non-cash	Amount (in millions)
2025
—	—	—	$—

2024
March 25, 2024	Ordinary	Cash	$80
June 26, 2024	Return of capital	Cash	300

2023
—	—	—	$—
15. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.
Employee Retirement and Postretirement Benefit Plans
Corebridge provides post-employment medical and life benefits for certain retired employees. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

55

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2025	2024	2023
Defined benefit plans	$—	$—	$3
Defined Contribution Plan
The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $24 million, $23 million and $23 million in 2025, 2024 and 2023, respectively.
Share-based and Deferred Compensation Plans
The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”) or stock options.PSUs are earned based on Corebridge achieving specified performance goals at the end of a three-year performance period. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.
The Company recognized compensation expenses of $13 million, $11 million and $2 million for the years ending December 31, 2025, 2024 and 2023, respectively, on the grant date of the awards.
16. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.
Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.
The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

56

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2025	2024
Membership stock - Class B	$7	$7
Activity stock	37	37
Excess stock	10	12
Total	$54	$56

Actual or estimated borrowing capacity as determined by the insurer	$1,815	$1,449
The Company did not hold any Class A at December 31, 2025 or 2024.
The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$1,380	$1,259	$1,445	$1,290

Maximum amount pledged during reporting period	1,454	1,312	1,520	1,343
The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.
The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2025	2024

Maximum amount borrowed during reporting period	$909	$909
While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2025 or 2024.
The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$209
5-year fixed rate	August 25, 2022	700

17. COMMITMENTS AND CONTINGENCIES

Commitments
The Company had commitments to provide funding to various limited partnerships totaling $460 million and $583 million at December 31, 2025 and 2024, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund.
At December 31, 2025 and 2024, the Company had $199 million and $242 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans.

57

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2025, the future minimum lease payments under the operating leases are as follows:

(in millions)
2026	$2
2027	2
2028	1
2029	1
2030	—
Thereafter	—
Total	$6
Rent expense was $2 million, $3 million and $3 million in 2025, 2024 and 2023, respectively.
Contingencies
Legal Matters
Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Regulatory Matters
Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.
Other Contingencies
All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.
The Company accrued $7 million and $8 million for GFA at December 31, 2025 and 2024, respectively. The Company has recorded receivables of $4 million and $5 million at December 31, 2025 and 2024, respectively, for expected recoveries against the payment of future premium taxes.
The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

58

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
18. RELATED PARTY TRANSACTIONS

Affiliate Transactions
See Note 12 for details of affiliate reinsurance transactions.
During the year ended December 31, 2025, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.
At December 31, 2025, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, US Fund V, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $10.5 million, $11.4 million, $22.3 million, $39.8 million, $0 million, $5.4 million and $36.0 million, respectively.
At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $10.8 million, $11.4 million, $28.4 million, $62 million, $5.1 million and $43.4 million, respectively.
Financing Agreements
The Company and certain of its affiliates have a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.
At both December 31, 2025 and 2024, the Company did not have a balance outstanding under this facility.

59

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2025:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AG Insurance Agency	$—	$—	$—	N/A
American Gen Asnmt Corp NY	—	—	—	N/A
HRA Administrator LLC	1	—	1	N/A
VALIC Alternative Holdings, LLC	238	—	238	N/A
CIBANCO SA IBM Fideicomiso CIB/2133 (Mexico Industrial Puebla)	2	2	—	N/A
Corebridge Europe Real Estate Fund II LR Feeder, LLC	97	—	97	N/A
Bayshore PII Company LLC	6	—	6	N/A
2 North 6th JV LLC	—	—	—	N/A
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	39	—	39	N/A
GRE LB Industrial Joint Venture II, LP	11	—	11	N/A
Corebridge U.S. Real Estate Fund IV, LP	98	—	98	N/A
Bayshore Shopping Center JV LLC	8	—	8	N/A
Corebridge U.S. Real Estate Fund III, LP	36	—	36	N/A
Branch Retail Partners II, LP.	(1)	—	(1)	N/A
Corebridge Bartlett Investor I LLC.	1	—	1	N/A
Corebridge Papermill Investor I LLC.	1	—	1	N/A
Corebridge REI LB Southeast Industrial Joint Venture, LP.	22	—	22	N/A
Corebridge U.S. LT Apartments JV, LP.	19	—	19	N/A
Corebridge U.S. Real Estate Fund II, LP	12	—	12	N/A
Corebridge Europe Real Estate Fund I S.C.SP	1	—	1	N/A
Corebridge U.S. Real Estate Fund I, LP	(2)	—	(2)	N/A
VALIC Retirement Services Company	100	—	100	N/A
VALIC Finl Advisors Inc	89	—	89	N/A
Total	$778	2	$776

60

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AG Insurance Agency	$—	$—	$—	N/A
American Gen Asnmt Corp NY	—	—	—	N/A
VALIC Retirement Services Company	87	—	87	N/A
VALIC Finl Advisors Inc	83	—	83	N/A
HRA Administrator LLC	—	—	—	N/A
VALIC Alternative Holdings, LLC	590	—	590	N/A
CIBANCO SA IBM Fideicomiso CIB/2133 (Mexico Industrial Puebla)	7	7	—	N/A
Corebridge Europe Real Estate Fund II LR Feeder, LLC	77	—	77	N/A
Bayshore PII Company LLC	7	—	7	N/A
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	36	—	36	N/A
GRE LB Industrial Joint Venture II, LP	12	—	12	N/A
Corebridge U.S. Real Estate Fund IV, LP	111	—	111	N/A
Bayshore Shopping Center JV LLC	14	—	14	N/A
Corebridge U.S. Real Estate Fund III, LP	48	—	48	N/A
Branch Retail Partners II, LP	(3)	—	(3)	N/A
Corebridge Bartlett Investor I LLC	1	—	1	N/A
Corebridge Papermill Investor I LLC	1	—	1	N/A
Corebridge REI LB Southeast Industrial Joint Venture, LP	22	—	22	N/A
Corebridge U.S. LT Apartments JV, LP	18	—	18	N/A
Corebridge U.S. Real Estate Fund II, LP	16	—	16	N/A
Corebridge Europe Real Estate Fund I S.C.SP	1	—	1	N/A
Corebridge U.S. Real Estate Fund I, LP	—	—	—	N/A
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	N/A
Total	$1,128	$7	$1,121

Operating Agreements
The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, Corebridge Institutional Investments, LLC (formerly known as AIG Asset Management (U.S.), LLC), in the amount of $220 million at December 31, 2023.
Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the service. The Company was charged $439 million, $411 million and $434 million under such agreements in 2025, 2024 and 2023, respectively.
Pursuant to an amended and restated investment advisory agreement, certain of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $27 million in 2025, $28 million in 2024 and $35 million in 2023.

61

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
American Home Guarantee
The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.
19. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 17, 2026, the date the financial statements were issued.
On March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. announced that they have entered into a definitive agreement to combine in an all-stock merger. The transaction is expected to close by year-end 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.
The Company paid an ordinary cash dividend of $275 million to AGL on March 26, 2026.

62

Supplemental Information

The accompanying supplemental schedules and interrogatories present selected statutory financial data as of December 31, 2025 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual. They agree to or are included in the amounts reported in the Company’s 2025
Statutory Annual Statement as filed with the Texas Department of Insurance. Captions not presented as not applicable to the Company.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2025
(in millions)

Investment income earned:
Government bonds	$—
Other bonds (unaffiliated)	1,376
Bonds of affiliates	—
Preferred stocks (unaffiliated)	1
Common stocks (unaffiliated)	3
Common stocks of affiliates	91
Cash and short-term investments	23
Mortgage loans	314
Real estate	—
Contract loans	20
Other invested assets	92
Derivative instruments	6
Miscellaneous income	11
Gross investment income	$1,937

Real estate owned - book value less encumbrances	$1

Mortgage loans - book value:
Commercial mortgages	$6,162
Residential mortgages	654
Mezzanine loans	123
Affiliated residential mortgages	—
Total mortgage loans	$6,939

Mortgage loans by standing - book value:
Good standing	$6,625
Good standing with restructured terms	167
Interest overdue more than 90 days, not in foreclosure	44
Foreclosure in process	103
Total mortgage loans	$6,939

Partnerships - statement value	$1,496

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$—
Common stocks	189

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$1,803
Over 1 year through 5 years	8,999
Over 5 years through 10 years	6,144
Over 10 years through 20 years	5,938
Over 20 years	8,269
Total maturity	$31,153

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$17,657
Class 2	12,079
Class 3	796
Class 4	496
Class 5	98
Class 6	27
Total by class	$31,153

Total bonds, short-term and cash equivalent bond investments publicly traded	$16,986
Total bonds, short-term and cash equivalent bond investments privately traded	14,167

Preferred stocks - statement value	$34
Common stocks - market value	264
Short-term investments - book value	—
Cash equivalents - book value	13
Options, caps and floors owned - statement value	148
Collar, swap and forward agreements open - statement value	78
Futures contracts open - current value	—
Cash on deposit	395

64

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (Continued)
DECEMBER 31, 2025
(in millions)

Life insurance in-force:
Industrial	$—
Ordinary	5
Credit	—
Group	—

Amount of accidental death insurance in-force under ordinary policies	—

Life insurance policies with disability provisions in-force:
Industrial	—
Ordinary	—
Group life	—

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	22
Income payable	6

Ordinary - involving life contingencies:
Amount on deposit	244
Income payable	34

Group - not involving life contingencies:
Amount on deposit	—

Annuities:
Ordinary:
Immediate - amount of income payable	$20
Deferred, fully paid - account balance	21,748
Deferred, not fully paid - account balance	—

Group:
Amount of income payable	10
Fully paid - account balance	14,635
Not fully paid - account balance	—

Accident and health insurance - premiums in-force:
Other	$—
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$913
Dividend accumulations - account balance	—

Claim payments in 2025
Group accident & health:
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

Other accident & health:
2025	—
2024	—
2023	—
2022	—
2021	—
Prior	—

65

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2025
(in millions)
1. The Company’s total admitted assets as of December 31, 2025 are $83.5 billion.
The Company’s total admitted assets, excluding separate accounts, as of December 31, 2025 are $41.8 billion.
2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Corebridge Global Real Estate Investors Inc.	OIA	$331	0.80%
b.	Oracle Corporation	BONDS	221	0.50
c.	Duke Energy Corporation	BONDS	183	0.40
d.	Verizon Communications Inc.	BONDS	177	0.40
e.	Sempra Energy	BONDS	166	0.40
f.	Walt Disney Company, The	BONDS	160	0.40
g.	Boeing Company, The	BONDS	157	0.40
h.	British American Tobacco p.l.c.	BONDS	151	0.40
i.	Wells Fargo & Company	BONDS	148	0.40
j.	DB Master Finance LLC	BONDS	140	0.30
3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$17,657	42.20%	P/RP - 1	$34	0.10%
NAIC - 2	12,079	28.90	P/RP - 2	—	—
NAIC - 3	796	1.90	P/RP - 3	—	—
NAIC - 4	496	1.20	P/RP - 4	—	—
NAIC - 5	98	0.20	P/RP - 5	—	—
NAIC - 6	27	0.10	P/RP - 6	—	—
4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$6,773	16.20%
b.	Foreign currency denominated investments	2,209	5.30
c.	Insurance liabilities denominated in that same foreign currency	—	—
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$5,879	14.10%
b.	Countries rated NAIC - 2	702	1.70
c.	Countries rated NAIC - 3 or below	192	0.50

66

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$1,735	4.10%
	Country 2: Australia	1,154	2.80
b.	Countries rated NAIC - 2
	Country 1: Mexico	216	0.50
	Country 2: Indonesia	139	0.30
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	92	0.20
	Country 2: South Africa	27	0.10
7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$2,209	5.30%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$2,205	5.30%
b.	Countries rated NAIC - 2	2	—
c.	Countries rated NAIC - 3 or below	1	—
9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$1,100	2.60%
	Country 2: Ireland	212	0.50
b.	Countries rated NAIC - 2
	Country 1: Peru	2	—
	Country 2:	—	—
c.	Countries rated NAIC - 3 or below
	Country 1: Brazil	1	—
	Country 2:	—	—

67

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	5555187	Commerical Mortgage Loan	$134	0.30%
b.	Vodafone Group Plc	NAIC 2 - Bonds	94	0.20
c.	5555149	Commerical Mortgage Loan	94	0.20
d.	Royal Dutch Shell plc	NAIC 1 - Bonds	85	0.20
e.	Dexus	NAIC 1 - Bonds	82	0.20
f.	PILI 1 Portfolio SCSp	NAIC 1 - Bonds	79	0.20
g.	HSBC Holdings plc	NAIC 1 & 2 - Bonds	77	0.20
h.	Visy Industries Australia Pty Ltd.	NAIC 2 - Bonds	77	0.20
i.	5555264	Commerical Mortgage Loan	77	0.20
j.	5555267	Commerical Mortgage Loan	71	0.20
11. Assets held in Canadian investments:

		Amount	Percentage of Total Admitted Assets
a	Total admitted assets held in Canadian investments	$386	0.90%
b	Canadian-currency-denominated investments	78	0.20
c	Canadian-denominated insurance liabilities	—	—
d	Unhedged Canadian currency exposure	—	—

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Platinum Equity LLC	$71	0.20%
b.	Federal Home Loan Banks	55	0.10
c.	Leonard Green & Partners L.P.	48	0.10
d.	Atlas Holdings LLC	47	0.10
e.	Hillhouse Investment Management Ltd.	40	0.10
f.	Aurelius Group	30	0.10
g.	Bank of America Corp	30	0.10
h.	Carlyle Group	27	0.10
i.	GTCR LLC	26	0.10
j.	USEF Sailfish Venture LLC Series M378-W039	25	0.10

68

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$370	0.90%

Largest three investments held in nonaffiliated, privately placed equities:
a.	ATLAS CAPITAL RESOURCES IV LP	$47	0.10
b.	Platinum Equity Capital Partners V L.P.	42	0.10
c.	Hillhouse Fund V L.P.	34	0.10

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	Corebridge Global Real Estate Investment Corp	$329	$—	$329
b.	BLACKSTONE GROUP	90	90	—
c.	Platinum Equity LLC	71	71	—
d.	Leonard Green & Partners L.P.	48	48	—
e.	Atlas Holdings LLC	47	47	—
f.	Hillhouse Investment Management Ltd.	40	40	—
g.	Aurelius Group	30	30	—
h.	Bank of America Corp	30	30	—
i.	Carlyle Group	27	27	—
j.	GTCR LLC	26	26	—
15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	$134	0.30%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002642, FL	100	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	100	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555149, GBR	94	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	91	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, USA	84	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	80	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555264, FIN	77	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002647, NJ	77	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002538, CA	76	0.20

69

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$67	0.20%
b.	Mortgage loans over 90 days past due	44	0.10
c.	Mortgage loans in the process of foreclosure	103	0.20
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	167	0.40
17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$8	—%	$275	0.70%	$—	—%
b.	91% to 95%	4	—	34	0.10	—	—
c.	81% to 90%	32	0.10	247	0.60	—	—
d.	71% to 80%	98	0.20	764	1.80	—	—
e.	below 70%	511	1.20	4,965	11.90	—	—
18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.
19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$90	$54	$386
b.	Repurchase agreements	6	—	61	6	6
c.	Reverse repurchase agreements	—	—	—	—	—
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—
21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$—	—%	$—	—%
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—

70

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

				Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$33	0.10%	$36	$37	$35
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	2,290	1,960	1,960
d.	Other	—	—	—	—	—
23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$127	0.30%	$4	$4	$1
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

71

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025
(in millions)

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer credit obligations:
U.S. government obligations	$226	0.6%	$226	$—	$226	0.6%
Other U.S. government obligations	5	—	5	—	5	—
Non-U.S. sovereign jurisdiction securities	755	1.9	755	—	755	1.9
Municipal bonds – general obligations (direct & guaranteed)	250	0.6	250	—	250	0.6
Municipal bonds – special revenue	826	2.0	826	—	826	2.0
Project finance bonds issued by operating entities	864	2.1	864	—	864	2.1
Corporate bonds	17,062	41.8	17,062	—	17,062	41.8
Mandatory convertible bonds	—	—	—	—	—	—
Single entity backed obligations	462	1.1	462	—	462	1.1
SVO-Identified bond exchange traded funds – fair value	—	—	—	—	—	—
SVO-Identified bond exchange traded funds – systematic value	—	—	—	—	—	—
Bonds issued by funds representing operating entities	2,427	6.0	2,427	—	2,427	6.0
Bank loans - issued	—	—	—	—	—	—
Bank loans - acquired	541	1.3	541	—	541	1.3
Mortgages loans that qualify as SVO-Identified credit tenant loans	—	—	—	—	—	—
Certificates of deposit	—	—	—	—	—	—
Other issuer credit obligations	—	—	—	—	—	—
Total issuer credit obligations	$23,418	57.4	$23,418	$—	$23,418	57.4
Asset-backed securities:
Financial asset-backed securities – self-liquidating	$5,701	14.0	$5,701	$—	$5,701	14.0
Financial asset-backed securities – not self-liquidating	345	0.9	345	—	345	0.9
Non-financial asset-backed securities	1,689	4.1	1,689	—	1,689	4.1
Total asset-backed securities	$7,735	19.0	$7,735	$—	$7,735	19.0
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$34	0.1	$34	$—	$34	0.1
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	$34	0.1	$34	$—	$34	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	75	0.2	75	—	75	0.2
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	189	0.5	189	—	189	0.5
Mutual funds	—	—	—	—	—	—
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	—	—	—	$—	—	—
Total common stocks	$264	0.7	$264	$—	$264	0.7
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	654	1.6	654	—	654	1.6
Commercial mortgages	6,162	15.1	6,162	—	6,162	15.1
Mezzanine real estate loans	123	0.3	123	—	123	0.3
Total valuation allowance	(164)	(0.4)	(164)	—	(164)	(0.4)
Total mortgage loans	$6,775	16.6	$6,775	$—	$6,775	16.6
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	—	—	—	—	—	—
Properties held for sale	1	—	1	—	1	—
Total real estate	$1	—	$1	$—	$1	—

72

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025
(in millions)

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Cash, cash equivalents and short-term investments:
Cash	$395	1.0	$395	$—	$395	1.0
Cash equivalents	13	—	13	—	13	—
Short-term investments	—	—	—	—	—	—
Total cash, cash equivalents and short-term investments	$408	1.0	$408	$—	$408	1.0
Contract loans	$381	0.9	$381	$—	$381	0.9
Derivatives	225	0.5	225	—	225	0.5
Other invested assets	1,496	3.7	1,496	—	1,496	3.7
Receivables for securities	41	0.1	41	—	41	0.1
Securities Lending	—	—	—	—	—	—
Derivative cash collateral and deferred asset for SSAP 108	3	—	3	—	3	—
Total invested assets	$40,781	100.0%	$40,781	$—	$40,781	100.0%

73

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
DECEMBER 31, 2025
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.
1.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.
Yes [ ] No [ ] N/A [ X ]
2.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.
Yes [ ] No [ ] N/A [ X ]
3.    Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:
(a)    Provisions that permit the reporting of losses to be made less frequently than quarterly;
(b)    Provisions that permit settlements to be made less frequently than quarterly;
(c)    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
(d)    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]
4.    Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES (Continued)
DECEMBER 31, 2025
5.    Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:
(a)    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or
Yes [ ] No [ X ] N/A [ ]
(b)    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?
Yes [ ] No [ X ] N/A [ ]
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________

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